UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2021

Date of reporting period: August 31, 2021

Item 1.	Reports to Stockholders.

August 31, 2021

ANNUAL REPORT

SEI Tax Exempt Trust

  Intermediate-Term Municipal Fund

  Short Duration Municipal Fund

  California Municipal Bond Fund

  Massachusetts Municipal Bond Fund

  New Jersey Municipal Bond Fund

  New York Municipal Bond Fund

  Pennsylvania Municipal Bond Fund

  Tax-Advantaged Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

LETTER TO SHAREHOLDERS

August 31, 2021 (Unaudited)

To our shareholders:

The broad municipal bond (“muni”) market was higher, according to the Bloomberg US Municipal Bond Index, during the Funds’ reporting period—September 1, 2020 through August 31, 2021—steadily gaining through most of the fiscal year before reaching new highs in the final month. The municipal market led most other fixed-income asset classes in a favorable environment of falling rates, accommodative Federal Reserve policy and supportive technical factors. The fiscal year began with continuing economic uncertainty as the COVID-19 pandemic spread; tax-exempt securities generally lagged other non-Treasury sectors early in the period due to the uncertainty of an economic rebound. However, sizable federal aid from the $1.9 trillion American Rescue Plan (passed in March 2021) and the $900 billion COVID-19 stimulus (passed at the end of December 2020) allowed tax receipts to outpace budgets and pushed tax-exempt securities to later outperform.

Yields for AAA rated municipals rose, with 10-year AAA municipal bonds within the Bloomberg US Municipal Bond Index rebounding from a record low yield of 0.58% set just before the start of the period. Relative to U.S. Treasurys, municipal bonds outperformed, especially on the long end of the curve as federal support for state and local governments helped to support investor comfort and demand. A focus on infrastructure spending by the Biden administration, as well as the possibility of future tax hikes for high-earning individuals, provided additional tailwinds for munis. Muni-market sector performance trends reversed from the previous reporting period, with revenue bonds (which tend to be riskier, as they are not supported by the issuing government’s ability to levy taxes) outperforming general obligation bonds. Pre-refunded bonds lagged as investors sought yield, and the shorter-duration profile of the sector limited returns.

From a credit-quality perspective, lower-quality bonds significantly outperformed higher-quality bonds within the Bloomberg US Municipal Bond Index; BBB rated securities outperformed AAA by nearly 650 basis points. High-yield municipals registered double-digit returns as investors returned to riskier sectors that had been most affected early in the pandemic. Cash inflows were positive nearly every week during the fiscal year, while issuance was light as municipalities waited to see how much federal aid they would receive before issuing debt.

Within the Bloomberg US Municipal Bond Index, the AAA municipal bond yield curve steepened, and yields for longer-term munis remained firmly above short-term yields. The Treasury curve also steepened during the period, with yields for longer-term Treasurys rising more than shorter-term rates, although most of the steepening occurred during the first six months of the period in response to expectations of rising inflation and economic reopenings.

On behalf of SEI, I want to thank you for your confidence in the SEI Tax Exempt Trust. We are dedicated to helping our investors reach their long-term objectives, and we look forward to serving your investment needs in the future.

Sincerely,

James Smigiel

Chief Investment Officer

This commentary and the subsequent manager discussions of fund performance may contain the opinion of the manager regarding current market conditions, but should not be relied upon as research or investment advice and is for educational purposes only.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	1

LETTER TO SHAREHOLDERS (Concluded)

August 31, 2021 (Unaudited)

Index Definitions

Bloomberg US Municipal Bond Index: measures the performance of the U.S. municipal tax-exempt investment-grade bond market.

2	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Intermediate-Term Municipal Fund

I. Objective

The STET Intermediate-Term Municipal Fund (the “Fund”) seeks to provide the highest level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisors as of August 31, 2021: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), Mellon Investments Corporation (“Mellon”) and Wellington Management Company LLP (“Wellington”).

III. Returns

For the full year ended August 31, 2021, the Intermediate-Term Municipal Fund, Class F, returned 3.98%. The Fund’s benchmark—the Bloomberg 3-15 Year Municipal Blend Index, which tracks the performance of municipal bonds with remaining maturities between 3 and 15 years—returned 2.75%.

IV. Performance Discussion

The outbreak and rapid expansion of COVID-19 in the second half of the fiscal year interjected historical market volatility into the municipal bond market during the reporting period. Prior to late February, muni bonds experienced nearly a year of inflows, narrowing credit spreads, and positive performance. As noted in the shareholder letter, AAA municipal yields established record low yields in early March before concerns about the lasting economic impact of the virus increased dramatically and both state and local governments induced widespread lockdowns. Municipal yields rose approximately 200 basis points across the curve as market liquidity evaporated; investor uncertainty led to record fund redemptions, which further exacerbated the liquidity challenges. The Federal Reserve (“Fed”) moved swiftly to support financial markets by reducing the federal-funds rate to zero, began unlimited purchases of U.S. Treasury bonds, and launched several credit facilities to purchase corporate and municipal bonds. Over the remainder of the fiscal year, AAA municipal yields declined and returned to record low yields by the end of August. Short-term yields declined in greater magnitude than longer-term yields, in tandem with the Fed lowering the federal-funds rate. Relative to

U.S. Treasurys, municipal bonds (as measured by the Bloomberg US Municipal Bond Index) underperformed, especially on the short end of the curve where the flight-to-safety demand for Treasury bonds was strongest.

While the municipal market recovered a large percentage of its losses, the recovery was uneven; higher-quality assets and essential service sectors rebounded quicker as investors remained uncertain about the recovery and loss of income and sales taxes due to shelter-in-place orders and social-distancing policies. BBB rated and below-investment-grade municipal bonds lagged AAA rated securities for the year. From a sector perspective, general obligation (“GO”) bonds produced the highest sector return, while revenue and prefunded bonds had the lowest sector return. Within the revenue sector, transportation bonds underperformed as utilization declined; travel restrictions resulted in a precipitous decline in airplane use, and a large segment of the population worked from home.

The initial Coronavirus Aid, Relief, and Economic Security Act—a $2.2 trillion economic stimulus bill in response to the economic impact of COVID-19—was passed in March and provided support to municipalities, which included airports and transit systems. Combined with large cash balances, the stimulus bill enabled many issuers to better navigate the crisis.

Consistent with the relative sector performance outlined in the shareholder letter, an overweight to revenue bonds over GO bonds subtracted during the fiscal year, especially within the transportation and hospital sectors. An overweight to BBB rated munis, which underperformed higher-quality municipal bonds, also detracted from relative returns. The Fund’s slightly longer duration posture was additive, while its flatter yield-curve positioning subtracted as the municipal yield curve steepened.

All three managers underperformed during the fiscal year. Macquarie detracted most and underperformed due to its overweight to revenue bonds, as well as an allocation to high-yield municipals and BBB rated securities. Mellon was also challenged by its overweight to BBB rated securities and revenue bonds. Wellington benefited from a more defensive credit posture heading into March, although the manager still underperformed due to its overweight to revenue bonds (particularly within transportation) and an allocation to high-yield municipals.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Intermediate-Term Municipal Fund, Class F	3.98%	4.78%	2.94%	3.37%	4.62%

Intermediate-Term Municipal Fund, Class Y	4.23%	5.07%	3.22%	3.53%	4.67%

Bloomberg 3-15 Year Municipal Blend Index[3]	2.75%	4.74%	3.05%	3.56%	5.17%

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class F and Class Y, versus the Bloomberg 3-15 Year Municipal Blend Index

1

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 5, 1989. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 3-15 Year Municipal Blend Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Short Duration Municipal Fund

I. Objective

The STET Short Duration Municipal Fund (the “Fund”) seeks to provide a high level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisors as of August 31, 2021: Neuberger Berman Investment Advisers LLC (“Neuberger”), Wells Capital Management, Inc. (“Wells”) and Western Asset Management Company (“Western”).

III. Returns

For the full year ended August 31, 2021, the Short Duration Municipal Fund, Class F, returned 0.77%. The Fund’s benchmark—the Bloomberg 1 Year Municipal Bond Index, which tracks the performance of municipal bonds with remaining maturities of approximately one year—returned 0.62%.

IV. Performance Discussion

The fiscal year began with continuing economic uncertainty as the COVID-19 pandemic spread; tax-exempt securities generally lagged other non-Treasury sectors early in the period due to the uncertainty of an economic rebound. However, sizable federal aid from the $1.9 trillion American Rescue Plan (passed in March 2021) and the $900 billion COVID-19 stimulus (passed at the end of December 2020) allowed tax receipts to outpace budgets and pushed tax-exempt securities to later outperform. The tax-exempt municipal market benefited from its strong technical position; cash inflows were positive nearly every week during the fiscal year, while issuance was light as municipalities waited to see how much federal aid they would receive before issuing debt. Over the full fiscal year, municipals outperformed Treasurys, especially on the long end of the curve where Treasury yields rose and municipal yields modestly declined. With yields near historically low levels and strong demand, investors clamored for yield and helped the riskier sectors of the market to outperform. Revenue bonds outperformed general obligation (“GO”) bonds, with the transportation, hospital and tobacco sectors leading, while the worst performer was the pre-refunded sector. Lower-quality bonds significantly outperformed higher-quality bonds, with high-yield municipals registering double-digit returns and BBB rated securities outperforming AAA by nearly 650 basis points. The year ended with tax-exempt municipals in a strong fundamental and technical position, and with the prospect of higher income tax rates poised to keep demand steady.

Consistent with the relative sector performance outlined in the shareholder letter, an overweight to revenue bonds contributed to performance during the fiscal year. An overweight to BBB rated munis, which outperformed higher-quality municipal bonds, also contributed as vaccines rolled out and state and local economies reopened during the period. Duration posture had little impact on performance, while the Fund’s overweight to 3- and 5-year maturities contributed.

Western’s sizable overweight to transportation contributed to performance as transportation was the strongest performing revenue subsector during the year. An overweight to housing and selection within utility contributed to outperformance for Wells. Neuberger outperformed and benefited from its overweight to and selection within the multi-family housing sector, as well as an overweight to healthcare.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Short Duration Municipal Fund, Class F	0.77%	1.53%	1.12%	0.83%	1.48%

Short Duration Municipal Fund, Class Y	1.01%	1.76%	1.35%	0.97%	1.57%

Bloomberg 1-Year Municipal Bond Index[3]	0.62%	1.74%	1.38%	1.07%	1.76%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class F and Class Y, versus the Bloomberg 1-Year Municipal Bond Index

SEI Tax Exempt Trust / Annual Report / August 31, 2021	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Short Duration Municipal Fund (Concluded)

1

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning November 13, 2003. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The Index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

6	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

California Municipal Bond Fund

I. Objective

The STET California Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and California state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The Fund utilized the following sub-advisor as of August 31, 2021: Mellon Investments Corporation (“Mellon”).

III. Returns

For the full year ended August 31, 2021, the California Municipal Bond Fund, Class F, returned 1.31%. The Fund’s benchmark—the Bloomberg California Intermediate Municipal Index, which tracks the performance of California investment-grade municipal bonds—returned 1.47%

IV. Performance Discussion

The outbreak and rapid expansion of COVID-19 in the second half of the fiscal year interjected historical market volatility into the municipal bond market during the reporting period. Prior to late February, muni bonds experienced nearly a year of inflows, narrowing credit spreads, and positive performance. As noted in the shareholder letter, AAA municipal yields established record low yields in early March before concerns about the lasting economic impact of the virus increased dramatically and both state and local governments induced widespread lockdowns. Municipal yields rose approximately 200 basis points across the curve as market liquidity evaporated; investor uncertainty led to record fund redemptions, which further exacerbated the liquidity challenges. The Federal Reserve (Fed) moved swiftly to support financial markets by reducing the federal-funds rate to zero, began unlimited purchases of U.S. Treasury bonds, and launched several credit facilities to purchase corporate and municipal bonds. Over the remainder of the fiscal year, AAA municipal yields declined and returned to record low yields by the end of August. Short-term yields declined in greater magnitude than longer-term yields, in tandem with the Fed lowering the federal-funds rate. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg US Municipal Bond Index) underperformed, especially on the short end of the curve where the flight-to-safety demand for Treasury bonds was strongest.

While the municipal market recovered a large percentage of its losses, the recovery was uneven; higher-quality assets and essential service sectors rebounded quicker as investors remained uncertain about the recovery and loss of income and sales taxes due to shelter-in-place orders and social-distancing policies. BBB rated and below-investment-grade municipal bonds lagged AAA rated securities for the year. From a sector perspective, general obligation (“GO”) bonds produced the highest sector return, while revenue and prefunded bonds had the lowest sector return. Within the revenue sector, transportation bonds underperformed as utilization declined; travel restrictions resulted in a precipitous decline in airplane use, and a large segment of the population worked from home.

The initial Coronavirus Aid, Relief, and Economic Security Act—a $2.2 trillion economic stimulus bill in response to the economic impact of COVID-19—was passed in March and provided support to municipalities, which included airports and transit systems. Combined with large cash balances, the stimulus bill enabled many issuers to better navigate the crisis. While the COVID-19 pandemic led to a dramatic decrease in sales-tax revenues late during the fiscal year, California benefited from maintaining a rainy-day fund, which enabled the state to initially absorb the revenue decline. CA bonds managed to outperform the general market as most technology workers were able to work from home; the cap on state and local income-tax deductions also provided support to its municipal bonds, which helped to keep state GO spreads from widening.

Consistent with the relative sector performance outlined in the shareholder letter, an overweight to revenue bonds, particularly the healthcare sector, detracted from Fund returns during the fiscal year. The Fund’s underweight to state GO bonds also struggled. Within the revenue sector, an overweight to transportation bonds held back performance. A slightly longer duration posture benefited as yields declined during the fiscal period. An overweight to appropriated debt, which outperformed, was also additive.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

California Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

California Municipal Bond Fund, Class F	1.31%	3.59%	1.99%	2.69%	3.75%

California Municipal Bond Fund, Class Y	1.46%	3.71%	2.12%	2.76%	3.79%

Bloomberg California Intermediate Municipal Index[3]	1.47%	4.23%	2.67%	3.46%	4.49%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class F and Class Y, versus the Bloomberg California Intermediate Municipal Index

1

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg California Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.

8	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Massachusetts Municipal Bond Fund

I. Objective

The STET Massachusetts Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and Massachusetts state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The Fund utilized the following sub-advisor as of August 31, 2021: Mellon Investments Corporation (“Mellon”).

III. Returns

For the full year ended August 31, 2021, the Massachusetts Municipal Bond Fund, Class F, returned 0.93%. The Fund’s benchmark—the Bloomberg Massachusetts Intermediate Municipal Index, which tracks the performance of Massachusetts investment-grade municipal bonds—returned 1.35%.

IV. Performance Discussion

The fiscal year began with continuing economic uncertainty as the COVID-19 pandemic spread; tax-exempt securities generally lagged other non-Treasury sectors early in the period due to the uncertainty of an economic rebound. However, sizable federal aid from the $1.9 trillion American Rescue Plan (passed in March 2021) and the $900 billion COVID-19 stimulus (passed at the end of December 2020) allowed tax receipts to outpace budgets and pushed tax-exempt securities to later outperform. The tax-exempt municipal market benefited from its strong technical position; cash inflows were positive nearly every week during the fiscal year, while issuance was light as municipalities waited to see how much federal aid they would receive before issuing debt. Over the full fiscal year, municipals outperformed Treasurys, especially on the long end of the curve where Treasury yields rose and municipal yields modestly declined. With yields near historically low levels and strong demand, investors clamored for yield and helped the riskier sectors of the market to outperform. Revenue bonds outperformed general obligation (“GO”) bonds, with the transportation, hospital and tobacco sectors leading, while the worst-performing was the pre-refunded sector. Lower-quality bonds significantly outperformed higher-quality bonds, with high-yield municipals registering double-digit returns and BBB rated securities outperforming AAA by nearly 650 basis points. The year ended with tax-exempt municipals in a strong fundamental and technical position, and with the prospect of higher income tax rates poised to keep demand steady.

Combined with large cash balances and better-than-budgeted tax receipts, the stimulus bill enabled many Massachusetts issuers to better navigate the crisis.

Consistent with the relative performance outlined in the shareholder letter, an overweight to BBB rated over higher-rated investment-grade securities added to Fund performance during the fiscal year. Selection within the education, hospitals and airport sectors also added to performance. Yield-curve positioning, with an overweight to the front end of the curve, detracted.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Massachusetts Municipal Bond Fund, Class F	0.93%	3.87%	1.94%	2.54%	3.74%

Massachusetts Municipal Bond Fund, Class Y	1.18%	4.07%	2.10%	2.63%	3.78%

Bloomberg Massachusetts Intermediate Municipal Index[3]	1.35%	4.61%	2.73%	3.33%	4.52%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Massachusetts Intermediate Municipal Index

SEI Tax Exempt Trust / Annual Report / August 31, 2021	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

1

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.

10	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

New Jersey Municipal Bond Fund

I. Objective

The STET New Jersey Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and New Jersey state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The Fund utilized the following sub-advisor as of August 31, 2021: Mellon Investments Corporation (“Mellon”).

III. Returns

For the full year ended August 31, 2021, the New Jersey Municipal Bond Fund, Class F, returned 1.44%. The Fund’s benchmark—the Bloomberg 3-10 Year Municipal Blend Index, which tracks the performance of municipal bonds with remaining maturities between 3 and 10 years—returned 2.16%.

IV. Performance Discussion

The outbreak and rapid expansion of COVID-19 in the second half of the fiscal year interjected historical market volatility into the municipal bond market during the reporting period. Prior to late February, muni bonds experienced nearly a year of inflows, narrowing credit spreads, and positive performance. As noted in the shareholder letter, AAA municipal yields established record low yields in early March before concerns about the lasting economic impact of the virus increased dramatically and both state and local governments induced widespread lockdowns. Municipal yields rose approximately 200 basis points across the curve as market liquidity evaporated; investor uncertainty led to record fund redemptions, which further exacerbated the liquidity challenges. The Federal Reserve (Fed) moved swiftly to support financial markets by reducing the federal-funds rate to zero, began unlimited purchases of U.S. Treasury bonds, and launched several credit facilities to purchase corporate and municipal bonds. Over the remainder of the fiscal year, AAA municipal yields declined and returned to record low yields by the end of August. Short-term yields declined in greater magnitude than longer-term yields, in tandem with the Fed lowering the federal-funds rate. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg US Municipal Bond Index) underperformed, especially on the short end of the curve where the flight-to-safety demand for Treasury bonds was strongest.

While the municipal market recovered a large percentage of its losses, the recovery was uneven; higher-quality assets and essential service sectors rebounded quicker as investors remained uncertain about the recovery and loss of income and sales taxes due to shelter-in-place orders and social-distancing policies. BBB rated and below-investment-grade municipal bonds lagged AAA rated securities for the year. From a sector perspective, general obligation (“GO”) bonds produced the highest sector return, while revenue and prefunded bonds had the lowest sector return. Within the revenue sector, transportation bonds underperformed as utilization declined; travel restrictions resulted in a precipitous decline in airplane use, and a large segment of the population worked from home.

Macroeconomic trends were the main drivers of performance for bonds in the state. The initial Coronavirus Aid, Relief, and Economic Security Act—a $2.2 trillion economic stimulus bill in response to the economic impact of COVID-19—was passed in March and provided support to municipalities within the state, which included airports and transit systems. Combined with large cash balances, the stimulus bill enabled many New Jersey issuers to better navigate the crisis.

Consistent with the relative performance outlined in the shareholder letter, an overweight to BBB rated over higher-rated securities challenged Fund performance during the fiscal year. The Fund’s yield-curve flattening positioning detracted as the yield curve steepened. An overweight to revenue bonds also struggled, as did selection within the transportation sector. The Fund’s underweight to State of New Jersey GO bonds detracted despite the state’s mounting pension and healthcare liabilities. Overall, NJ bonds underperformed the general market, although stable incomes for NJ residents in the highest tax brackets, along with limits on federal deductions, supported demand and helped mitigate underperformance. A slightly longer duration posture benefited as yields declined during the fiscal period.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

New Jersey Municipal Bond Fund, Class F	1.44%	3.52%	2.13%	2.40%	3.42%

New Jersey Municipal Bond Fund, Class Y	1.59%	3.67%	2.28%	2.48%	3.46%

Bloomberg 3-10 Year Municipal Blend Index[3]	2.16%	4.24%	2.71%	3.04%	4.15%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class F and Class Y, versus the Bloomberg 3-10 Year Municipal Blend Index

1

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 3-10 Year Municipal Blend Index is a rules-based, market value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Bloomberg 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and prerefunded bonds.

12	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

New York Municipal Bond Fund

I. Objective

The STET New York Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and New York state and city income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The Fund utilized the following sub-advisor as of August 31, 2021: Mellon Investments Corporation (“Mellon”).

III. Returns

For the full year ended August 31, 2021, the New York Municipal Bond Fund, Class F, returned 2.26%. The Fund’s benchmark—the Bloomberg New York Intermediate Municipal Index, which tracks the performance of New York investment-grade municipal bonds—returned 3.11%.

IV. Performance Discussion

The outbreak and rapid expansion of COVID-19 in the second half of the fiscal year interjected historical market volatility into the municipal bond market during the reporting period. Prior to late February, muni bonds experienced nearly a year of inflows, narrowing credit spreads, and positive performance. As noted in the shareholder letter, AAA municipal yields established record low yields in early March before concerns about the lasting economic impact of the virus increased dramatically and both state and local governments induced widespread lockdowns. Municipal yields rose approximately 200 basis points across the curve as market liquidity evaporated; investor uncertainty led to record fund redemptions, which further exacerbated the liquidity challenges. The Federal Reserve (Fed) moved swiftly to support financial markets by reducing the federal-funds rate to zero, began unlimited purchases of U.S. Treasury bonds, and launched several credit facilities to purchase corporate and municipal bonds. Over the remainder of the fiscal year, AAA municipal yields declined and returned to record low yields by the end of August. Short-term yields declined in greater magnitude than longer-term yields, in tandem with the Fed lowering the federal-funds rate. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg US Municipal Bond Index) underperformed, especially on the short end of the curve where the flight-to-safety demand for Treasury bonds was strongest.

While the municipal market recovered a large percentage of its losses, the recovery was uneven; higher-quality assets and essential service sectors rebounded quicker as investors remained uncertain about the recovery and loss of income and sales taxes due to shelter-in-place orders and social-distancing policies. BBB rated and below-investment-grade municipal bonds lagged AAA rated securities for the year. From a sector perspective, general obligation (“GO”) bonds produced the highest sector return, while revenue and prefunded bonds had the lowest sector return. Within the revenue sector, transportation bonds underperformed as utilization declined; travel restrictions resulted in a precipitous decline in airplane use, and a large segment of the population worked from home.

The initial Coronavirus Aid, Relief, and Economic Security Act—a $2.2 trillion economic stimulus bill in response to the economic impact of COVID-19—was passed in March and provided support to municipalities within the state, which included airports and transit systems. Combined with large cash balances, the stimulus bill enabled many New York issuers to better navigate the crisis. New York City’s transportation authority, the MTA, borrowed from the Federal Reserve’s Municipal Liquidity Facility during the quarter, providing the agency with much-needed funds.

Consistent with the relative performance outlined in the shareholder letter, an overweight to BBB rated over higher-rated securities challenged Fund performance during the fiscal year. Despite the economic challenges posed by the pandemic, the Fund’s underweight to New York City GO bonds detracted, as the cap on state and local tax deductions supported demand for tax-exempt securities and enabled credit-quality spreads to remain attractive. Selection within revenue bonds also struggled, as did selection within the transportation and healthcare sectors. A slightly longer duration posture benefited as yields declined during the fiscal period; the Fund’s overweight to maturities on the intermediate portion of the yield curve added as those bonds outperformed.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

New York Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

New York Municipal Bond Fund, Class F	2.26%	3.62%	1.94%	2.39%	3.61%

New York Municipal Bond Fund, Class Y	2.42%	3.78%	2.10%	2.46%	3.64%

Bloomberg New York Intermediate Municipal Index[3]	3.11%	4.35%	2.66%	3.15%	4.39%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class F and Class Y, versus the Bloomberg New York Intermediate Municipal Index

[1]

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[3]

The Bloomberg New York Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.

14	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Pennsylvania Municipal Bond Fund

I. Objective

The STET Pennsylvania Municipal Bond Fund (the “Fund”) seeks to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The Fund utilized the following sub-advisor as of August 31, 2021: Mellon Investments Corporation (“Mellon”).

III. Returns

For the full year ended August 31, 2021, the Pennsylvania Municipal Bond Fund, Class F, returned 1.53%. The Fund’s benchmark—the Bloomberg Pennsylvania Intermediate Municipal Index, which tracks the performance of Pennsylvania investment-grade municipal bonds—returned 2.95%.

IV. Performance Discussion

The fiscal year began with continuing economic uncertainty as the COVID-19 pandemic spread; tax-exempt securities generally lagged other non-Treasury sectors early in the period due to the uncertainty of an economic rebound. However, sizable federal aid from the $1.9 trillion American Rescue Plan (passed in March 2021) and the $900 billion COVID-19 stimulus (passed at the end of December 2020) allowed tax receipts to outpace budgets and pushed tax-exempt securities to later outperform. The tax-exempt municipal market benefited from its strong technical position; cash inflows were positive nearly every week during the fiscal year, while issuance was light as municipalities waited to see how much federal aid they would receive before issuing debt. Over the full fiscal year, municipals outperformed Treasurys, especially on the long end of the curve where Treasury yields rose and municipal yields modestly declined. With yields near historically low levels and strong demand, investors clamored for yield and helped the riskier sectors of the market to outperform. Revenue bonds outperformed general obligation (“GO”) bonds, with the transportation, hospital and tobacco sectors leading, while the worst-performing was the pre-refunded sector. Lower-quality bonds significantly outperformed higher-quality bonds, with high-yield municipals registering double-digit returns and BBB rated securities outperforming AAA by nearly 650 basis points. The year ended with tax-exempt municipals in a strong fundamental and technical position, and with the prospect of higher income tax rates poised to keep demand steady.

Pennsylvania initially benefited from maintaining a rainy-day fund. Tax receipts that ended up running ahead of the state’s budget, combined with large federal aid, enabled the state to avoid cutting services.

Consistent with the relative performance outlined in the shareholder letter, an underweight to BBB rated over higher-rated investment-grade securities challenged Fund performance during the fiscal year. An overweight to local GO and an underweight to state GO bonds detracted from performance. An overweight to revenue and selection within transportation and healthcare was additive.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Pennsylvania Municipal Bond Fund, Class F	1.53%	4.33%	2.48%	2.73%	3.63%

Pennsylvania Municipal Bond Fund, Class Y	1.67%	4.52%	2.63%	2.81%	3.66%

Bloomberg Pennsylvania Intermediate Municipal Index[3]	2.95%	5.47%	3.57%	3.76%	4.59%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Pennsylvania Intermediate Municipal Index

SEI Tax Exempt Trust / Annual Report / August 31, 2021	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

1

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 26, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.

16	SEI Tax Exempt Trust / Annual Report / August 31, 2021

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Tax-Advantaged Income Fund

I. Objective

The STET Tax-Advantaged Income Fund (the “Fund”) seeks to provide the highest level of income possible in a tax-efficient manner.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation. The Fund utilized the following sub-advisors as of August 31, 2021: Pacific Investment Management Company LLC (“PIMCO”), Spectrum Asset Management, Inc. (“Spectrum”) and Wells Capital Management, Inc. (“Wells”).

III. Returns

For the full year ended August 31, 2021, the Tax-Advantaged Income Fund, Class F, returned 8.93%. The Fund’s primary benchmark—the Bloomberg High Yield Municipal Bond Index, which tracks the performance of non-investment-grade municipal bonds—returned 12.17%.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the primary benchmark of the Fund. Therefore, the Fund also utilizes a blended benchmark that consists of the Bloomberg High Yield Municipal Bond Index (60%) and the Bloomberg Municipal Bond Index (40%). The Fund’s 60/40 blended benchmark is designed to provide a useful comparison for the Fund’s overall performance and reflects the Fund’s investment strategy more accurately than the broad-based index.

IV. Performance Discussion

The fiscal year began with continuing economic uncertainty as the COVID-19 pandemic spread; tax-exempt securities generally lagged other non-Treasury sectors early in the period due to the uncertainty of an economic rebound. However, sizable federal aid from the $1.9 trillion American Rescue Plan (passed in March 2021) and the $900 billion COVID-19 stimulus (passed at the end of December 2020) allowed tax receipts to outpace budgets and pushed tax-exempt securities to later outperform. The tax-exempt municipal market benefited from its strong technical position; cash inflows were positive nearly every week during the fiscal year, while issuance was light as municipalities waited to see how much federal aid they would receive before issuing debt. Over the full fiscal year, municipals outperformed Treasurys, especially on the long end of the curve where Treasury yields rose and municipal yields modestly declined. With yields near historically low levels and strong demand, investors clamored for yield and helped the riskier sectors of the market to outperform. Revenue bonds outperformed general obligation (“GO”) bonds, with the transportation, hospital and tobacco sectors leading, while the worst-performing was the pre-refunded sector. Lower-quality bonds significantly outperformed higher-quality bonds, with high-yield municipals registering double-digit returns and BBB rated securities outperforming AAA by nearly 650 basis points (6.50%). The year ended with tax-exempt municipals in a strong fundamental and technical position, and with the prospect of higher income tax rates poised to keep demand steady.

Consistent with the relative performance outlined in the shareholder letter, A rated and better investment-grade municipal bonds underperformed BBB municipal bonds, and the Fund’s overweight to BBB rated securities contributed. Revenue bonds outperformed GO bonds during the fiscal year, and the Fund’s overweight to revenue bonds against an underweight to GO bonds benefited.

Wells underperformed both the Fund’s primary and blended benchmarks as its underweight to non-investment-grade bonds detracted; this exposure was partially offset by an overweight to BBB rated securities, as well as an overweight to revenue bonds and underweight to GO bonds. Spectrum also underperformed the primary benchmark as the manager’s preferred securities mandate lagged the strong returns of municipal bonds during the reporting period; however, Specturm was able to slightly outperform the Fund’s blended benchmark due to strong security selection within banks. PIMCO was the top-performing manager, although it still underperformed the Fund’s primary benchmark due to its underweight to non-investment-grade bonds; this exposure was partially offset by an overweight to BBB rated securities, as well as an overweight to revenue bonds and underweight to GO bonds.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2021 (Unaudited)

Tax-Advantaged Income Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Tax-Advantaged Income Fund, Class F	8.93%	6.58%	4.96%	6.16%	5.29%

Tax-Advantaged Income Fund, Class Y	9.20%	6.84%	5.22%	6.30%	5.40%

60/40 Hybrid of the following Indices:	8.59%	6.59%	5.05%	5.77%	5.18%

Bloomberg High Yield Municipal Bond Index[3]	12.17%	7.54%	6.19%	6.89%	5.56%

Bloomberg Municipal Bond Index[4]	3.40%	5.09%	3.30%	4.05%	4.49%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, Class F and Class Y, versus a 60/40 Blend of the following indices: the Bloomberg High Yield Municipal Bond Index, and the Bloomberg Municipal Bond Index

1

For the year ended August 31, 2021. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 4, 2007. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg High Yield Municipal Bond Index covers the universe of fixed rate, noninvestment grade debt. Pay-in-kind (“PIK”) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations.

4

The Bloomberg Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

18	SEI Tax Exempt Trust / Annual Report / August 31, 2021

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.0%
Alabama — 2.0%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	$2,000	$2,486
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,210
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	245
5.000%, 07/01/2024	325	369
5.000%, 07/01/2028	1,075	1,374
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2027 (A)	3,265	4,029
Black Belt, Energy Gas District, RB
Callable 09/01/2031 @ 101
4.000%, 06/01/2051 (B)	5,570	6,948
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,909
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (B)	5,000	5,696
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,132
5.000%, 09/01/2031	3,140	4,092
5.000%, 09/01/2034	2,000	2,712
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (B)	5,000	5,433
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	630	789

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	$2,160	$2,243

		44,667

Alaska – 0.1%
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,844
Northern Alaska, Tobacco Securitization, Ser A, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2036	615	746

		2,590

Arizona – 2.9%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,530
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,485
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,671
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,586
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037	1,805	2,228
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050	3,560	4,285
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,391	3,862
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (B)	4,000	4,175
Coconino County, Pollution Control, Ser B, RB
1.650%, 03/01/2039 (B)	2,000	2,041

SEI Tax Exempt Trust / Annual Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Glendale, Industrial Development Authority, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2041	$1,000	$1,152
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,745
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036	1,560	1,636
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,813
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	702
5.000%, 07/01/2029	250	292
5.000%, 07/01/2030	500	585
5.000%, 07/01/2032	1,095	1,281
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	3,100	3,986
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	432
5.000%, 07/01/2032	115	140
5.000%, 07/01/2033	355	430
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047	870	883
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,524
5.250%, 12/01/2026	4,510	5,497
5.000%, 12/01/2032	2,500	3,349
5.000%, 12/01/2037	1,000	1,413
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027	900	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037	$1,200	$1,346
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,089

		64,154

Arkansas – 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,589
5.000%, 11/01/2034	1,210	1,371
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,764
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,764
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,882

		8,370

California – 7.7%
Bay Area, Toll Authority, RB
Callable 10/04/2021 @ 100
2.250%, 04/01/2045 (B)	1,500	1,503
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	234
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	1,910	2,209
California State, Enterprise Development Authority, M@College Project, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2045	370	459
California State, GO
5.000%, 08/01/2026	3,880	4,745
California State, GO
Callable 09/14/2021 @ 100
5.250%, 09/01/2028	1,240	1,242
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,819

20	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	$2,500	$2,953
California State, GO
Callable 11/01/2025 @ 100
4.000%, 11/01/2041	360	407
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,655
5.000%, 09/01/2029	1,500	1,827
5.000%, 09/01/2030	3,395	4,131
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,625
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,447
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,525
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,982	3,531
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,169
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
Callable 05/15/2031 @ 100
4.000%, 05/15/2034	1,170	1,429
California State, Public Finance Authority, Enso Village Project, RB
Callable 05/15/2023 @ 100
2.375%, 11/15/2028	355	360
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,072
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	1,185	1,200
California State, Public Works Board, Riverside Campus Project, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,233

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	$2,795	$3,218
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,924
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	410	432
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,125	3,551
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041	2,315	2,607
California State, Statewide Communities Development Authority, University of
California Irvine East, RB
5.000%, 05/15/2022	1,000	1,033
California State, Various Purpose, GO
5.000%, 04/01/2032	1,970	2,744
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,039
5.000%, 08/01/2030	6,500	7,890
5.000%, 08/01/2035	3,000	3,622
California State, Various Purpose, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,234
Cathedral, Redevelopment Agency, Successor Agency, TA
4.000%, 08/01/2023	215	229
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
Callable 08/01/2030 @ 100
4.000%, 08/01/2033	750	901
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	242
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	992

SEI Tax Exempt Trust / Annual Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	$3,000	$3,532
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,746
5.000%, 06/01/2027	2,875	3,565
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	6,131
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 09/20/2021 @ 22
12.691%, 06/01/2047 (C)	6,850	1,551
Inland Empire, Tobacco Securitization, Ser E, RB
Callable 09/20/2021 @ 7
8.246%, 06/01/2057 (C)	77,400	5,333
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 03/01/2022	625	640
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,461
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	972
5.000%, 05/15/2032	500	578
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,898
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,769
Los Angeles, Department of Water & Power, Sub-Ser B3, RB
Callable 10/01/2021 @ 100
0.010%, 07/01/2034 (B)	2,400	2,400
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100
4.000%, 06/01/2049	2,000	2,371

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	$500	$626
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,244
Sacramento, Water Revenue, RB
Pre-Refunded @ 100
5.000%, 09/01/2023 (A)	1,395	1,530
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	396
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2031 @ 100
4.000%, 05/01/2038	4,875	6,086
San Francisco City & County, Airport Commission San Francisco International Airport, Ser A, AMT, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	1,305	1,728
San Francisco City & County, Airport Commission San Francisco International Airport, Ser B, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2035	3,000	4,021
5.000%, 05/01/2036	2,320	3,098
San Francisco City & County, Ser D-1, GO
Callable 06/15/2028 @ 100
4.000%, 06/15/2039	1,580	1,871
4.000%, 06/15/2040	1,640	1,931
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2029	1,165	1,334
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,856
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,097
5.000%, 09/01/2031	1,815	2,169

		170,367

22	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado — 3.1%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	$350	$418
5.000%, 06/15/2031	500	597
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (B)	2,500	3,077
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,903
5.000%, 08/01/2037	2,000	2,519
5.000%, 08/01/2038	1,000	1,257
4.000%, 08/01/2037	1,500	1,757
4.000%, 08/01/2038	1,250	1,460
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
Callable 12/01/2027 @ 103
4.000%, 12/01/2040	205	239
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,301
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (B)	6,425	7,905
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100
3.875%, 05/01/2050	1,135	1,260
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,546
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,206
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,088
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,521
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	$1,465	$1,746
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,620
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,231
Denver, Convention Center Hotel Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2029	400	475
5.000%, 12/01/2031	855	1,007
5.000%, 12/01/2032	1,200	1,409
5.000%, 12/01/2034	1,000	1,168
5.000%, 12/01/2035	800	933
5.000%, 12/01/2036	600	698
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	665	686
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.384%, 09/01/2039 (B)	610	611
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100
4.000%, 12/01/2032	1,000	1,220
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	762
4.000%, 07/15/2033	1,000	1,260
Regional Transportation District, Eagle P3 Project, RB
Callable 01/15/2031 @ 100
5.000%, 07/15/2031	1,200	1,580
5.000%, 07/15/2032	2,310	3,026
4.000%, 07/15/2038	700	833
University of Colorado, Hospital Authority, RB
Callable 09/20/2021 @ 100
5.000%, 11/15/2038 (B)	2,500	2,523
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103
5.000%, 12/15/2026	220	257

		68,320

SEI Tax Exempt Trust / Annual Report / August 31, 2021	23

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut — 1.2%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	$1,230	$1,467
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,085
5.000%, 07/01/2036	700	841
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	301
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2025	390	448
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	4,500	4,960
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,990
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,416
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,832
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,294
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,558
Connecticut State, Special Tax Obligation, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2031	1,000	1,324

		27,516

District of Columbia — 0.8%
District of Columbia, Ser D, GO
Callable 12/01/2026 @ 100
5.000%, 06/01/2033	2,500	3,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	$2,000	$2,488
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,617
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	2,958
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	1,000	1,184
4.000%, 10/01/2036	1,500	1,772
4.000%, 10/01/2038	1,000	1,175

		18,251

Florida — 6.9%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	200	214
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2037 (B)	4,000	4,756
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,955
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,591
5.000%, 10/01/2035	2,000	2,444
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,619
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,303
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/2021 (D)	1,675	1,675
5.000%, 09/01/2021	825	825
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,283
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,352

24	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	$365	$440
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,555
Central Florida, Expressway Authority, RB, AGM
5.000%, 07/01/2027	2,900	3,627
Central Florida, Expressway Authority, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2034	770	957
Central Florida, Expressway Authority, Ser D, RB, AGM
Callable 07/01/2031 @ 100
5.000%, 07/01/2035	1,500	2,010
Collier County, Water-Sewer District, RB
Callable 07/01/2031 @ 100
4.000%, 07/01/2043	5,045	6,129
Escambia County, Health Facilities Authority, RB
Callable 02/15/2030 @ 100
4.000%, 08/15/2050	2,540	2,884
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
7.000%, 04/01/2035 (E)	1,205	674
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043	3,000	3,550
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	15,000	17,255
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	6,016
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049	2,825	3,104
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	338
5.000%, 04/01/2027	325	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 10/04/2021 @ 104
6.500%, 01/01/2049 (B)	$1,000	$1,035
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,503
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,176
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,693
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	2,930	3,483
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,500	1,939
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,400
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,873
JEA Electric System Revenue, Ser Three, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	3,000	3,889
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (A)	1,870	2,055
JEA Water & Sewer System Revenue, Ser A, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	1,000	1,304
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,934
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	1,974
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,772

SEI Tax Exempt Trust / Annual Report / August 31, 2021	25

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	$430	$495
5.000%, 04/01/2031	910	1,046
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,131
Miami-Dade County, Seaport Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 10/01/2023 (A)	1,330	1,476
Miami-Dade County, Water & Sewer System Revenue, RB
Callable 04/01/2031 @ 100
4.000%, 10/01/2034	1,750	2,153
Orange County, Convention Center, RB
5.000%, 10/01/2024	280	319
Orange County, Convention Center, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2026	755	890
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,933
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,329
Osceola County, Transportation Revenue, Ser A-2, RB
2.514%, 10/01/2027 (C)	360	330
2.376%, 10/01/2026 (C)	275	258
2.162%, 10/01/2025 (C)	125	120
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,974
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	1,075	1,107
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,824
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
Callable 12/15/2027 @ 103
4.000%, 12/15/2046	305	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 05/15/2022 @ 100
3.750%, 11/15/2025	$835	$843
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.250%, 11/15/2039	3,660	4,074
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,724
Tampa, Cigarette Tax Allocation, Ser A, RB
Callable 09/01/2030 @ 80
3.841%, 09/01/2036 (C)	305	201
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	750	908
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
Callable 10/15/2029 @ 100
4.000%, 10/15/2035	270	317

		153,770

Georgia — 2.6%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (B)	300	310
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (A)	5,010	5,871
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/01/2023 (A)	1,000	1,110
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
1.550%, 12/01/2049 (B)	2,750	2,783
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (B)	785	810
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	2,990
5.000%, 07/01/2024	1,075	1,217

26	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	$1,000	$1,211
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2054	1,500	1,708
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,454
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.805%, 04/01/2048 (B)	1,865	1,874
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (B)	6,640	7,665
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (B)	4,000	4,310
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	890
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,279
5.000%, 01/01/2035	1,500	1,858
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,967
Georgia State, Municipal Electric Authority, RB, AGM
Callable 01/01/2030 @ 100
4.000%, 01/01/2038	585	686
4.000%, 01/01/2041	170	198
4.000%, 01/01/2046	500	578
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	615
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,586
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	$1,650	$1,861
5.000%, 07/01/2027	1,390	1,567

		57,410

Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,755
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,377
4.000%, 01/01/2037	4,500	5,303

		11,435

Idaho — 0.1%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	630	660
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
Callable 05/01/2031 @ 100
3.000%, 05/01/2041	1,500	1,601
Idaho State, Housing & Finance Association, Garvee, Ser A, RB
5.000%, 07/15/2029	835	1,090

		3,351

Illinois — 10.1%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
1.615%, 01/01/2025 (C)	325	318
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,128
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,721
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,796
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,606

SEI Tax Exempt Trust / Annual Report / August 31, 2021	27

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	$750	$976
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,590
5.000%, 01/01/2032	5,840	6,697
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,124
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2031	740	967
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,892
Chicago, Airport Authority, O’Hare International Airport, Ser E, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	510	664
Chicago, Board of Education, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	599
5.000%, 04/01/2034	620	741
5.000%, 04/01/2036	445	530
5.000%, 04/01/2037	725	863
Chicago, Board of Education, Ser A, GO
Callable 12/01/2030 @ 100
5.000%, 12/01/2032	400	518
5.000%, 12/01/2033	690	890
5.000%, 12/01/2034	345	444
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	804
5.000%, 12/01/2028	100	126
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,840	3,451
Chicago, Board of Education, Ser D, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2031	2,840	3,472
Chicago, Board of Education, Ser D, GO Callable 12/01/2028 @ 100
5.000%, 12/01/2046	640	781
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,274

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024	$1,000	$1,065
Chicago, Ser A, GO
5.000%, 01/01/2023	355	376
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,328
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,831
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,331
Chicago, Transit Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,500	1,789
Chicago, Transit Authority, Ser A, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2045	550	685
4.000%, 12/01/2050	2,000	2,311
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,209
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,887
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,129
5.000%, 11/01/2034	1,500	1,685
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	6,170
Cook County, Ser A, GO
Callable 11/15/2030 @ 100
5.000%, 11/15/2033	450	594
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,928
Cook County, Tax Revenue Authority, Ser A, RB
Callable 11/15/2030 @ 100
5.000%, 11/15/2031	560	752
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (A)	3,310	3,799
Illinois State, Finance Authority, Advocate Health Care Project, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	5,550	6,014

28	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	$1,500	$1,771
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,213
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (B)	605	680
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2021	160	160
5.000%, 09/01/2022	175	183
Illinois State, Finance Authority, Northwestern University, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	2,966
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,070
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,212
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,307
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,004
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	580
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	311
5.000%, 02/15/2030	390	461
5.000%, 02/15/2032	265	312
Illinois State, GO
5.500%, 05/01/2030	3,750	4,979
5.375%, 05/01/2023	165	179
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
Callable 02/01/2024 @ 100
5.250%, 02/01/2030	$3,350	$3,718
5.250%, 02/01/2032	935	1,034
5.250%, 02/01/2033	735	812
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,454
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,851
Illinois State, Rebuild Illinois Program, Ser B, GO
Callable 11/01/2029 @ 100
4.000%, 11/01/2035	2,800	3,247
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,447
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	2,024
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,343
5.500%, 07/01/2023	2,095	2,298
Illinois State, Ser A, GO
5.000%, 03/01/2029	895	1,127
Illinois State, Ser A, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	780	934
Illinois State, Ser A, GO
Callable 03/01/2031 @ 100
5.000%, 03/01/2034	3,000	3,856
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,845
Illinois State, Ser B, GO
Callable 10/01/2030 @ 100
5.000%, 10/01/2031	810	1,043
4.000%, 10/01/2035	4,020	4,729
Illinois State, Ser C, GO
Callable 10/01/2030 @ 100
4.000%, 10/01/2037	215	251
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,099
5.000%, 11/01/2025	1,585	1,861
5.000%, 11/01/2027	2,450	3,017
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,000	1,221

SEI Tax Exempt Trust / Annual Report / August 31, 2021	29

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	$1,500	$1,902
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,000	1,297
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,223
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,364
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,382
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	982
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	269
5.000%, 02/01/2027	1,055	1,272
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,491
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	4,018
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	306
5.000%, 12/15/2032	255	311
5.000%, 12/15/2033	300	365
5.000%, 12/15/2034	400	486
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2031 @ 100
4.000%, 12/15/2042	9,395	10,828
Railsplitter, Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,327
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2027	2,000	2,443
5.000%, 01/01/2028	380	476
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,612
5.000%, 01/01/2037	1,000	1,217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2036	$3,750	$4,788
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100
5.000%, 01/01/2037	200	256
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,430
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,261

		224,003

Indiana — 1.7%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,018
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,079
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,354
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,304
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
Callable 10/01/2031 @ 100
5.000%, 10/01/2032	5,025	6,840
4.000%, 10/01/2035	2,725	3,394
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	340	372
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
Callable 07/01/2029 @ 100
3.250%, 07/01/2049	500	542
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2032	1,250	1,431

30	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$2,000	$2,497
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,113
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,780
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (B)	5,000	5,748

		38,472

Iowa — 0.3%
Iowa State, Finance Authority, Lifespace Communities Project, RB
Callable 09/24/2021 @ 100
2.875%, 05/15/2049	215	217
Iowa State, Finance Authority, Single Family Mortgage-Backed Program, Ser B, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	1,130	1,242
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	201
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2035	1,075	1,311
4.000%, 06/01/2038	300	362
4.000%, 06/01/2039	600	721
4.000%, 06/01/2040	300	359
PEFA, Gas Project Revenue, RB
Callable 06/01/2026 @ 101
5.000%, 09/01/2049 (B)	1,000	1,202

		5,615

Kansas — 0.4%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,116
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (E)	$1,005	$1,021

		9,274

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (B)	15,280	16,629
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2026 @ 101
4.000%, 12/01/2050 (B)	1,775	2,039
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (B)	15,725	17,401
Louisville & Jefferson County, Metropolitan Government & Health System, RB
Callable 07/01/2026 @ 101
5.000%, 10/01/2047 (B)	1,175	1,432

		37,501

Louisiana — 1.3%
East Baton Rouge, Sewerage Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2025 (A)	1,000	1,161
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (A)	3,500	3,969
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,632
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,562
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,933
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,434
5.000%, 01/01/2032	2,100	2,399
5.000%, 01/01/2033	2,100	2,395

SEI Tax Exempt Trust / Annual Report / August 31, 2021	31

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	$1,000	$1,041
5.000%, 07/15/2027	1,750	1,821
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	630
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (B)	1,000	1,056
2.125%, 06/01/2037 (B)	2,750	2,860
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (B)	590	628

		28,521

Maine — 0.0%
Maine, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2035	195	239
4.000%, 07/01/2037	265	323

		562

Maryland — 1.3%
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100
3.500%, 03/01/2050	570	625
Maryland State, Department of Transportation, RB
Callable 10/01/2027 @ 100
4.000%, 10/01/2032	1,500	1,775
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,429
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,121
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	6,109
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,833

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	$4,850	$5,999
Montgomery County, Ser A, GO Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	1,625	1,871
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,129

		28,891

Massachusetts — 2.6%
Massachusetts State, Development Finance Agency, Caregroup, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,759
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025	120	137
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,479
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,646
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	145	173
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,625
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	315
5.000%, 10/01/2023	300	328
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,146
5.000%, 07/01/2030	1,125	1,457
5.000%, 07/01/2031	1,500	1,965
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,913

32	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$415	$509
5.000%, 07/01/2028	1,750	2,193
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,198
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,928
Massachusetts State, Housing Finance Agency, Ser 221, RB
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	360	396
Massachusetts State, Port Authority, A-Bosfuel Project, Ser A, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,330	1,710
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,274
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,458
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,615
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	7,032
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,844
Massachusetts State, Transportation Trust Fund Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	3,000	3,777
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,477

		57,354

Michigan — 2.0%
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	$5,000	$5,998
Imlay, Community Schools, Ser I, GO
5.000%, 05/01/2029	420	550
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,200
5.000%, 07/01/2023	2,500	2,715
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,133
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,980
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,604
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,182
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,494
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	237
0.400%, 10/15/2023	650	651
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
Callable 05/15/2030 @ 100
5.000%, 11/15/2047	345	436
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100
3.750%, 06/01/2050	255	281
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,374
Utica, Community Schools, GO
5.000%, 05/01/2025	2,500	2,923

SEI Tax Exempt Trust / Annual Report / August 31, 2021	33

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	$1,300	$1,541
5.000%, 12/01/2031	1,800	2,134

		44,861

Minnesota — 0.5%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,320	1,327
5.500%, 01/01/2031	1,085	1,090
5.250%, 01/01/2037	475	417
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	570
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	367
5.000%, 01/01/2031	300	364
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2038	250	277
3.000%, 10/01/2041	1,000	1,099
Minnesota State, Housing Finance Agency, Ser l, RB
Callable 01/01/2030 @ 100
3.000%, 01/01/2051	1,495	1,634
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	210
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	400
5.000%, 10/01/2027	600	684
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,333
5.000%, 05/01/2031	695	830

		10,602

Mississippi — 0.3%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
Callable 10/01/2021 @ 100
0.010%, 12/01/2030 (B)	100	100
0.010%, 11/01/2035 (B)	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
Callable 10/01/2021 @ 100
0.010%, 12/01/2030 (B)	$150	$150
Mississippi State, Business Finance, Chevron USA Project, Ser E, RB
Callable 10/01/2021 @ 100
0.010%, 12/01/2030 (B)	400	400
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
Callable 10/01/2021 @ 100
0.010%, 11/01/2035 (B)	200	200
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	115	126
Mississippi State, Home Corporation, Ser B, RB, GNMA/FNMA/FHLMC
Callable 12/01/2030 @ 100
3.000%, 06/01/2051	1,000	1,101
Mississippi State, Ser A, RB
5.000%, 10/15/2022	400	421
5.000%, 10/15/2023	285	313
Mississippi State, Ser A, RB
Callable 10/15/2028 @ 100
5.000%, 10/15/2029	300	381
5.000%, 10/15/2030	850	1,075
Mississippi State, Ser E, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	1,000	1,166
West Rankin, Utility Authority, RB, AGM Pre-Refunded @ 100
5.000%, 01/01/2025 (A)	1,100	1,270

		7,003

Missouri — 1.7%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2036	995	1,195
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB Pre-Refunded @ 100
5.000%, 09/01/2021 (A)	8,015	8,015
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, TA
Callable 02/01/2028 @ 100
5.000%, 02/01/2040	230	251

34	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$1,000	$1,249
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,482
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,197
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,852
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.875%, 05/01/2050	1,070	1,188
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.500%, 11/01/2050	690	759
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,284
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,051
5.000%, 01/01/2028	1,400	1,552
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,012
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	758
5.000%, 07/01/2033	625	794
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,450

		38,089

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	$1,130	$1,267

Nebraska — 1.3%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,862
5.000%, 09/01/2034	1,000	1,377
5.000%, 09/01/2035	2,840	3,969
5.000%, 09/01/2036	3,140	4,431
5.000%, 09/01/2042	730	1,080
Nebraska State, Investment Finance Authority, Ser C, RB, GNMA/FNMA/FHLMC
Callable 09/01/2030 @ 102
3.000%, 09/01/2050	2,515	2,769
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	765	777
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,242
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,292
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,795
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (B)	700	711

		29,305

Nevada — 0.8%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,932
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,211
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,305
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,102

SEI Tax Exempt Trust / Annual Report / August 31, 2021	35

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2022	$200	$207
5.000%, 07/01/2024	200	224
Las Vegas, Convention & Visitors Authority, Ser C, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	525	583
Las Vegas, Valley Water District, Ser C, GO
5.000%, 06/01/2031	3,585	4,904
Las Vegas, Valley Water District, Ser D, GO
5.000%, 06/01/2028	500	640
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	701
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	488
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024	180	183

		18,480

New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
Callable 01/01/2026 @ 103
4.000%, 01/01/2029	300	341
4.000%, 01/01/2030	285	323
4.000%, 01/01/2031	290	327
4.000%, 01/01/2051	670	733

		1,724

New Jersey — 4.1%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2026	590	712
4.000%, 06/01/2030	1,000	1,237
4.000%, 06/01/2031	3,070	3,835
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	210	218
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,294
New Jersey State, Economic Development Authority, NJ Transit Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2037	1,000	1,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$995	$1,232
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,225	1,469
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,903
5.000%, 03/01/2028	1,250	1,337
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	3,932
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,570
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,525
5.000%, 06/15/2026	3,020	3,524
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	130	149
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	855	890
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,745
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2033	2,590	3,323
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,751
5.000%, 12/01/2028	1,450	1,821

36	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	$2,120	$2,126
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	12,391
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	1,750	2,080
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,390
5.000%, 06/15/2030	3,585	4,262
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	322
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,268
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2032	1,250	1,574
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,714
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2042	2,925	3,490
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,203
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,574
5.000%, 01/01/2032	6,000	7,542
5.000%, 01/01/2033	350	439
Newark, Board of Education, GO
5.000%, 07/15/2023	300	327
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$285	$346
5.000%, 01/01/2033	425	516
5.000%, 01/01/2034	570	690
5.000%, 01/01/2035	570	689
5.000%, 01/01/2036	570	687
5.000%, 01/01/2037	570	686

		90,585

New Mexico — 0.8%
New Mexico State, Hospital Equipment
Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,308
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 101
3.000%, 01/01/2052	1,375	1,510
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	10,940	14,082
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2034	650	748

		17,648

New York — 7.0%
Brookhaven, Local Development, Jefferson’s Ferry Project, RB
1.625%, 11/01/2025	805	838
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	135	141
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	309
5.000%, 09/01/2034	1,000	1,240
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,824
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (B)	1,500	1,507
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 03/01/2022	1,605	1,643
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	1,920	2,048

SEI Tax Exempt Trust / Annual Report / August 31, 2021	37

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (B)	$1,000	$1,121
5.000%, 11/15/2045 (B)	500	652
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2022	3,080	3,256
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,534
Metropolitan New York, Transportation Authority, Ser C-1, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	4,000	4,929
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	1,000	1,199
Monroe County, Industrial Development Authority, Rochester Regional Health Project, RB
Callable 12/01/2030 @ 100
4.000%, 12/01/2039	1,200	1,419
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,650
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,124
New York & New Jersey, Port Authority, AMT, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2035	5,000	6,323
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
Callable 01/01/2031 @ 100
3.000%, 01/01/2033	330	371
3.000%, 01/01/2034	740	828
New York City, Industrial Development Agency, Trips Obligation Group, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,154
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	139
5.000%, 03/01/2030	100	132

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser A-1, GO
5.000%, 08/01/2026	$465	$568
New York City, Ser A-1, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2032	1,810	2,383
New York City, Ser A-1, GO
Callable 08/01/2031 @ 100
4.000%, 08/01/2037	4,000	4,849
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	500	604
New York City, Ser C, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2043	1,250	1,596
4.000%, 08/01/2036	2,750	3,320
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,437
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,550
New York City, Ser F-1, GO
Callable 03/01/2031 @ 100
4.000%, 03/01/2038	1,695	2,035
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,798
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 11/01/2030 @ 100
5.000%, 11/01/2032	925	1,237
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
Callable 11/01/2030 @ 100
4.000%, 11/01/2035	185	226
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,520
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,698
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 09/03/2021 @ 100
0.010%, 11/01/2044 (B)	150	150

38	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Ser BB, RB
Callable 09/03/2021 @ 100
0.010%, 06/15/2050 (B)	$400	$400
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Pre-Refunded @ 100
5.000%, 01/01/2022 (A)	610	620
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,006
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	3,250	4,123
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,225
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	6,255
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,912
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,794
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/2031 @ 100
4.000%, 03/15/2039	5,000	6,006
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,422
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,003
New York State, Dormitory Authority, State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,451
New York State, Liberty Development, 4 World Trade Center Project, RB
Callable 11/15/2027 @ 100
1.200%, 11/15/2028	1,355	1,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	$1,000	$1,046
3.150%, 04/01/2024	920	964
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,071
New York State, Thruway Authority, Ser A-1-BID, RB
Callable 03/15/2031 @ 100
4.000%, 03/15/2052	6,000	7,048
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,323
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,612
New York State, Transportation Development, Delta Airlines, AMT, RB
4.000%, 10/01/2030	4,550	5,450
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	4,000	4,842
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2035	2,625	3,334
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	142
5.000%, 12/01/2025	115	135
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	300	387
5.000%, 12/01/2030	125	164
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2022	1,165	1,196
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,723
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,754

SEI Tax Exempt Trust / Annual Report / August 31, 2021	39

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	$1,810	$2,154
Triborough, Bridge & Tunnel Authority, Ser F, RB
Callable 09/03/2021 @ 100
0.010%, 11/01/2032 (B)(F)	3,765	3,765
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,166
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	638
5.000%, 06/01/2031	525	636
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,436

		154,908

North Carolina — 1.1%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,857
5.000%, 07/01/2027	1,500	1,878
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (B)	5,000	6,850
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (B)	1,565	1,648
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
Callable 04/01/2022 @ 100
2.500%, 10/01/2024	740	745
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
Callable 01/01/2027 @ 103
5.000%, 01/01/2029	285	332
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
Callable 09/01/2028 @ 103
4.000%, 09/01/2041	830	972
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2038	605	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Vidant Health, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	$2,500	$2,934
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,163
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,529

		25,616

North Dakota — 0.0%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100
3.550%, 07/01/2033	720	769

Ohio — 2.4%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	967
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,557
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2032	4,325	5,607
4.000%, 06/01/2048	1,700	1,952
3.000%, 06/01/2048	800	831
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
6.025%, 06/01/2057 (C)	3,035	498
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	1,600	1,861
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,558
Franklin County, Hospital Facilities, Nationwide Children’s Hospital, RB
Callable 09/03/2021 @ 100
0.010%, 05/01/2029 (B)	5,000	5,000
Hamilton County, Cincinnati Childrens Hospital Project, RB
5.000%, 11/15/2049	4,835	7,571

40	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hamilton County, Tax Revenue Authority, Ser A, RB
Callable 12/01/2026 @ 100
4.000%, 12/01/2032	$1,600	$1,832
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,301
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,242
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,263
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,570
Ohio State, Hospital Revenue, Ser B, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2050 (B)	3,230	3,715
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100
5.000%, 12/31/2027	655	756
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025	1,100	1,212

		53,293

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	3,084

Oregon — 1.0%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
Callable 11/15/2025 @ 102
5.125%, 11/15/2040	500	557
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	250	283
5.000%, 06/15/2025	275	323
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
Callable 08/15/2030 @ 100
5.000%, 08/15/2034	$1,000	$1,312
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	1,895	2,490
Oregon State, Article XI-Q State Project, Ser A, GO
5.000%, 05/01/2028	2,900	3,724
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,495
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,752
Oregon State, Department of Housing & Community Services, Single Family Mortgage Program, Ser C, RB
Callable 07/01/2029 @ 100
3.000%, 01/01/2052	935	1,021
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,128
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,975
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,322
Port of Portland, Airport Revenue, Portland International Airport, Ser 27-A, AMT, RB
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,500	1,727
Umatilla County, School District No. 8R Hermiston, Ser A, GO
2.308%, 06/15/2027 (C)	1,000	950

		23,375

Pennsylvania — 6.5%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,248
Allentown, Neighborhood Improvement Zone Development Authority, RB
5.000%, 05/01/2028	585	708
5.000%, 05/01/2030	625	782
5.000%, 05/01/2032	725	934

SEI Tax Exempt Trust / Annual Report / August 31, 2021	41

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	$1,375	$1,419
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,267
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
0.550%, 09/01/2048 (B)	4,000	3,996
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (A)	1,600	1,812
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	648
5.000%, 07/01/2032	560	646
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,365
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (B)	2,500	2,725
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,524
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	5,282
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,964
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	273
4.000%, 04/01/2025	650	728

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	$2,995	$3,606
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,319
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
Callable 10/15/2031 @ 100
5.000%, 10/15/2033	2,300	3,090
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	3,059
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,005
Pennsylvania State, Housing Finance Agency, Ser 135A, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2051	3,000	3,252
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	6,087
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,433
5.000%, 12/01/2035	1,000	1,237
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,541
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,877
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,597
Philadelphia, Airport Revenue, AMT, RB
5.000%, 07/01/2031	2,100	2,817
Philadelphia, Airport Revenue, AMT, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2036	2,750	3,601

42	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue, AMT, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2037	$1,000	$1,212
4.000%, 07/01/2038	1,000	1,203
4.000%, 07/01/2039	1,000	1,198
4.000%, 07/01/2040	1,600	1,902
4.000%, 07/01/2041	1,000	1,185
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,221
Philadelphia, Airport Revenue, Ser C, AMT, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2032	535	697
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,495
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,429
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,960
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,268
5.000%, 09/01/2036	2,000	2,488
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100
4.000%, 09/01/2035	5,000	5,926
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (A)	25	31
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,101
5.000%, 09/01/2030	7,975	9,608
Philadelphia, Ser A, GO
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	5,905	7,890
Philadelphia, Water & Wastewater Revenue, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,678
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,105

		143,439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico — 2.5%
Puerto Rico Commonwealth, GO
5.250%, 07/01/2027 (E)	$2,190	$2,061
5.000%, 07/01/2034 (E)	1,875	1,760
Puerto Rico Commonwealth, Ser A-PSA, GO
8.000%, 07/01/2035 (E)	2,865	2,432
5.250%, 07/01/2034 (E)	415	393
5.000%, 07/01/2031 (E)	785	728
Puerto Rico Commonwealth, Ser A-PSA, GO
5.500%, 07/01/2039 (E)	3,385	3,038
5.125%, 07/01/2037 (E)	6,245	5,464
Puerto Rico Commonwealth, Ser B-PSA, GO
5.750%, 07/01/2038 (E)	1,500	1,382
Puerto Rico Commonwealth, Ser C-PSA, GO
5.750%, 07/01/2036 (E)	785	681
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (E)	2,990	2,934
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (E)	1,000	978
Puerto Rico, Electric Power Authority, Ser WW-RSA-1, RB
5.250%, 07/01/2033 (E)	3,035	2,978
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
5.250%, 07/01/2040 (E)	2,940	2,885
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,969	1,846
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	5,519	6,302
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.550%, 07/01/2040	8,625	9,903
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	8,540	9,687

		55,452

Rhode Island — 0.1%
Cranston, Ser 1, GO
1.000%, 08/23/2022	330	333
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,702

SEI Tax Exempt Trust / Annual Report / August 31, 2021	43

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100
3.000%, 12/01/2024	$625	$643

		2,678

South Carolina — 1.1%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 12/01/2023 (A)	2,500	2,768
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102
3.750%, 01/01/2050	720	806
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039	1,870	2,187
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100
4.000%, 07/01/2035	1,160	1,279
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,819
5.000%, 07/01/2030	1,500	1,878
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	459
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,196
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2031	540	715
4.000%, 12/01/2034	2,000	2,411
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2036	2,250	2,735
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,351

		23,604

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	$830	$977
5.000%, 11/01/2028	900	1,056
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2035	1,005	1,173
South Dakota State, Housing Development Authority, Homeownership Mortgage Bonds, Ser A, RB, GNMA/FNMA/FHLMC
Callable 05/01/2030 @ 100
3.000%, 11/01/2051	155	170
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100
4.000%, 11/01/2049	1,005	1,118

		4,494

Tennessee — 0.7%
Chattanooga, Commonspirit Health, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,015	1,288
5.000%, 08/01/2035	415	526
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,254
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,200
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (B)	2,500	2,834
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,197
Tennessee State, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100
4.000%, 07/01/2045	1,070	1,126

		15,425

44	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas — 10.3%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	$2,000	$2,302
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,872
Austin, Texas Airport System Revenue, Ser B, AMT, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2037	900	1,080
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (E)	465	547
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,457
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	6,015
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,563
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 01/01/2031 @ 100
5.000%, 01/01/2036	200	262
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,815
5.000%, 08/15/2033	6,500	7,308
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (B)	640	639
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,192
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2028 @ 100
4.000%, 08/15/2032	1,000	1,195
Collin County, Community College District, Ser A, GO
Callable 08/15/2029 @ 100
4.000%, 08/15/2034	2,500	3,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Corpus Christi, Utility System Revenue, Ser A, RB
Callable 07/15/2030 @ 100
5.000%, 07/15/2033	$1,500	$1,979
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,352
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 10/04/2021 @ 100
5.250%, 01/01/2023	3,495	3,501
Dallas City, GO
5.000%, 02/15/2026	4,400	5,274
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,201
5.000%, 11/01/2031	1,250	1,502
5.000%, 11/01/2032	2,500	3,003
5.000%, 11/01/2033	1,175	1,412
5.000%, 11/01/2034	1,000	1,201
5.000%, 11/01/2035	1,000	1,201
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,369
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,493
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2021	430	433
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	287
Denton, Independent School District, GO, PSF-GTD
Callable 02/15/2026 @ 100
5.000%, 08/15/2029	2,000	2,390
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	9,006
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,708
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	2,050	2,478

SEI Tax Exempt Trust / Annual Report / August 31, 2021	45

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
El Paso, Water & Sewer Revenue, RB
Pre-Refunded @ 100
5.000%, 03/01/2024 (A)	$1,975	$2,213
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,009
5.000%, 11/15/2022	1,050	1,108
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,384
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,569
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,796
5.000%, 11/15/2029	2,325	2,600
5.000%, 11/15/2030	3,310	3,699
Harris County, Houston Sports Authority, Ser C, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2033	1,100	1,229
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,271
Houston City, Ser A, GO
5.000%, 03/01/2025	3,070	3,571
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,694
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,450	3,086
5.000%, 07/01/2032	1,500	1,878
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,661
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	204
4.000%, 09/01/2025	215	244
4.000%, 09/01/2026	160	186
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2023 (A)	2,360	2,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	$1,000	$1,163
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	2,039
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
Callable 11/01/2027 @ 103
4.000%, 11/01/2049	410	467
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,796
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,212
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,732
5.000%, 01/01/2034	4,785	5,477
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,670
5.000%, 01/01/2033	995	1,178
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	3,033
5.000%, 01/01/2035	1,000	1,212
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,079
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,255
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
Callable 02/01/2031 @ 100
5.000%, 02/01/2033	1,410	1,882
5.000%, 02/01/2034	1,700	2,261
5.000%, 02/01/2041	2,000	2,600
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,731
San Antonio, Electric and Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (B)	735	776
San Antonio, Tax Notes, RB
5.000%, 08/01/2024	2,185	2,490
Tarrant County, College District, GO
5.000%, 08/15/2024	2,000	2,282

46	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	$1,500	$1,794
Texas State, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (A)	3,000	3,374
Texas State, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,158
Texas State, Municipal Gas Acquisition & Supply lll, RB
5.000%, 12/15/2031	1,000	1,338
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,825
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	2,975
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,339
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,605
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,105
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,245
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,557
University of Texas, Board of Regents, Ser A, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2035	5,500	6,871
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,910
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,587
Uptown Development Authority, RB
Callable 09/01/2031 @ 100
4.000%, 09/01/2033	400	480
4.000%, 09/01/2035	275	328

		228,922

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	$5,000	$6,068
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,832
Utah County, Hospital Revenue, IHC Health Services, Ser ICES, RB
Callable 05/15/2030 @ 100
4.000%, 05/15/2043	500	592
Utah State, GO
Callable 01/01/2029 @ 100
3.000%, 07/01/2034	495	555
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,971

		11,018

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100
4.000%, 11/01/2045	480	497

Virginia — 1.8%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	339
5.000%, 07/01/2027	250	311
5.000%, 07/01/2028	375	478
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,695
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (B)	1,035	1,326
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,006
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	6,106
Virginia State, Public Building Authority, Ser A, RB
Callable 08/01/2030 @ 100
4.000%, 08/01/2038	5,500	6,735

SEI Tax Exempt Trust / Annual Report / August 31, 2021	47

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	$3,400	$3,453
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	582
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
Callable 09/20/2021 @ 24
13.610%, 06/01/2047 (C)	41,470	10,180

		39,211

Washington — 2.3%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,397
Port of Seattle, AMT, GO
Callable 09/02/2021 @ 100
5.250%, 12/01/2021	1,000	1,000
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,333
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2036	1,500	1,870
Port of Seattle, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2038	1,000	1,220
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,608
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,691
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,762
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,250	1,450
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	997	1,170
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
Callable 07/01/2026 @ 103
5.000%, 01/01/2034	745	862

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Motor Vehicle Fuel Tax, GO
5.000%, 07/01/2023	$750	$817
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,882
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	5,000	5,753
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,141
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	6,217
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2022	2,700	2,796

		50,969

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,584
5.000%, 06/01/2032	1,510	1,908
5.000%, 06/01/2034	1,000	1,257
5.000%, 06/01/2035	1,005	1,261

		6,010

Wisconsin — 1.7%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	612
Wisconsin State, Center District, Ser C, RB, AGM
2.580%, 12/15/2029 (C)	370	328
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2054 (B)	2,000	2,433
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	5,250
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,585

48	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	$1,835	$2,262
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,304
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	528
5.000%, 11/01/2030	1,035	1,156
5.000%, 11/01/2039	1,135	1,239
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2041	705	833
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,889
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (B)	240	240
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (A)	400	414
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	180	183
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050	1,390	1,596
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
Callable 01/01/2031 @ 100
5.000%, 07/01/2039	475	607
5.000%, 07/01/2040	325	414
5.000%, 07/01/2041	750	954

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$265
4.000%, 07/01/2028	225	270
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 07/01/2029	225	268
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,531
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,126
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	605	668

		37,955

Total Municipal Bonds (Cost $2,043,196) ($ Thousands)		2,200,677

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, CI F
0.010%**†	684,760	685

Total Cash Equivalent (Cost $685) ($ Thousands)		685

Total Investments in Securities — 99.0% (Cost $2,043,881) ($ Thousands)		$2,201,362

SEI Tax Exempt Trust / Annual Report / August 31, 2021	49

SCHEDULE OF INVESTMENTS

August 31, 2021

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $2,222,990 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Security is escrowed to maturity.

(E)	Security is in default on interest payment.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2021 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	2,200,677	–	2,200,677
Cash Equivalent	685	–	–	685

Total Investments in Securities	685	2,200,677	–	2,201,362

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,775	$137,293	$(138,383)	$—	$—	$685	684,760	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	SEI Tax Exempt Trust / Annual Report / August 31, 2021

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.0%
Alabama — 6.1%
Alabama State, Housing Finance Authority, Alison Pointe Apartments Project, Ser B, AMT, RB
Callable 09/03/2021 @ 100
0.060%, 04/01/2037 (A)(B)	$1,000	$1,000
Baptist Health, Health Care Authority, Ser B, RB
Callable 10/01/2021 @ 100
0.160%, 11/01/2042 (A)	2,035	2,035
Baptist Health, Health Care Authority, Ser B, RB, AGC
Callable 09/10/2021 @ 100
0.240%, 11/15/2037 (A)	1,125	1,125
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
0.958%, 12/01/2048 (A)	13,510	13,618
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	5,275	5,418
East Alabama, Health Care Authority, Ser B, RB
Callable 09/03/2021 @ 100
0.080%, 09/01/2039 (A)	4,574	4,574
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	595
4.000%, 12/01/2024	500	558
4.000%, 12/01/2025	730	835
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	10,000	11,392
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	$5,250	$5,432
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
0.908%, 06/01/2049 (A)	17,500	17,659
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	6,850	7,443
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
0.670%, 04/01/2049 (A)	2,500	2,513
University of South Alabama, RB
4.000%, 04/01/2023	425	449

		75,704

Alaska — 0.5%
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	742
Northern Alaska, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2024	600	676
4.000%, 06/01/2023	500	532
Valdez, Marine Terminal Revenue Refunding Bonds, Phililips Transportation Alaska Project, RB
Callable 09/03/2021 @ 100
0.040%, 05/01/2031 (A)	3,100	3,100

		5,050

Arizona — 0.4%
Arizona State, Industrial Development Authority, Phoenix Children’s Hospital, RB
5.000%, 02/01/2024	200	223
5.000%, 02/01/2025	310	359
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,577
Maricopa County, Industrial Development Authority, Waste Management Project, RB
Callable 10/04/2021 @ 100
3.375%, 12/01/2031 (A)	1,815	1,830
Yuma, RB
4.000%, 07/01/2022	325	335

		6,324

SEI Tax Exempt Trust / Annual Report / August 31, 2021	51

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California — 6.7%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
1.068%, 09/01/2025 (C)	$680	$662
0.715%, 09/01/2023 (C)	1,500	1,489
Bay Area, Toll Authority, RB
Callable 10/01/2023 @ 100
0.300%, 04/01/2056 (A)	1,250	1,250
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
0.390%, 12/01/2035 (A)	3,750	3,757
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
1.002%, 10/01/2023 (C)	1,120	1,110
California State, Infrastructure & Economic Development Bank, Sustainability Bonds, RB
Callable 08/01/2023 @ 100
0.370%, 08/01/2047 (A)	2,500	2,505
California State, Municipal Finance Authority, Republic Services Project, AMT, RB
0.300%, 07/01/2051 (A)	5,000	5,000
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)	1,500	1,544
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,000	2,001
California State, Pollution Control Financing Authority, Republic Services Project, AMT, RB
0.200%, 11/01/2042 (A)(D)	750	750
California State, Public Finance Authority, Henry Mayo Newhall Hospital, RB
4.000%, 10/15/2022	245	254
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2024	1,765	2,035
California State, School Cash Reserve Program Authority, Ser L, RB
2.000%, 01/31/2022	2,000	2,015
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB
0.110%, 07/01/2041 (A)	2,775	2,775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
Callable 09/10/2021 @ 100
0.200%, 07/01/2040 (A)	$4,025	$4,025
Cathedral City, Redevelopment Agency Successor Agency, TA
4.000%, 08/01/2022	100	103
4.000%, 08/01/2023	100	106
Cathedral City, Redevelopment Agency Successor Agency, TA, BAM
4.000%, 08/01/2024	245	268
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8059, RB
Callable 12/01/2021 @ 100
0.460%, 12/01/2052 (A)(B)(D)	9,000	9,000
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8061, RB
Callable 01/01/2037 @ 100
0.460%, 01/01/2060 (A)(B)(D)	780	780
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8081, RB
Callable 10/01/2021 @ 100
0.460%, 10/01/2058 (A)(D)	7,845	7,845
Long Beach, Harbor Revenue, Private Activity, AMT, RB
5.000%, 05/15/2023	3,015	3,261
Los Angeles County, Schools Pooled Financing Program, Ser B, COP
2.000%, 12/30/2021	2,000	2,012
Mizuho Floater, Ser 2019-MIZ9002, RB
Callable 10/04/2021 @ 100
0.270%, 07/07/2036 (A)(B)(D)	8,000	8,000
Mizuho Floater, Ser 2020-MIZ9011, RB
Callable 10/04/2021 @ 100
0.270%, 12/01/2036 (A)(B)(D)	7,984	7,984
Mizuho Floater, Ser 2020-MIZ9012, RB
Callable 10/04/2021 @ 100
0.270%, 10/01/2036 (A)(D)	5,000	5,000
Riverside County, Office of Education Pooled Notes, Ser B, RB
2.000%, 12/31/2021	3,000	3,019
Southern Kern, Unified School District, Ser D, GO, BAM
1.267%, 11/01/2024 (C)	200	196
Tender Option Bond Trust Receipts, Ser 2020-XF2924, RB
0.180%, 07/01/2032 (A)(B)(D)	3,100	3,100
Tender Option Bond Trust Receipts, Ser 2021-XF2928, RB
0.180%, 09/14/2022 (A)(B)(D)	556	556

52	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Whittier, Union High School District, GO
1.230%, 08/01/2026 (C)	$1,360	$1,313

		83,715

Colorado — 2.1%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	1,100	1,265
Colorado State, Housing & Finance Authority, Multi-Family Project, Ser A2, RB
Callable 04/01/2022 @ 100
1.550%, 04/01/2023	4,475	4,500
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	1,900	2,011
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8062, RB
Callable 07/01/2037 @ 100
0.460%, 07/01/2060 (A)(B)(D)	9,000	9,000
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.384%, 09/01/2039 (A)	2,500	2,504
Mizuho Floater, Ser 2021-MIZ9068, RB
0.270%, 07/01/2034 (A)(B)(D)	1,542	1,542
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	387
5.000%, 07/15/2024	600	676
5.000%, 01/15/2025	300	344
5.000%, 07/15/2025	400	466
3.000%, 01/15/2026	405	444
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	2,500	2,625
Vauxmont, Metropolitan District, GO, AGM
5.000%, 12/15/2021	100	101

		25,865

Connecticut — 1.4%
Bridgeport, GO
1.500%, 12/09/2021	700	702
Connecticut State, Health & Educational Facilities Authority, Connecticut State University, Ser L, RB
4.000%, 11/01/2021	25	25
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Issue, Ser K, RB
5.000%, 07/01/2022	250	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	$550	$586
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, RB
1.100%, 07/01/2048 (A)	3,000	3,039
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	2,011
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	550
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	498
0.250%, 05/15/2024	750	748
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,367
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	525	560
Connecticut State, Ser C, GO
5.000%, 06/15/2023	85	92
Connecticut State, SIFMA Index Project, Ser A, GO
1.010%, 03/01/2025 (A)	1,815	1,853
0.970%, 03/01/2024 (A)	2,105	2,132
0.920%, 03/01/2023 (A)	1,075	1,083
Connecticut State, Special Tax Revenue, RB
5.000%, 05/01/2022	400	413
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100
1.730%, 08/01/2022 (A)	2,000	2,012

		17,931

Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	5,216

District of Columbia — 1.6%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100
1.460%, 06/01/2039 (A)	5,000	5,038

SEI Tax Exempt Trust / Annual Report / August 31, 2021	53

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
0.500%, 12/01/2021	$2,000	$2,001
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
Callable 02/01/2023 @ 100
0.700%, 06/01/2024 (A)	2,690	2,700
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,826
5.000%, 10/01/2023	5,225	5,746

		20,311

Florida — 3.4%
Escambia County, Housing Finance Authority, RB
1.350%, 12/01/2022 (A)	2,000	2,006
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	4,115	4,734
Florida State, Housing Finance Authority, Azure Estates, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,857
Jacksonville, Ser B, RB
5.000%, 10/01/2021 (E)	4,175	4,192
JEA, Electric System Revenue, Ser Three A, RB
Callable 09/03/2021 @ 100
0.030%, 10/01/2036 (A)	4,000	4,000
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	930
Lee Memorial Hospital, Health System, RB
Callable 10/01/2021 @ 100
0.090%, 04/01/2049 (A)	1,200	1,200
Miami-Dade County, Housing Finance Authority, Liberty Square Phase Project, RB
Callable 05/01/2022 @ 100
1.420%, 11/01/2040 (A)	5,790	5,834
Miami-Dade County, Housing Finance Authority, RB
Callable 10/01/2021 @ 100
1.400%, 04/01/2023 (A)	2,000	2,002
Miami-Dade County, Housing Finance Authority, Sunset Bay Apartments Project, RB
Callable 06/01/2022 @ 100
0.250%, 12/01/2023 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 01/02/2024 @ 100
0.395%, 11/01/2048 (A)	$500	$500
Tender Option Bond Trust Receipts, Ser 2018-XM0676, RB
Callable 04/01/2028 @ 100
0.120%, 04/01/2053 (A)(D)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2020-XF2882, RB, AGM
Callable 02/15/2030 @ 100
0.060%, 08/15/2050 (A)(B)(D)	2,805	2,805
Tender Option Bond Trust Receipts, Ser 2020-XM0873, RB
0.180%, 07/01/2027 (A)(D)	1,100	1,100

		42,160

Georgia — 1.6%
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
2.250%, 10/01/2032 (A)	500	516
1.550%, 12/01/2049 (A)	2,000	2,024
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	586
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	8,046
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 09/01/2028 @ 101
4.000%, 05/01/2052 (A)	1,540	1,842
Georgia State, Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
0.590%, 08/01/2048 (A)	1,500	1,505
Georgia State, Private Colleges & Universities Authority, Ser B, RB
Callable 02/16/2022 @ 100
0.440%, 10/01/2039 (A)	1,850	1,850
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2024	1,000	1,040
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	774
Municipal Electric Authority, Project One, RB
5.000%, 01/01/2023	1,000	1,063

54	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2021-XF1117, RB
Callable 07/15/2031 @ 100
0.090%, 07/15/2051 (A)(D)	$600	$600

		19,846

Idaho — 0.1%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2024	395	437
4.000%, 09/01/2025	410	466
4.000%, 09/01/2026	425	494

		1,397

Illinois — 4.8%
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	32
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2021	1,480	1,492
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 10/04/2021 @ 100
5.000%, 11/01/2021	1,000	1,004
5.000%, 11/01/2023	3,000	3,012
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	575
Cook County, Ser A, GO
5.000%, 11/15/2022	2,000	2,117
Granite City, Madison Waste Management, AMT, RB
1.250%, 05/01/2027	4,100	4,134
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100
0.558%, 11/01/2034 (A)	1,955	1,955
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (A)	1,500	1,686
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	273
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	1,052
Illinois State, Regional Transportation Authority, Ser B, RB
Callable 09/03/2021 @ 100
0.400%, 06/01/2025 (A)	3,400	3,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser A, GO
5.000%, 11/01/2022	$15,695	$16,557
Illinois State, Ser C, GO
4.000%, 03/01/2023	1,500	1,582
Illinois State, Ser D, GO
5.000%, 11/01/2021	4,560	4,596
5.000%, 11/01/2022	6,520	6,878
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,540	3,583
Illinois State, Toll Highway Authority, Ser C, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	10	11
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	200	210
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,117
Peoria, Ser A, GO, BAM
4.000%, 01/01/2023	750	787
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,148
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	220
University of Illinois, Auxillary Facilities Systems Revenue Bonds, Ser A, RB
5.000%, 04/01/2022	500	514
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	236
4.000%, 12/30/2023	250	270
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	207
3.000%, 12/01/2023	220	233
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.277%, 11/01/2022 (C)	1,625	1,616

		60,497

Indiana — 2.9%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	200	207
3.000%, 07/15/2023	200	209
3.000%, 01/15/2024	250	264

SEI Tax Exempt Trust / Annual Report / August 31, 2021	55

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indiana University Health, RB
Pre-Refunded @ 100
1.650%, 01/01/2022 (A)(F)	$1,500	$1,507
1.650%, 01/01/2022 (A)(F)	2,000	2,010
Indiana State, Finance Authority, Indiana University Health, RB
Callable 01/01/2025 @ 100
2.250%, 12/01/2058 (A)	7,150	7,575
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,986
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,515
Marion, High School Building, Ser A, RB
4.000%, 07/15/2022	105	108
4.000%, 01/15/2023	230	242
Rockport City, Indiana Pollution Control Revenue Bonds, AEP Generating Company Project, Ser 1995A, RB
1.350%, 07/01/2025 (A)	1,000	1,011
Rockport City, Indiana Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	11,485
Tender Option Bond Trust Receipts, Ser 2019-XF0756, RB
Callable 02/01/2029 @ 100
0.110%, 02/01/2049 (A)(D)	3,750	3,750
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,095	4,708

		36,577

Iowa — 0.6%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 09/03/2021 @ 100
0.060%, 04/01/2022 (A)(B)	6,000	6,000
Iowa State, Finance Authority, Ser A, AMT, RB
Callable 09/03/2021 @ 100
0.030%, 06/01/2024 (A)	1,450	1,450

		7,450

Kansas — 0.8%
Kansas State, Department of Transportation, Ser C3, RB
0.460%, 09/01/2023 (A)	8,450	8,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas State, Department of Transportation, Ser C4, RB
0.560%, 09/01/2024 (A)	$1,000	$1,008
Lenexa City, Ser B, GO
1.625%, 09/01/2021	1,000	1,000

		10,491

Kentucky — 2.3%
Ashland, Medical Center Revenue, RB
5.000%, 02/01/2022	500	509
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,000	2,289
Kentucky State, Housing Corporation, Cambridge Square Project, RB
Callable 02/01/2024 @ 100
0.300%, 08/01/2024 (A)	1,500	1,501
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100
1.400%, 12/01/2022 (A)	2,175	2,193
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,432
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 07/01/2022	1,000	1,030
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 12/01/2021	1,495	1,509
4.000%, 06/01/2022	1,430	1,471
4.000%, 12/01/2022	2,000	2,094
Kentucky State, Rural Water Finance, RB
Callable 09/24/2021 @ 100
0.425%, 12/01/2021	2,000	2,000
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	6,092

		29,120

Louisiana — 1.9%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
Callable 05/01/2022 @ 100
0.600%, 05/01/2043 (A)	4,640	4,645
Louisiana State, Housing Corporation, Hollywood Acres, RB
Callable 12/01/2021 @ 100
1.440%, 12/01/2023 (A)	3,000	3,010

56	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewer, RB
Callable 08/01/2024 @ 100
0.875%, 02/01/2046 (A)	$2,000	$2,005
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,274
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2010B, RB
2.000%, 10/01/2040 (A)	2,000	2,013
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	1,760	1,787
Louisiana State, Stadium & Exposition District, RB
Callable 04/01/2023 @ 100
4.000%, 07/03/2023	500	527
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	8,321

		23,582

Maryland — 1.1%
Maryland State, Community Development Administration, Multifamily Revenue Bonds, Orchard Mews, Ser G, RB
2.060%, 09/01/2021	3,000	3,000
Maryland State, Community Development Administration, Ser B, RB
Callable 01/31/2022 @ 100
0.625%, 06/01/2022	775	776
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,041
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
Callable 01/01/2025 @ 100
5.000%, 07/01/2045 (A)	6,250	7,182

		13,999

Massachusetts — 2.3%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	385
5.000%, 04/01/2025	400	465

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2021	$3,490	$3,504
5.000%, 10/01/2022	2,195	2,310
5.000%, 10/01/2023	2,400	2,637
Massachusetts State, Development Finance Agency, Lyman Terrace Phase II, RB
Callable 02/01/2022 @ 100
1.390%, 08/01/2022 (A)	4,250	4,270
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2022	400	415
Massachusetts State, Development Finance Agency, Ser B, RB
Callable 07/01/2022 @ 100
0.250%, 07/01/2024 (A)	1,000	999
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,521
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	785
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2021	225	226
5.000%, 10/01/2027	435	541
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	648
5.000%, 07/01/2025	850	991
5.000%, 07/01/2026	1,000	1,199
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 09/09/2021 @ 100
0.046%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Chestnut Park Project, RB
2.400%, 12/01/2023 (A)	2,225	2,237
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A-2, RB
Callable 06/01/2023 @ 100
0.450%, 12/01/2024	1,000	1,001
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,383
Tender Option Bond Trust Receipts, Ser 2018-XF2655, RB
0.040%, 07/01/2047 (A)(D)	1,740	1,740

		29,257

SEI Tax Exempt Trust / Annual Report / August 31, 2021	57

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan — 2.7%
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	$1,225	$1,300
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	1,034
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	500	520
5.000%, 07/01/2023	585	633
Hazel Park, School District, GO
4.000%, 05/01/2022	2,290	2,347
4.000%, 05/01/2023	1,515	1,609
Michigan State, Finance Authority, Bronson Healthcare Group, RB
3.500%, 11/15/2044 (A)	2,450	2,537
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,082
Michigan State, Housing Development Authority, Ser A, RB
2.200%, 04/01/2022	475	480
Saline, Area Schools, Ser III, GO
5.000%, 05/01/2023	1,035	1,118
5.000%, 05/01/2024	1,050	1,183
Tender Option Bond Trust Receipts, Ser 2019-XF2837, RB
Callable 11/02/2029 @ 100
0.100%, 11/15/2050 (A)(D)	6,105	6,105
Tender Option Bond Trust Receipts, Ser 2020-XF0970, RB
0.100%, 05/01/2028 (A)(D)	3,350	3,350
Tender Option Bond Trust Receipts, Ser 2021-XF1115, RB
Callable 10/15/2031 @ 100
0.090%, 10/15/2051 (A)(D)	1,700	1,700
Tender Option Bond Trust Receipts, Ser 2021-XF2936, RB
0.180%, 12/01/2022 (A)(B)(D)	1,175	1,175
University of Michigan, RB
Callable 10/04/2021 @ 100
0.290%, 04/01/2033 (A)	3,035	3,035
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	2,000	2,024

		34,232

Minnesota — 0.8%
Minneapolis, Multifamily Housing, Madison Apartment Project, RB
Callable 11/01/2021 @ 100
1.550%, 11/01/2022 (A)	4,050	4,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Rental Housing Bonds, Ser D, RB
Callable 10/04/2021 @ 100
1.400%, 02/01/2022	$1,100	$1,101
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	610	613
1.050%, 07/01/2026	1,240	1,245
0.950%, 01/01/2026	1,230	1,235
0.875%, 07/01/2025	1,215	1,220
0.800%, 01/01/2025	600	602

		10,075

Mississippi — 0.8%
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	518
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 10/04/2021 @ 100
2.500%, 04/01/2022	2,625	2,641
Mississippi State, Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, RB
5.000%, 01/01/2022	350	355
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	600	629
5.000%, 09/01/2023	810	884
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	2,086
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
Callable 06/16/2025 @ 100
1.375%, 08/01/2027 (A)	2,500	2,587

		9,700

Missouri — 0.6%
Central Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	240
2.000%, 03/01/2022	200	202
Missouri State, Health & Educational Facilities Authority, BJC Health System, Ser B, RB
4.000%, 05/01/2051 (A)	4,000	4,638

58	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Still University of Health Services, RB
4.000%, 10/01/2021	$730	$732
Missouri State, Public Utilities Commission, RB
Callable 09/24/2021 @ 100
0.500%, 03/01/2022	2,000	2,000

		7,812

Nebraska — 0.4%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	506
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2023 @ 100
0.600%, 01/01/2051 (A)	4,200	4,218

		4,724

Nevada — 2.3%
Carson City, Carson Tahoe Regional Medical Center, RB
5.000%, 09/01/2021	400	400
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8058, RB
Callable 11/03/2021 @ 100
0.460%, 02/01/2058 (A)(B)(D)	22,430	22,430
Nevada State, Department of Business & Industry Revenue Bonds, Brightline West Passenger Rail Project, AMT, RB
Callable 02/01/2022 @ 100
0.250%, 01/01/2050 (A)(D)	5,000	5,001
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,011

		28,842

New Jersey — 6.1%
Bayonne, GO, AGM
0.725%, 07/01/2023 (C)	1,000	992
Gloucester County, Improvement Authority, The Rowan University Student Project, RB
Callable 03/01/2022 @ 100
0.600%, 03/01/2024	500	500
New Brunswick, Parking Authority, Ser B, RB
5.000%, 09/01/2021	150	150
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	$1,000	$1,013
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,316
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	200	207
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges, Ser A, RB
4.000%, 07/01/2022	4,125	4,254
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	4,235
5.250%, 04/01/2027 (A)	3,320	4,123
5.000%, 06/15/2023	315	342
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,190	1,276
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
1.270%, 09/01/2025 (A)	1,050	1,065
New Jersey State, Economic Development Authority, Ser GGG, RB
5.250%, 09/01/2023 (D)	3,500	3,848
New Jersey State, Economic Development Authority, Transit Corp. Project, Ser B, RB
5.000%, 11/01/2024	14,780	16,926
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 06/01/2022 @ 100
0.750%, 05/01/2023 (A)	1,000	1,004
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,451
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,498
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,170

SEI Tax Exempt Trust / Annual Report / August 31, 2021	59

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.500%, 12/15/2021	$3,230	$3,279
New Jersey State, Turnpike Authority, Ser C, RB
0.660%, 01/01/2023 (A)	5,665	5,688
New Jersey State, Turnpike Authority, Ser D1, RB
0.760%, 01/01/2024 (A)	1,000	1,009
Newark, Board of Education, GO
5.000%, 07/15/2024	600	680
Newark, Ser A, GO
5.000%, 10/01/2021	110	110
5.000%, 10/01/2022	850	888
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,698
Newark, Ser B, GO
5.000%, 10/01/2021	230	231
2.000%, 10/05/2021	1,160	1,162
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,200
Newark, Ser C, GO
2.000%, 10/05/2021	5,200	5,209
Orange Township, GO, AGM
2.000%, 12/01/2022	845	863
Passaic, Ser AB, GO
5.000%, 08/01/2022	680	710
5.000%, 08/01/2024	695	786
5.000%, 08/01/2025	700	818
Plainfield, GO, AGM
4.000%, 08/15/2023	1,220	1,310
Ramsey Borough, GO
1.250%, 01/07/2022	1,060	1,064
Tender Option Bond Trust Receipts, Ser 2020-XM0912, RB
0.120%, 01/01/2027 (A)(D)	620	620

		76,761

New Mexico — 0.2%
Farmington, Pollution Control Revenue, AMT, RB
1.200%, 06/01/2040 (A)	1,750	1,760
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	664

		2,424

New York — 8.2%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
Callable 10/19/2021 @ 100
0.460%, 10/01/2045 (A)(B)(D)	2,000	2,000
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser B, RB
Callable 03/01/2024 @ 100
1.650%, 09/01/2049 (A)	$1,800	$1,857
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (A)	2,000	2,009
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
4.000%, 02/01/2022	3,230	3,280
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	2,100	2,240
Metropolitan New York, Transportation Authority, Ser D, RB
0.470%, 11/15/2044 (A)	1,000	996
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 01/01/2024 @ 100
0.364%, 11/01/2035 (A)	3,000	3,001
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2021	350	354
5.000%, 12/01/2022	400	423
5.000%, 12/01/2023	400	441
5.000%, 12/01/2024	550	629
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	2,505	2,655
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	2,035	2,141
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	826
New York City, Housing Development Authority, RB
Callable 05/01/2022 @ 100
1.100%, 11/01/2059 (A)	12,500	12,565
New York City, Housing Development Authority, RB, FHA
Callable 07/01/2023 @ 100
0.600%, 05/01/2061 (A)	3,000	3,011
New York City, Housing Development Authority, Ser C, RB
Callable 09/20/2021 @ 100
2.350%, 07/01/2022	8,730	8,773
New York City, Housing Development Authority, Ser S, RB
Callable 02/01/2022 @ 100
2.100%, 11/01/2058 (A)	600	605
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	832

60	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser 3-REM, RB
Callable 09/03/2021 @ 100
0.110%, 04/01/2042 (A)	$1,500	$1,500
New York City, Ser C, GO, AGC
Callable 09/10/2021 @ 100
0.180%, 10/01/2027 (A)	350	350
New York City, Ser F, RB
Callable 02/01/2022 @ 100
5.000%, 08/01/2024	750	765
New York City, Ser F-1, RB
5.000%, 03/01/2023	1,500	1,610
New York State, Housing Finance Agency, Affordable Housing Revenue Bonds, RB
Callable 09/24/2021 @ 100
1.875%, 05/01/2050 (A)	105	105
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
Callable 01/01/2022 @ 100
0.850%, 11/01/2024	3,890	3,897
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
Callable 09/01/2023 @ 100
0.950%, 05/01/2025	2,110	2,120
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB
Callable 07/01/2022 @ 100
0.750%, 05/01/2025	3,500	3,512
New York State, Housing Finance Agency, Sustainability Bonds, Ser L, RB
Callable 09/24/2021 @ 100
1.375%, 11/01/2022	560	560
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
Callable 12/01/2021 @ 100
1.600%, 11/01/2024	5,000	5,022
New York State, Mortgage Agency Revenue, AMT, RB
2.250%, 04/01/2022	500	505
New York State, Transportation Development, Delta Airlines, Inc. Laguardia Airport Terminals C&D Redevelopement Project, AMT, RB
5.000%, 01/01/2023	1,265	1,342
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	250	264
5.000%, 12/01/2023	510	561

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2021	$1,100	$1,113
5.000%, 12/01/2023	1,800	1,983
5.000%, 12/01/2024	900	1,029
5.000%, 12/01/2025	800	944
5.000%, 12/01/2026	1,000	1,211
New York State, Urban Development, Ser A-1, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2025	1,195	1,284
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
Callable 09/03/2021 @ 100
0.240%, 05/01/2047 (A)(D)	4,000	4,000
Oyster Bay, GO
4.000%, 11/01/2022	845	882
2.000%, 11/01/2021	835	837
Oyster Bay, Ser B, GO, BAM
5.000%, 08/15/2022	1,000	1,046
Suffolk County, Ser I, GO, TAN
3.000%, 09/24/2021	5,000	5,009
Tender Option Bond Trust Receipts, Ser 2020-XF2868, RB
Callable 05/15/2028 @ 100
0.060%, 11/15/2042 (A)(B)(D)	1,200	1,200
Triborough, Bridge & Tunnel Authority, RB
5.000%, 05/15/2050 (A)	3,000	3,623
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 10/04/2021 @ 100
0.558%, 11/15/2027 (A)	2,680	2,681
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,550	1,640
Westchester County, Ser B, GO
2.000%, 10/18/2021	1,000	1,002
Yonkers, Ser A, GO
4.000%, 02/15/2023	265	279
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	295

		102,231

North Carolina — 1.8%
Columbus County, Industrial Facilities & Pollution Control Financing Authority, Internal Paper Company Project, RB
1.375%, 05/01/2034 (A)	1,000	1,035
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	17,025	18,879

SEI Tax Exempt Trust / Annual Report / August 31, 2021	61

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of North Carolina at Chapel Hill, Ser A-REMK, RB
Callable 05/09/2022 @ 100
0.180%, 12/01/2041 (A)	$2,000	$2,001

		21,915

North Dakota — 0.2%
Cass County, Joint Water Resource District, Ser A, GO
Callable 11/01/2022 @ 100
0.480%, 05/01/2024	1,000	1,003
Larimore, GO
Callable 05/01/2022 @ 100
0.850%, 05/01/2024	1,700	1,702

		2,705

Ohio — 2.1%
Allen County, Hospital Facilities Revenue, Bon Secours Mercy Health, RB
5.000%, 12/01/2021	500	506
American Municipal Power, Carey Village Project, BAN
1.250%, 12/01/2021	425	426
American Municipal Power, City of Wapakoneta Project, Ser E, BAN
1.000%, 06/23/2022	500	503
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,070
American Municipal Power, Combined Hydroelectric Project, RB
Callable 02/15/2024 @ 100
1.000%, 02/15/2048 (A)	1,400	1,419
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	545	608
American Municipal Power, Ser A, RB
Callable 10/04/2021 @ 100
2.300%, 02/15/2038 (A)	1,000	1,002
Columbus, Ser A, GO
Pre-Refunded @ 100
4.000%, 08/15/2022 (F)	1,875	1,944
Fairview Park, City School District, GO
1.536%, 12/01/2022 (C)	515	513
Gahanna-Jefferson City, School District, COP, BAM
2.000%, 12/01/2021	710	713
Lancaster, Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,253
Lorain, Ser A, GO, BAN
1.500%, 05/04/2022	1,000	1,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mahoning County, GO, BAN
1.000%, 09/13/2021	$1,000	$1,000
Mahoning County, Sales Tax, RB
1.000%, 09/13/2021	1,000	1,000
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,129
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	419
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	680
Ohio State, University Hospital Health System, Ser C, RB
5.000%, 01/15/2042 (A)	200	200
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
Callable 05/01/2022 @ 100
3.000%, 05/01/2023	5,000	5,006
Toledo, Various Purpose, GO
3.000%, 12/01/2021	180	181

		25,581

Oklahoma — 1.1%
Muskogee County-City, Port Authority, RB
Callable 09/09/2021 @ 100
0.040%, 05/01/2023 (A)(B)	4,800	4,800
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,051
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
Callable 06/30/2022 @ 100
1.625%, 07/06/2023	2,840	2,867
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 09/03/2021 @ 100
0.100%, 08/15/2031 (A)	900	900
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 10/01/2021 @ 100
0.100%, 08/15/2031 (A)	850	850
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
Callable 09/01/2029 @ 100
0.060%, 09/01/2045 (A)(B)(D)	1,365	1,365

62	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2021	$1,650	$1,650
Tulsa County, Industrial Authority, San Springs Public Schools Project, RB
5.000%, 09/01/2021	330	330
University of Oklahoma, Ser B, RB
4.000%, 07/01/2022	350	361

		14,174

Oregon — 0.1%
Deschutes & Jefferson Counties, School District, GO
0.656%, 06/15/2024 (C)	470	466
Port of Morrow, Ser A, GO
4.000%, 06/01/2022	220	226
4.000%, 06/01/2023	300	318
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	299

		1,309

Pennsylvania — 6.4%
Bethlehem, Area School District, Ser A, RB
Callable 09/20/2021 @ 100
0.538%, 01/01/2032 (A)	6,000	6,000
Cumberland County, Municipal Authority, AICUP Financing Program-Messiah College Project, RB
3.750%, 05/01/2044 (A)	1,000	1,003
Delaware County, Neuman University, RB
4.000%, 10/01/2021	200	201
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/20/2021 @ 100
0.440%, 09/01/2048 (A)	2,500	2,497
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	285
Laurel Highlands, School District, GO, BAM
3.000%, 02/01/2022	100	101
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,663
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligated Group, RB
5.000%, 06/01/2022	380	394
Montgomery County, Higher Education & Health Authority, AICUP Financing Program-Gwynedd Mercy University Project, RB
4.000%, 05/01/2036 (A)	1,075	1,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	$100	$112
2.000%, 02/01/2023	200	205
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, AMT, RB
0.200%, 08/01/2045 (A)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, Republic Services Project, AMT, RB
0.220%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, UMPC Revenue Bonds, RB
5.000%, 04/15/2022	450	464
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 12/01/2023 @ 100
0.420%, 06/01/2041 (A)	500	500
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	7,250	7,515
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,275
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	1,000	1,004
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program-York College of Pennsylvania Project, RB
3.000%, 05/01/2033 (A)	940	951
Pennsylvania State, Higher Educational Facilities Authority, Ser AW, RB
5.000%, 06/15/2023	6,140	6,658
5.000%, 06/15/2024	11,725	13,235
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Callable 09/01/2022 @ 100
5.000%, 03/01/2023	300	314
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,270	1,337

SEI Tax Exempt Trust / Annual Report / August 31, 2021	63

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	$1,470	$1,648
4.000%, 12/01/2025	665	767
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
0.620%, 12/01/2023 (A)	2,500	2,519
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
0.720%, 12/01/2023 (A)	2,000	2,010
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,667
Philadelphia, Authority for Industrial Development, RB
Callable 10/01/2021 @ 100
0.100%, 09/01/2050 (A)	3,000	3,000
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,828
5.000%, 09/01/2023	3,000	3,278
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/2022	1,200	1,219
Pittsburgh, Water & Sewer Authority, Ser C-REMK, RB, AGM
Callable 06/01/2023 @ 100
0.670%, 09/01/2040 (A)	2,000	2,017
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	135	145
Southcentral Pennsylvania, General Authortiy, RB
5.000%, 05/01/2022	100	103
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
Callable 09/01/2028 @ 100
0.060%, 09/01/2037 (A)(B)(D)	1,250	1,250
Tender Option Bond Trust Receipts, Ser XL0180, RB
Callable 12/01/2031 @ 100
0.090%, 12/01/2051 (A)(B)(D)	1,680	1,680
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 08/15/2023 @ 100
0.380%, 02/15/2024 (A)	2,850	2,862
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	541

		80,089

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island — 0.3%
Rhode Island, Housing & Mortgage Finance, Ser S, RB
Callable 04/01/2022 @ 100
0.450%, 10/01/2040 (A)	$1,000	$1,001
Rhode Island, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2022 @ 100
5.000%, 12/01/2023	2,475	2,614

		3,615

South Carolina — 2.0%
Patriots Energy Group, Financing Agency, Ser A, RB
Callable 11/01/2023 @ 100
4.000%, 10/01/2048 (A)	6,855	7,422
South Carolina, Jobs-Economic Development Authority, Prism Health Obligation Group, RB
Callable 09/03/2021 @ 100
0.110%, 05/01/2048 (A)	3,300	3,300
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	593
South Carolina, Transportation Infrastructure Bank, Ser 2, RB
Callable 10/01/2021 @ 100
0.508%, 10/01/2031 (A)	11,420	11,422
South Carolina, Transportation Infrastructure Bank, Ser 20, RB
Callable 10/01/2021 @ 100
0.514%, 10/01/2031 (A)	110	110
Spartanburg County, School District, Ser D, GO
5.000%, 03/01/2022	2,180	2,231

		25,078

Tennessee — 0.6%
Lewisburg, Industrial Development Board, Multifamily Housing Revenue, Lewisburg Summit Apartments Project, RB
1.550%, 09/01/2022 (A)	2,000	2,014
Memphis, Health Educational & Housing Facility Board, Burkle & Main Apartments Project, Ser 2019, RB
1.400%, 11/01/2022 (A)	1,300	1,310
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,163
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,582

64	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee, Energy Acquisition Gas Project, Ser A, RB
Callable 02/01/2023 @ 100
4.000%, 05/01/2048 (A)	$785	$829

		6,898

Texas — 10.7%
Alamito, Public Facilities Corporation, HACEP Rad Conversion Program, Cramer Three Apartments Project, RB
0.250%, 11/01/2021	5,000	5,000
Alamito, Public Facilities Corporation, HACEP Rad Conversion Program, RB
Callable 11/01/2021 @ 100
1.510%, 05/01/2037 (A)	1,500	1,503
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	2,006
Angelina & Neches, River Authority, Jefferson Enterprise Energy Project, AMT, RB
0.450%, 12/01/2045 (A)	8,000	8,013
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 09/24/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,002
Central Texas, Regional Mobility Authority, RB
Callable 10/04/2021 @ 100
4.000%, 01/01/2022	4,000	4,013
Central Texas, Regional Mobility Authority, Ser F, RB
Callable 07/01/2024 @ 100
5.000%, 01/01/2025	1,500	1,691
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	999
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 09/09/2021 @ 100
0.170%, 07/01/2031 (A)	525	525
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
1.250%, 02/15/2036 (A)	1,165	1,177
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,850	1,935
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,150
5.000%, 11/01/2026	1,250	1,538
5.000%, 11/01/2027	1,750	2,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	$1,575	$1,628
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.950%, 08/01/2049 (A)	1,660	1,685
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	795	808
0.720%, 08/01/2051 (A)	1,000	1,007
Galveston, Public Facility, The Oleanders at Broadway, RB
0.470%, 08/01/2025 (A)	1,500	1,501
Goose Creek, Consolidated Independent School District, Ser B-REMK, GO, PSF-GTD
0.270%, 10/01/2049 (A)	2,000	2,000
Harlandale, Independent School District, GO, BAM
Callable 08/15/2022 @ 100
2.000%, 08/15/2040 (A)	3,390	3,438
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 07/01/2049 (A)	2,500	2,642
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 06/01/2032 (A)	2,040	2,161
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2024 @ 101
5.000%, 06/01/2032 (A)	1,425	1,638
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
Callable 10/04/2021 @ 100
0.900%, 05/15/2050 (A)	1,000	1,001
Harris County, Health Facilities Development, Christus Health Project, Ser A3, RB, AGM
Callable 09/09/2021 @ 100
0.180%, 07/01/2031 (A)	550	550
Harris County, Health Facilities Development, Christus Health Project, Ser A4, RB, AGM
Callable 09/09/2021 @ 100
0.180%, 07/01/2031 (A)	250	250
Houston, Airport System Revenue, Ser D, RB
5.000%, 07/01/2023	1,215	1,322

SEI Tax Exempt Trust / Annual Report / August 31, 2021	65

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Combined Utility System Revenue, Ser C, RB
Callable 09/03/2021 @ 100
0.030%, 05/15/2034 (A)(B)	$5,400	$5,400
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	1,035
Midland County, Public Facility, RB
Callable 12/01/2022 @ 100
0.350%, 06/01/2024 (A)	1,000	1,000
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,087
Mission, Economic Development, Republic Services Project, AMT, RB
0.200%, 01/01/2026 (A)	1,000	1,000
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,275	1,308
Northside, Independent School District, GO, PSF-GTD
0.700%, 06/01/2050 (A)	2,900	2,921
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
Callable 09/01/2022 @ 100
0.350%, 09/01/2023 (A)	1,500	1,502
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	359
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	238
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	9,156
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A-2, RB, FNMA
0.500%, 05/01/2024	1,190	1,193
San Antonio, Water System, RB
Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,003
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,325	1,412
South San Antonio, Independent School District, GO, PSF-GTD
0.503%, 08/15/2022 (C)	1,500	1,498
Tender Option Bond Trust Receipts, Ser 2021-XF1098, RB
0.270%, 01/01/2061 (A)(D)	8,850	8,850
Tender Option Bond Trust Receipts, Ser 2021-XF1099, RB
Callable 01/01/2038 @ 100
0.270%, 01/01/2061 (A)(D)	2,710	2,710

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2021-XF1109, RB
Callable 08/01/2033 @ 103
0.270%, 07/01/2061 (A)(D)	$1,000	$1,000
Tender Option Bond Trust Receipts, Ser 2021-XF1119, RB
Callable 08/01/2034 @ 104
0.270%, 08/01/2061 (A)(D)	5,400	5,400
Tender Option Bond Trust Receipts, Ser XL0182, RB
Callable 07/01/2031 @ 100
0.090%, 07/01/2046 (A)(B)(D)	1,000	1,000
Texas State, Department of Housing & Community Affairs, RB
Callable 02/01/2022 @ 100
0.700%, 08/01/2040 (A)	1,830	1,832
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
Callable 09/03/2021 @ 100
0.780%, 12/15/2026 (A)	1,110	1,118
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
0.768%, 09/15/2027 (A)	2,225	2,244
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	1,800	1,908
5.000%, 12/15/2023	500	553
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2022	620	638
3.000%, 09/01/2023	1,500	1,584
University of Texas, RB
0.080%, 01/06/2022	4,000	4,000
Weslaco, Housing Opportunities, Primrose Village Apartments, RB
1.420%, 01/01/2023 (A)	14,760	14,816

		134,156

Utah — 0.4%
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2021	500	502
4.000%, 10/15/2022	325	338
Utah State, Water Finance Agency, Ser B-2-REMK, RB
Callable 09/03/2021 @ 100
0.050%, 10/01/2035 (A)	3,500	3,500
Vineyard Redevelopment Agency, RB, AGM
5.000%, 05/01/2023	400	431

		4,771

66	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia — 1.4%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	$2,000	$2,202
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/2041 (A)	2,000	2,002
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,211
Mizuho Floater, Ser 2020-MIZ9025, RB
Callable 10/04/2021 @ 100
0.090%, 11/01/2035 (A)(B)(D)	4,800	4,800
Peninsula, Ports Authority, Dominion Terminal Associates Project, Ser R, RB
1.700%, 10/01/2033 (A)	500	507
Wise County, Industrial Development Authority, Virginia Electric and Power Company Project, Ser A-RE, RB
0.750%, 10/01/2040 (A)	1,500	1,514

		17,236

Washington — 1.8%
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 09/20/2021 @ 100
0.320%, 11/01/2045 (A)	10,000	10,001
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100
0.470%, 11/01/2045 (A)	1,525	1,530
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,682
Seattle, Housing Authority, Northgate Plaza Project, RB
Callable 06/01/2023 @ 100
1.000%, 06/01/2026	1,000	1,002
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 09/01/2021 @ 100
0.310%, 05/01/2045 (A)	5,000	5,000
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	134
5.000%, 05/01/2024	160	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, College Glen Apartments Project, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	$3,000	$3,014

		22,541

West Virginia — 0.4%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	752
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,645
West Virginia, Economic Development Authority, Wheeling Power Company - Mitchell Project, AMT, RB
3.000%, 06/01/2037 (A)	2,000	2,032

		5,429

Wisconsin — 3.6%
Clayton Town, Winnebago County, Ser B, RB
Callable 06/01/2024 @ 100
2.000%, 06/01/2026	1,155	1,182
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	240	245
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	660	674
Mizuho Floater, Ser 2020-MIZ9018, RB
0.270%, 07/01/2027 (A)(B)(D)	2,495	2,495
Public Finance Authority, Renown Regional Medical Center, RB
5.000%, 06/01/2022	550	570
Public Finance Authority, Waste Management Inc. Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	10,645
1.100%, 04/01/2033 (A)	3,000	3,027
Tender Option Bond Trust Receipts, Ser 2020-XF2873, RB
Callable 10/04/2021 @ 105
0.220%, 04/01/2032 (A)(B)(D)	1,400	1,400
Tender Option Bond Trust Receipts, Ser 2020-XF2887, RB
Callable 06/15/2026 @ 108
0.220%, 06/15/2038 (A)(B)(D)	750	750
Tender Option Bond Trust Receipts, Ser 2020-XF2925, RB
Callable 06/15/2030 @ 100
0.180%, 06/15/2045 (A)(B)(D)	1,000	1,000

SEI Tax Exempt Trust / Annual Report / August 31, 2021	67

SCHEDULE OF INVESTMENTS

August 31, 2021

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2021-XF1222, RB, AGM
0.120%, 12/15/2050 (A)(D)	$1,000	$1,000
Tender Option Bond Trust Receipts, Ser 2021-XF2933, RB
Callable 06/15/2029 @ 100
0.180%, 12/15/2040 (A)(D)	1,650	1,650
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health, RB
Callable 01/27/2022 @ 100
0.470%, 08/15/2054 (A)	600	600
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,248
0.650%, 03/01/2025	1,700	1,704
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (A)	600	601
Wisconsin State, Rapids School District, RB
Callable 09/07/2021 @ 100
2.000%, 01/06/2022	500	500
Wisconsin State, Ser A, GO
Pre-Refunded @ 100
4.000%, 05/01/2022 (F)	10,715	10,992
Wood County, RB
Callable 12/07/2021 @ 100
0.750%, 03/07/2022	4,500	4,506

		44,789

Multi-State — 1.0%
BB&T Municipal Trust, RB
0.831%, 11/30/2021 (A)(B)(D)	106	106
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8084, RB
Callable 09/09/2021 @ 100
0.270%, 04/01/2031 (A)(D)	2,750	2,750
JPMorgan Chase Putters, Ser 5027, AMT, RB
0.190%, 03/20/2024 (A)(D)	9,600	9,600
JPMorgan Chase Putters, Ser 5033, AMT, RB
0.190%, 02/16/2022 (A)(B)(D)	100	100

		12,556

Total Municipal Bonds (Cost $1,201,514) ($ Thousands)		1,214,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

TAX EXEMPT COMMERCIAL PAPER — 0.1%
Mercer County
0.120%, 11/18/2021	$1,885	$1,885

Total Commercial Paper (Cost $1,885) ($ Thousands)		1,885

Total Investments in Securities — 97.1% (Cost $1,203,399) ($ Thousands)		$1,216,020

Percentages are based on Net Assets of $1,251,798 ($Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $170,023 ($ Thousands), representing 13.6% of the Net Assets of the Fund.

(E)	Security is escrowed to maturity.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

As of August 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

68	SEI Tax Exempt Trust / Annual Report / August 31, 2021

SCHEDULE OF INVESTMENTS

August 31, 2021

California Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.3%
California — 98.3%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,583
5.000%, 09/02/2025	990	1,166
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2023	2,160	2,369
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,474
5.000%, 02/01/2028	4,000	5,074
Bakersfield, Wastewater Revenue, Ser A, RB Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,475
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	692
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	521
5.000%, 04/01/2030	425	565
5.000%, 04/01/2031	470	638
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	475
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	769

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	$830	$907
California State, GO
5.000%, 08/01/2026	9,000	11,007
California State, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,663
California State, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,339
5.000%, 08/01/2031	5,000	6,252
California State, GO Callable 11/01/2030 @ 100
5.000%, 11/01/2031	7,500	10,115
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,818
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,896
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	414
5.000%, 06/01/2026	350	362
California State, Health Facilities Financing Authority, City of Hope Project, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,379
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,058
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	5,281
California State, Health Facilities Financing Authority, St. Joseph Health System, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2039 (A)	1,500	1,882
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,211
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,265

SEI Tax Exempt Trust / Annual Report / August 31, 2021	69

SCHEDULE OF INVESTMENTS

August 31, 2021

California Municipal Bond Fund(Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	$500	$616
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	974	1,163
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,457	1,794
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,105
5.000%, 11/01/2030	3,000	4,071
California State, Infrastructure & Economic Development Bank, Ser B, RB Callable 08/01/2029 @ 100
5.000%, 11/01/2029	2,125	2,806
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	372
5.000%, 02/01/2024	500	553
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,257
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,158
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	584
5.000%, 07/01/2027	1,170	1,447
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	542
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,458
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,258
5.000%, 06/30/2029	1,300	1,629
5.000%, 12/31/2029	1,000	1,249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	$500	$585
5.000%, 06/01/2026	310	374
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	900
5.000%, 05/15/2030	900	1,180
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	601
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)	2,000	2,058
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,188
California State, Public Works Board, Ser B, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,518
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,105
California State, School Facilities Project, GO Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,313
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023	760	826
5.000%, 08/01/2023 (B)	65	71
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2022	500	525
5.000%, 10/01/2023	500	547
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	5,281

70	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB Callable 10/04/2021 @ 100
3.000%, 07/01/2025	$2,800	$2,806
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,276
California State, University Systemwide, Ser B-2-REMK, GO Callable 05/01/2026 @ 100
0.550%, 11/01/2049 (A)	3,000	3,003
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,162
5.000%, 03/01/2029	1,300	1,702
California State, Various Purpose, GO Callable 09/01/2022 @ 100
5.000%, 09/01/2025	2,000	2,098
California State, Various Purpose, GO Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,444
California State, Various Purpose, GO Callable 12/01/2023 @ 100
5.000%, 12/01/2024	3,000	3,326
California State, Various Purpose, GO Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,230	1,622
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,452
Carlsbad, Unified School District, Ser B, GO Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,168
Chabot-Las Positas, Community College District, Ser B, GO Callable 08/01/2029 @ 100
3.000%, 08/01/2030	1,250	1,438
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,523
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,165
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB Callable 03/15/2029 @ 100
3.050%, 04/15/2034	1,480	1,633
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,725
Golden State, Tobacco Securitization Project, Ser A1,RB
5.000%, 06/01/2025	3,365	3,925
5.000%, 06/01/2026	1,500	1,806
5.000%, 06/01/2027	5,000	6,199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM Callable 09/01/2028 @ 100
5.000%, 09/01/2029	$2,275	$2,897
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	839
5.000%, 11/01/2025	1,000	1,191
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	718
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA,BAM
5.000%, 05/01/2025	1,000	1,167
5.000%, 05/01/2026	500	602
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	493
5.000%, 08/01/2025	570	671
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,216
Long Beach, Harbor Revenue, Ser A, AMT,RB
5.000%, 05/15/2026	1,100	1,316
5.000%, 05/15/2027	2,000	2,455
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,131
Long Beach, Harbor Revenue, Ser C, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,746
Long Beach, Marina Revenue, RB
5.000%, 05/15/2022	900	928
5.000%, 05/15/2023	700	749
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	736
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,927
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,297
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	6,990	8,645
5.000%, 05/15/2028	1,000	1,265
5.000%, 05/15/2029	3,000	3,878

SEI Tax Exempt Trust / Annual Report / August 31, 2021	71

SCHEDULE OF INVESTMENTS

August 31, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB Callable 05/15/2026 @ 100
5.000%, 05/15/2027	$1,000	$1,197
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,334
Los Angeles, Department of Airports, Ser D, RB
5.000%, 05/15/2025	1,170	1,372
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,180
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,360
5.000%, 07/01/2026	1,000	1,219
5.000%, 07/01/2029	3,940	5,196
Los Angeles, Unified School District, Ser A, GO Callable 01/01/2031 @ 100
5.000%, 07/01/2031	5,000	6,804
Los Angeles, Unified School District, Ser B1, GO Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,264
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,290
Northern California, Tobacco Securitization Authority, RB Callable 12/01/2030 @ 100
4.000%, 06/01/2049	1,500	1,779
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,370
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM Callable 06/01/2025 @ 100
5.000%, 06/01/2028	1,100	1,273
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,277
Redlands, Unified School District, San Bernadino County, GO Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,256
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	660
5.000%, 10/01/2026	500	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Riverside, Unified School District, Ser B, GO Callable 08/01/2027 @ 100
4.000%, 08/01/2028	$1,000	$1,194
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	603
5.000%, 09/01/2025	1,000	1,187
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,215
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,303
5.000%, 12/01/2029	500	666
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,039
Sacramento, Municipal Utility District, Financing Authority, Cosumnes Project, Ser D, RB
5.000%, 08/15/2026	1,000	1,226
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	568
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,295
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,150
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	585
5.000%, 07/01/2026	400	483
5.000%, 07/01/2027	500	620
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,233
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,375
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,531
San Diego County, Water Authority, Sub-Ser S1, RB Callable 03/15/2028 @ 100
5.000%, 05/01/2028	2,500	3,210

72	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$1,000	$1,235
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	396
5.000%, 10/15/2030	400	539
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,181
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	589
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO Callable 08/01/2029 @ 100
4.000%, 08/01/2031	2,000	2,487
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,976
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,171
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	3,405
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB Callable 05/01/2031 @ 100
5.000%, 05/01/2032	2,500	3,386
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,609
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	287
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Ser R1, GO Callable 06/15/2023 @ 100
5.000%, 06/15/2026	$3,000	$3,261
San Francisco, Public Utilities Commission Water Revenue, Ser D,RB
5.000%, 11/01/2027	3,000	3,792
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	10	10
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	5,538
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,371
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,156
5.000%, 03/01/2026	1,780	2,127
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	651
5.000%, 03/01/2030	700	932
5.000%, 03/01/2031	860	1,167
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B,TA
5.000%, 08/01/2027	1,000	1,254
San Mateo-Foster City, Public Financing Authority, Ser B, RB
5.000%, 08/01/2025	1,500	1,776
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,087
3.000%, 08/01/2033	2,580	2,798
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,701
Solano County, COP
5.000%, 11/01/2025	700	829
Sonoma-Marin Area, Rail Transit District, Ser A, RB Pre-Refunded @ 100
5.000%, 03/01/2022 (C)	725	743
South Orange County, Public Financing Authority, Ser A, Special Tax Callable 10/04/2021 @ 102
5.000%, 08/15/2023	725	744
5.000%, 08/15/2024	1,000	1,026

SEI Tax Exempt Trust / Annual Report / August 31, 2021	73

SCHEDULE OF INVESTMENTS

August 31, 2021

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	$1,400	$1,655
Southern California, Metropolitan Water District, Sub-Ser A, RB
5.000%, 07/01/2023	1,715	1,869
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,273
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	1,079
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,501
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB Callable 01/01/2024 @ 100
5.000%, 04/01/2024	1,000	1,113
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	504
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,216
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,213
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	687
4.000%, 08/01/2028	435	519
4.000%, 08/01/2029	735	890
4.000%, 08/01/2030	1,320	1,615
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,202
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,092
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	650
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,255
University of California, Ser AM, RB Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,130
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,288

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	$1,280	$1,509
Western, Municipal Water District Facilities Authority, Ser A, RB Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,696
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,697

Total Municipal Bonds
(Cost $334,338) ($ Thousands)		352,385

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, CIF
0.010%**+	2,332,712	2,333

Total Cash Equivalent
(Cost $2,333) ($ Thousands)		2,333

Total Investments in Securities — 98.9%
(Cost $336,671) ($ Thousands)		$354,718

Percentages	are based on Net Assets of $358,632 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2021.

+	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

CI — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

74	SEI Tax Exempt Trust / Annual Report / August 31, 2021

The following is a list of the level of inputs used as of August 31, 2021 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	352,385	–	352,385
Cash Equivalent	2,333	–	–	2,333

Total Investments in Securities	2,333	352,385	–	354,718

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, CI F	$ 1,952	$ 64,109	$ (63,728)	$ —	$ —	$ 2,333	2,332,712	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	75

SCHEDULE OF INVESTMENTS

August 31, 2021

Massachusetts Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.2%

Massachusetts — 97.2%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,248
Boston, Ser A, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	560
Boston, Ser A, GO Callable 11/01/2030 @ 100
4.000%, 11/01/2031	1,500	1,895
Hingham, GO Callable 08/15/2028 @ 100
4.000%, 02/15/2030	340	415
4.000%, 02/15/2031	320	389
Lowell, GO
5.000%, 09/01/2027	1,520	1,916
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	682
5.250%, 07/01/2031	750	1,046
5.000%, 07/01/2025	1,000	1,180
5.000%, 07/01/2026	1,000	1,217
5.000%, 07/01/2027	1,500	1,880
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,371
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	541
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,780
Massachusetts State, Clean Water Trust, RB Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,196
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	1,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	$1,000	$1,302
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,260
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	217
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,352
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	745
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,314
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	240
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,289
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	583
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	566
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	606
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	566
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	244
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser 0, RB
5.000%, 12/01/2026	1,000	1,219
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,280	2,787
5.000%, 10/15/2028	500	652

76	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	$750	$853
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,126
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	507
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,153
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,138
5.000%, 07/01/2025	1,000	1,176
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	500	590
Massachusetts State, Development Finance Agency, Ser A, RB Callable 07/31/2029 @ 102
5.000%, 07/01/2050 (B)	1,000	1,304
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	581
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	441
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	957
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,215
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	757
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB Callable 09/01/2029 @ 100
5.000%, 09/01/2030	210	271

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	$850	$1,066
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	456
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	520
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	666
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,240
5.000%, 07/01/2029	840	1,089
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,237
5.000%, 07/01/2028	1,000	1,264
Massachusetts State, Port Authority, Ser A, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	307
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,179
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,264
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	591
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,199
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,219
5.000%, 07/01/2027	1,000	1,255
5.000%, 01/01/2028	1,500	1,908
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,209
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,533
5.000%, 09/01/2028	1,000	1,294
5.000%, 11/01/2030	1,000	1,354
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,229

SEI Tax Exempt Trust / Annual Report / August 31, 2021	77

SCHEDULE OF INVESTMENTS

August 31, 2021

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2030	$1,000	$1,127
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,214
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,293
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,140
University of Massachusetts, Building Authority, Ser 1, RB Callable 11/01/2029 @ 100
5.000%, 11/01/2030	1,500	1,976
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	500	586
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,232
Winchester, Municipal Purpose Loan, GO Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	588
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,503
Worcester, GO Callable 02/15/2028 @ 100
4.000%, 02/15/2030	285	340

Total Municipal Bonds (Cost $78,181) ($ Thousands)		82,453

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, CI F
0.010%**†	3,057,932	$3,058

Total Cash Equivalent (Cost $3,058) ($ Thousands)		3,058

Total Investments in Securities — 100.8% (Cost $81,239) ($ Thousands)		$85,511

Percentages are based on Net Assets of $84,844 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT — Alternative Minimum Tax

CI — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2021 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	82,453	–	82,453
Cash Equivalent	3,058	–	–	3,058

Total Investments in Securities	3,058	82,453	–	85,511

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 579	$ 18,150	$ (15,671)	$ —	$ —	$ 3,058	3,057,932	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

78	SEI Tax Exempt Trust / Annual Report / August 31, 2021

SCHEDULE OF INVESTMENTS

August 31, 2021

New Jersey Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 95.2%
Delaware — 2.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,295
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,108

		2,403

New Jersey — 80.5%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	932
Bergen County, GO Callable 07/15/2027 @ 100
3.000%, 07/15/2029	1,000	1,129
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,556
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,109
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	485
5.000%, 01/15/2026	1,820	2,176
Carlstadt, School District, GO
5.000%, 05/01/2023	500	539
Carlstadt, School District, GO Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	563
Essex County, GO
5.000%, 08/01/2025	2,500	2,956
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,210
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM Callable 07/01/2030 @ 100
5.000%, 07/01/2031	375	492

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	$500	$593
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,163
Gloucester County, Improvement Authority, Ser A, RB
5.000%,07/15/2023	1,000	1,090
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	602
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	148
Matawan-Aberdeen, Regional School District, GO Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	501
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,202
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,869
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	501
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,233
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,515
New Jersey State, Economic Development Authority, Cigarette Tax, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,035
5.000%, 06/15/2024	685	709
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	2,105
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,238

SEI Tax Exempt Trust / Annual Report / August 31, 2021	79

SCHEDULE OF INVESTMENTS

August 31, 2021

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2025	$2,500	$2,559
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,425
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,717
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,167
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,167
New Jersey State, Educational Facilities Authority, Ser A, RB Callable 07/01/2030 @ 100
5.000%, 07/01/2033	1,360	1,744
New Jersey State, Educational Facilities Authority, Ser B, RB
5.000%, 03/01/2029	4,000	5,246
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,199
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,187
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	995	995
5.250%, 09/01/2021 (B)	80	80
5.000%, 09/01/2023	1,000	1,097
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	892
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Pre-Refunded @ 100
5.000%, 07/01/2022 (C)	1,000	1,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$2,000	$2,429
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,086
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,328
New Jersey State, Health Care Facilities Financing Authority, Meridian Health System Obligated Group, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	985	1,024
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,218
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2022	500	520
5.000%, 07/01/2025	1,000	1,176
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB Callable 04/01/2026 @ 101
5.000%, 07/01/2045 (A)	1,500	1,809
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,250	1,623
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,107
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,588
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	837

80	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	$485	$614
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	875	936
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	253
5.000%, 07/01/2029	270	350
New Jersey State, Institute of Technology, RB Callable 07/01/2029 @ 100
5.000%, 07/01/2030	260	334
5.000%, 07/01/2031	375	480
New Jersey State, Institute of Technology, Ser A, RB Pre-Refunded @ 100
5.000%, 07/01/2022 (C)	1,400	1,456
New Jersey State, Transportation Trust Fund Authority, Ser S, RB Callable 12/15/2028 @ 100
5.000%, 06/15/2030	1,000	1,265
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,538
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,623
5.250%, 12/15/2021 (B)	15	15
New Jersey State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,750
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,263
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,153
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,203
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,746
New Jersey State, Turnpike Authority, Ser E, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2029	960	1,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Hudson, Sewerage Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 06/01/2022 (C)	$90	$93
Ocean County, Ser A, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	827
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	434
5.000%, 06/15/2024	315	356
5.000%, 06/15/2025	250	293
Passaic County, Improvement Authority, City of Paterson Project, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	642
Rutgers State University, Ser M, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,193
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	631
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	615	650
Somerset County, Ser A&B, GO Callable 08/01/2027 @ 100
3.000%, 08/01/2030	540	601
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	641
Sparta Township, Board of Education, GO Pre-Refunded @ 100
5.000%, 02/15/2025 (C)	575	669
Tobacco Settlement Financing, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	624
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	555	567
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	579

		98,902

New York — 9.9%
New York & New Jersey, Port Authority, AMT, RB Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,703
New York & New Jersey, Port Authority, AMT, RB Callable 11/01/2029 @ 100
5.000%, 11/01/2032	2,415	3,102

SEI Tax Exempt Trust / Annual Report / August 31, 2021	81

SCHEDULE OF INVESTMENTS

August 31, 2021

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2025	$2,000	$2,209
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,108
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	1,000	1,094

		12,216

Pennsylvania — 2.8%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,810
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,587

		3,397

Total Municipal Bonds (Cost $110,966) ($ Thousands)		116,918

	Shares

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, CIF
0.010%**†	4,865,117	4,865

Total Cash Equivalent (Cost $4,865) ($ Thousands)		4,865

Total Investments in Securities — 99.2% (Cost $115,831) ($ Thousands)		$121,783

Percentages are based on Net Assets of $122,812 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

CI — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	116,918	–	116,918
Cash Equivalent	4,865	–	–	4,865

Total Investments in Securities	4,865	116,918	–	121,783

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, CI F	$ 1,014	$ 25,025	$ (21,174)	$ –	$ –	$ 4,865	4,685,117	$ –	$ –

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

82	SEI Tax Exempt Trust / Annual Report / August 31, 2021

SCHEDULE OF INVESTMENTS

August 31, 2021

New York Municipal Bond Fund

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

New York — 98.5%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$1,180
Buffalo & Fort Erie, Public Bridge Authority,RB
5.000%, 01/01/2023	650	691
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	496
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,027
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	420
5.000%, 08/01/2027	275	339
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	615
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,145
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022 (A)	200	209
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,205
Erie County, Industrial Development Agency, Buffalo School District Project,RB
5.000%, 05/01/2025	500	585
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (B)	525	553

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	$800	$972
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,223
5.000%, 09/01/2027	1,000	1,256
Long Island, Power Authority, RB Callable 09/01/2023 @ 100
1.000%, 09/01/2025	1,000	1,012
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,256
Long Island, Power Authority, Ser B, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,813
Metropolitan New York, Transportation Authority, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,058
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,805
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,435
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,368
Metropolitan New York, Transportation Authority, Ser C1, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,182
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,057
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,206
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	884
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,276
Nassau County, Interim Finance Authority,RB
5.000%, 11/15/2024	700	807

SEI Tax Exempt Trust / Annual Report / August 31, 2021	83

SCHEDULE OF INVESTMENTS

August 31, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	$2,160	$2,945
Nassau County, Interim Finance Authority, Ser A, RB Callable 05/15/2031 @ 100
4.000%, 11/15/2032	1,000	1,271
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	930
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,193
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,252
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,214
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,572
New York & New Jersey, Port Authority, Ser 205, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,128
New York City, Housing Development Authority, RB, FHA Callable 07/01/2023 @ 100
0.600%, 05/01/2061 (B)	500	502
New York City, Housing Development Authority, Ser B2, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,699
New York City, Housing Development Authority, Ser C, RB Callable 09/20/2021 @ 100
2.350%, 07/01/2022	1,000	1,005
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,257
New York City, Industrial Development Agency, Yankee Stadium Project, RB,AGM
5.000%, 03/01/2029	1,750	2,263
New York City, Ser 1,GO Callable 08/01/2027 @100
5.000%, 08/01/2028	1,000	1,249
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,443
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser C-1, GO
5.000%, 08/01/2027	$1,000	$1,252
New York City, Ser F-1, GO Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,451
New York City, Sub-Ser 1, GO
5.000%, 04/01/2028	1,405	1,784
5.000%, 04/01/2030	675	892
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1,RB
5.000%, 07/15/2031	1,000	1,365
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	579
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,353
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,742
New York City, Water & Sewer System,Ser AA, RB
5.000%, 06/15/2027	1,200	1,507
New York State, Dormitory Authority,Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,135
New York State, Dormitory Authority,Fordham University Project, RB
5.000%, 07/01/2023	500	545
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,169
New York State, Dormitory Authority,Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,136
5.000%, 07/01/2027	500	626
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,095	1,444
New York State, Dormitory Authority,Montefiore Obligated Group, RB
5.000%, 09/01/2027	750	924
5.000%, 08/01/2028	1,500	1,885
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	2,096

84	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	$1,000	$1,032
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,086
5.000%, 07/01/2024	1,000	1,131
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,500	1,821
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	897
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,225
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2025	2,000	2,334
5.000%, 07/01/2025	500	590
5.000%, 07/01/2026	1,100	1,337
5.000%, 03/15/2031	2,000	2,722
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,515
New York State, Dormitory Authority, Ser A, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	3,129
New York State, Dormitory Authority, Ser A, RB, AGM Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,200	1,576
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,899
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,316
5.000%, 03/15/2026 (A)	5	6
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,858
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	495
4.000%, 07/01/2030	830	1,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	$1,000	$1,158
New York State, Dormitory Authority, State University Dormitory Facilities Project, Ser A, RB
5.000%, 07/01/2025	1,000	1,165
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,825
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	609
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	750	815
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,075
New York State, Mortgage Agency, Ser 189, AMT, RB Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,610
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	2,149
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,413
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,230
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,313
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,435
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,015

SEI Tax Exempt Trust / Annual Report / August 31, 2021	85

SCHEDULE OF INVESTMENTS

August 31, 2021

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, RB
5.000%, 03/15/2025	$500	$583
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,400
New York State, Urban Development, Ser E, RB Callable 03/15/2030 @ 100
5.000%, 03/15/2032	1,615	2,126
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	797
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	983
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	933
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024 (A)	475	546
Sales Tax Asset Receivable, Ser A, RB Pre-Refunded @ 100
5.000%, 10/15/2024 (C)	2,500	2,874
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,427
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,284
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser 2017C, RB
5.000%, 11/15/2028	2,000	2,599
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,659
5.000%, 11/15/2024	2,000	2,303
Triborough, Bridge & Tunnel Authority, Ser A, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,356
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,213
Triborough, Bridge & Tunnel Authority, Ser B, RB Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,245
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	874
Utility Debt Securitization Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB Callable 07/01/2024 @ 104
5.000%, 07/01/2025	$260	$303
5.000%, 07/01/2026	300	348
Westchester County, Ser B, GO Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	601
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,028

Total Municipal Bonds (Cost $157,710) ($ Thousands)		166,247

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, CIF
0.010%**†	706,547	707

Total Cash Equivalent (Cost $707) ($ Thousands)		707

Total Investments in Securities — 98.9% (Cost $158,417) ($ Thousands)		$166,954

Percentages are based on Net Assets of $168,736 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

CI — Class

FHA— Federal Housing Administration

GO — General Obligation

RB — Revenue Bond

Ser — Series

86	SEI Tax Exempt Trust / Annual Report / August 31, 2021

The following is a list of the level of inputs as of August 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	166,247	–	166,247
Cash Equivalent	707	–	–	707

Total Investments in Securities	707	166,247	–	166,954

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, CI F	$1,569	$41,903	$(42,765)	$ —	$ —	$707	706,547	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	87

SCHEDULE OF INVESTMENTS

August 31, 2021

Pennsylvania Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

Pennsylvania — 98.1%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,753
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	1,500	1,877
5.000%, 02/01/2030	500	661
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	658
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,165
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB
6.000%, 07/01/2023	1,000	1,106
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,599
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,273
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,149
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,231
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	598
Bethel Park, School District, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chester County, GO
5.000%, 07/15/2028	$315	$407
Chester County, GO Callable 01/15/2029 @ 100
4.000%, 07/15/2029	300	371
4.000%, 07/15/2030	250	306
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	225
5.000%, 09/01/2029	375	493
Chester County, School Authority, Chester County Intermediate Unit Project, RB Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,191
Chester County, Ser A, G0
5.000%, 07/15/2026	2,320	2,833
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	1,025
Dallastown Area, School District, GO Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,171
Daniel Boone, Area School District, GO Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	257
Daniel Boone, Area School District, GO Callable 04/01/2025 @ 100
5.000%, 04/01/2026	780	910
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	679
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	601
Delaware County, Cabrini University Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	598
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	740
5.000%, 11/01/2026	425	519
Delaware River, Joint Toll Bridge Commission, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,259
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,622
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,264

88	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Delaware Valley, Regional Finance Authority, Ser B, RB Callable 09/20/2021 @100
0.440%, 09/01/2048 (B)	$2,000	$1,997
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	764
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	654
Geisinger, Health System Authority, RB Callable 08/15/2026 @ 100
5.000%, 04/01/2043 (B)	1,000	1,212
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,149
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,136
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	878
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB Callable 11/01/2027 @100
5.000%, 11/01/2028	1,360	1,682
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	610
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM Callable 10/01/2028 @ 100
4.000%, 10/01/2030	400	473
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,475
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (B)	1,700	1,853
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,173
Mifflin County, School District, Ser A, GO, BAM Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,184
5.000%, 09/01/2026	690	800
5.000%, 09/01/2027	660	763

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	$1,025	$1,115
Monroeville, Finance Authority, RB Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,046
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	586
5.000%, 09/01/2028	1,500	1,900
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	883
Montgomery County, Ser C, GO Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	663
Moon Area, School District, Ser A, GO Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,149
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	501
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	443
Octorara Area, School District, GO, AGM Callable 10/01/2028 @ 100
4.000%, 04/01/2029	900	1,091
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	611
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,168
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	1,050
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,003
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,198
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	980
5.000%, 10/15/2030	925	1,230

SEI Tax Exempt Trust / Annual Report / August 31, 2021	89

SCHEDULE OF INVESTMENTS

August 31, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB Callable 08/01/2024 @ 100
5.000%, 02/01/2025	$1,000	$1,135
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,287
5.000%, 08/15/2025	1,995	2,359
5.000%, 01/01/2026	5,000	5,984
5.000%, 05/01/2030	1,000	1,336
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,424
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	932
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,209
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,851
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,814
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	978
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,066
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,253
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	660	695
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB Callable 10/01/2021 @ 100
3.350%, 10/01/2026	1,725	1,729
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	639

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	$3,000	$3,810
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,524
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,232
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,933
Pennsylvania State, Ser A, COP 5.000%, 07/01/2027	500	613
Pennsylvania State, Ser A, COP Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	501
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	554
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2029	700	924
5.000%, 12/01/2030	525	707
Pennsylvania State, Turnpike Commission, Ser A, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	401
Pennsylvania State, Turnpike Commission, Ser A, RB Callable 06/01/2031 @ 100
5.000%, 12/01/2031	1,000	1,350
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	717
Pennsylvania State, Turnpike Commission, Sub-Ser, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	629
Perkiomen Valley, School District, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,401
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,164

90	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$2,500	$3,093
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,285
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,525
5.000%, 08/01/2027	1,705	2,093
Philadelphia, Gas Works Revenue Authority, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,586
Philadelphia, Gas Works Revenue Authority, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,417
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM Callable 08/01/2030 @ 100
5.000%, 08/01/2031	1,000	1,312
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	940
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	538
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,212
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,162
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	500
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,551
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,093
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,217
5.000%, 08/01/2027	1,000	1,249
5.000%, 05/01/2028	1,000	1,265
5.000%, 05/01/2031	1,000	1,346

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue Authority, RB Callable 10/01/2030 @ 100
5.000%, 10/01/2032	$1,250	$1,678
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	913
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	584
5.000%, 11/01/2027	1,800	2,268
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,262
Pittsburgh, GO
5.000%, 09/01/2027	415	516
Pittsburgh, Public Parking Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	486
Pittsburgh, Public Parking Authority, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2025	645	740
Pittsburgh, School District, GO, AGM Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,166
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,432
5.000%, 09/01/2029	750	982
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	589
Quaker Valley, School District, GO Callable 04/01/2030 @ 100
5.000%, 10/01/2030	250	332
5.000%, 10/01/2031	325	431
Seneca Valley, School District, Ser C, GO Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,164
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,144
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	606
5.000%, 06/01/2025	500	587
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,944
5.000%, 03/01/2027	1,000	1,236

SEI Tax Exempt Trust / Annual Report / August 31, 2021	91

SCHEDULE OF INVESTMENTS

August 31, 2021

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, RB Callable 09/01/2027 @ 100
5.000%, 03/01/2028	$725	$911
State College Area, School District, GO
5.000%, 05/15/2028	280	360
State College Area, School District, GO Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	480
Swarthmore, Borough Authority, Swarthmore College Project, RB Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,489
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,212
University of Pittsburgh, Commonwealth System of Higher Education, RB Callable 02/15/2026 @ 100
4.000%, 04/15/2026	1,225	1,414
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,127
5.000%, 08/15/2026	610	728
Westmoreland County, Municipal Authority, RB, BAM Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,182
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,178

Total Municipal Bonds (Cost $166,493) ($ Thousands)		177,860

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, CI F
0.010%**†	1,683,295	$1,683

Total Cash Equivalent (Cost $1,683) ($ Thousands)		1,683

Total Investments in Securities — 99.0% (Cost $168,176) ($ Thousands)		$179,543

Percentages are based on Net Assets of $181,416 ($ Thousands).
†	Investment in Affiliated Security (see Note 4).
**	The rate reported is the 7-day effective yield as of August 31, 2021.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of August 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	177,860	–	177,860
Cash Equivalent	1,683	–	–	1,683

Total Investments in Securities	1,683	177,860	–	179,543

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, CI F	$264	$28,052	$(26,633)	$ -	$ -	$1,683	1,683,295	$-	$-

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Annual Report / August 31, 2021

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 70.6%
Alabama – 1.5%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$846
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Callable 07/01/2025 @ 103
6.000%, 07/01/2045 (A)	795	828
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	13,971
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	2,228
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 03/01/2024 @ 100
4.000%, 06/01/2049 (B)	1,565	1,710
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
Callable 05/01/2029 @ 100
4.500%, 05/01/2032 (A)	929	1,014

		20,597

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Alaska – 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	$200	$8

Arizona – 1.7%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,549
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,259
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
Callable 07/01/2029 @ 100
5.000%, 01/01/2037	1,000	1,048
5.000%, 01/01/2038	675	708
4.500%, 01/01/2040	965	883
4.500%, 01/01/2049	1,000	1,018
4.250%, 01/01/2039	1,000	997
4.250%, 01/01/2040	750	749
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050	3,000	3,611
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	1,510	1,731
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	460
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,910
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	3,565	3,617

SEI Tax Exempt Trust / Annual Report / August 31, 2021	93

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Paideia Academics Project, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2049	$1,050	$1,109
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 10/04/2021 @ 100
5.000%, 06/01/2037	265	265
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 10/04/2021 @ 100
4.000%, 10/01/2023 (A)	145	145

		23,059

Arkansas – 0.3%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
Callable 09/01/2026 @ 103
4.500%, 09/01/2049 (A)	4,250	4,740

California – 6.1%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,406
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	1,000	1,135
California State, Community Housing Agency, RB
Callable 08/01/2031 @ 100
4.000%, 08/01/2046 (A)	500	553
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
Callable 02/01/2030 @ 100
5.000%, 02/01/2050 (A)	1,000	1,153
California State, Community Housing Agency, The Arbors, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2050 (A)	1,000	1,160
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2049 (A)	2,500	2,869
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	6,162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
6.579%, 01/01/2035 (E)	$935	$445
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (A)	1,000	1,161
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,321
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	2,750	3,205
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(C)	3,500	1,068
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,708
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,710
California State, Public Finance Authority, Enso Village Project, RB
Callable 11/15/2029 @ 102
5.000%, 11/15/2046 (A)	500	583
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,093
5.000%, 06/01/2051 (A)	1,000	1,091
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (F)	100	101
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.500%, 12/01/2058 (A)	2,150	2,547

94	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041	$2,500	$2,815
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2056 (A)	500	545
California State, Statewide Financing
Authority, Tobacco Settlement, Ser B, RB
Callable 10/04/2021 @ 100
6.000%, 05/01/2037	7,500	7,534
Chino, Public Financing Authority, SAB
Pre-Refunded @ 100
5.000%, 09/01/2022 (D)	3,180	3,331
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,246
Long Beach, Towne Center Project, SAB
Callable 04/01/2022 @ 100
5.400%, 10/01/2023	650	669
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,196
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,662
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
13.003%, 08/01/2038 (E)	5,410	3,824
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,146
5.000%, 09/01/2031	1,000	1,144
5.000%, 09/01/2032	1,000	1,142
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,090	1,222
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,037
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26
6.136%, 06/01/2054 (E)	5,700	1,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
Callable 09/20/2021 @ 22
7.612%, 06/01/2046 (E)	$12,000	$2,618
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	2,500	2,816
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	849
University of California, Ser Q, RB
Callable 05/15/2031 @ 100
4.000%, 05/15/2051	2,000	2,382
Windsor, Unified School District, Election 2008, Ser D, GO
13.569%, 08/01/2035 (E)	1,800	1,354

		84,135

Colorado — 1.8%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2039	500	542
5.000%, 12/01/2048	500	539
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	555
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103
5.000%, 12/01/2049	500	549
Chambers Highpoint, Metropolitan District No. 2, GO
Callable 09/01/2026 @ 103
5.000%, 12/01/2041	515	552
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,333
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (A)	685	687
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
Callable 07/01/2031 @ 100
4.000%, 07/01/2061 (A)	600	640

SEI Tax Exempt Trust / Annual Report / August 31, 2021	95

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
Callable 11/15/2029 @ 100
4.000%, 11/15/2043	$1,000	$1,181
Colorado State, Health Facilities Authority, Christian Living Neighborhoods, RB
Callable 01/01/2028 @ 103
4.000%, 01/01/2042	250	277
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2049	5,000	5,720
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022 (F)	500	516
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	826
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,242
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,450	1,494
Great Western, Metropolitan District, GO
Callable 12/01/2025 @ 102
4.750%, 12/01/2050	1,000	1,092
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	875	958
Pronghorn Valley, Metropolitan District, Ser A, GO
Callable 09/01/2026 @ 103
4.000%, 12/01/2051	250	252
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	592
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,951
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,139
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103
4.375%, 12/01/2044	935	992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	$500	$526

		24,155

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,120
5.000%, 09/01/2053 (A)	1,500	1,674
Connecticut State, Special Tax Revenue, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2038	5,500	7,125
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/2026 @ 100
4.000%, 09/01/2036	5,000	5,685
New Haven, Ser A, GO
5.000%, 08/01/2026	580	689
5.000%, 08/01/2027	1,000	1,218

		17,511

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	433
4.625%, 09/01/2032	1,635	1,663

		2,096

Florida — 2.6%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	540
8.000%, 10/01/2042	1,000	1,074
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,429
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,105
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	483

96	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (C)	$750	$240
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (A)	1,000	1,090
Capital Trust Agency, Wonderful
Foundations Charter, RB
Callable 07/01/2030 @ 100
5.000%, 01/01/2055 (A)	3,500	4,090
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049	2,500	2,747
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
Callable 06/30/2028 @ 100
4.000%, 06/30/2056 (A)	765	817
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 10/04/2021 @ 103
6.250%, 01/01/2049 (A)(B)	320	329
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 10/04/2021 @ 104
6.500%, 01/01/2049 (B)	2,105	2,178
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	594
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	1,865	2,009
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	650	667
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038	400	204
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
4.515%, 10/01/2032 (E)	2,900	2,196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	$3,000	$3,450
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	990	1,036
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,059
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)	3,620	4,633
Sarasota County, Health Facilities Authority,
Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	723
4.000%, 05/15/2028	1,205	1,358
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.750%, 11/15/2054	685	768
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	387
4.500%, 05/01/2023	145	148

		36,354

Georgia — 2.1%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2042	3,000	3,048
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,504
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,703
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2059	500	606
5.000%, 01/01/2063	1,700	2,059
4.000%, 01/01/2049	1,000	1,131

SEI Tax Exempt Trust / Annual Report / August 31, 2021	97

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston County, Healthcare System, Houston Hospital, RB
Pre-Refunded @ 100
5.000%, 04/01/2024 (B)(D)	$11,600	$12,981
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,541

		28,573

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	415

Illinois — 7.5%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 10/04/2021 @ 100
5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO, NATL
4.790%, 12/01/2023 (E)	545	537
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,420
5.000%, 12/01/2034	1,400	1,738
5.000%, 12/01/2035	1,500	1,859
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,211
5.000%, 12/01/2027	500	618
Chicago, Board of Education, Ser C, GO
Callable 12/01/2024 @ 100
5.250%, 12/01/2035	2,500	2,808
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	6,101
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,646
Chicago, Neighborhoods Alive 21 Program, Ser 2002 B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,996
Chicago, O’Hare International Airport, Ser D, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2052	3,125	3,740
Chicago, Project and Refunding, Ser 2005 D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,991
5.500%, 01/01/2037	2,440	2,778

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	$10,500	$13,053
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	1,600	1,655
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	2,500	2,890
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2033	2,000	2,181
Illinois State, Finance Authority, Acero Charter Schools, RB
Callable 10/01/2031 @ 100
4.000%, 10/01/2042 (A)	250	280
Illinois State, Finance Authority, American Water Capital, RB
Callable 10/01/2029 @ 100
2.450%, 10/01/2039 (B)	1,250	1,345
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (C)	1,750	1,299
5.000%, 02/15/2037 (C)	1,750	1,296
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (C)	1,000	947
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (D)	500	583
Illinois State, GO
5.500%, 05/01/2030	2,000	2,656
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,612
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,471
Illinois State, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2026	4,500	5,010
Illinois State, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	2,000	2,156
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,931
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	3,021

98	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser D, GO
5.000%, 11/01/2027	$6,000	$7,388
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,084
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	3,192
Metropolitan Pier & Exposition Authority, RB
Callable 12/15/2031 @ 76
2.820%, 12/15/2041 (E)	1,000	575
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
4.750%, 06/15/2045 (E)	7,500	4,145
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2029	1,250	1,603
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,497
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
5.858%, 01/01/2033 (E)	100	79
5.623%, 01/01/2031 (E)	300	252
5.175%, 01/01/2029 (E)	400	356

		103,250

Indiana — 1.1%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,077
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	14,200	13,729
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (D)	470	470

		15,276

Iowa — 0.2%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	170	173
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (B)(D)	626	718
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
Callable 03/01/2024 @ 103
5.000%, 03/01/2028	1,310	1,448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	$725	$865

		3,204

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,067
Wichita, Presbyterian Manor Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2050	600	655
Wichita, Presbyterian Manor Project, Ser l, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	556
5.000%, 05/15/2047	1,000	1,080
Wyandotte County, Kansas City Unified Government, RB
7.719%, 09/01/2034 (A)(E)	2,500	837

		4,195

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	1,063
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.000%, 11/15/2036	1,700	1,802

		2,865

Louisiana — 1.0%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	1,000	1,212
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044 (A)	500	548

SEI Tax Exempt Trust / Annual Report / August 31, 2021	99

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.500%, 11/01/2039 (A)	$800	$922
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	6,000	7,942
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (B)	1,140	1,186
2.000%, 06/01/2037 (B)	2,035	2,079

		13,889

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (A)(C)	2,000	1,100
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,950

		4,050

Maryland — 1.3%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2021 (D)	4,500	4,545
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (D)	10,000	10,824
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,794

		17,163

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,915

Michigan — 2.3%
Detroit, GO
5.000%, 04/01/2026	1,000	1,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Detroit, Ser B-1, GO
Callable 10/04/2021 @ 100
4.000%, 6.000%, 12/31/2034, 12/31/2044(B)(G)	$3,800	$3,671
Grand Traverse, Public School Academy Revenue and Refunding, RB
Callable 10/04/2021 @ 100
5.000%, 11/01/2036	300	300
Kentwood, Economic Development Authority, Holland Home Obligation Group, RB
Callable 11/15/2028 @ 103
4.000%, 11/15/2043	750	814
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,381
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,163
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
4.300%, 09/01/2030	120	129
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
Callable 09/01/2030 @ 100
5.000%, 09/01/2050	310	332
4.800%, 09/01/2040	185	199
Michigan State, Finance Authority, RB
6.765%, 06/01/2045 (E)	5,000	1,551
Michigan State, Finance Authority, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	4,500	4,683
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 09/20/2021 @ 13
10.197%, 06/01/2046 (E)	21,000	2,677
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
17.847%, 06/01/2058 (E)	125,250	6,325

		31,390

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	755	810

100	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	$750	$862
Minneapolis, NorthEast College Prep Project, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2055	710	779
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(B)	500	543
St. Cloud, Health Care Revenue, Centracare Health System, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,581
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	396

		7,971

Missouri — 0.4%
Cape Girardeau County, Industrial Development Authority, Southeast Health, RB
Callable 03/01/2031 @ 100
4.000%, 03/01/2046	1,000	1,142
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
Callable 08/15/2024 @ 102
5.000%, 08/15/2051	1,050	1,140
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	145	147
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,385	2,685

		5,114

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,634

Nebraska — 0.5%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	$2,200	$2,234

		7,469

Nevada — 0.8%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	2,453	2,425
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,256
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
8.518%, 07/01/2058 (A)(E)	10,000	1,093
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31
7.177%, 07/01/2058 (A)(E)	20,000	3,545

		10,319

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Ser A, RB
5.000%, 08/01/2059	1,500	2,410

New Jersey — 2.2%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2030	2,500	3,093
New Jersey State, Economic Development Authority, School Facilities Construction, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,131
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2026 (A)	8,500	10,403
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	445	454
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,309

SEI Tax Exempt Trust / Annual Report / August 31, 2021	101

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	$2,250	$2,720
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	3,770	4,480
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.600%, 12/15/2030 (E)	1,000	846
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,450
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,772

		29,658

New York — 8.1%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,721
Build NYC Resource, Prepatory Charter School Project, RB
Callable 06/15/2031 @ 100
4.000%, 06/15/2056	450	492
Hempstead Town, Local Development, Acadamy Charter School Project, RB
Callable 02/01/2030 @ 100
4.600%, 02/01/2051	500	512
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,193
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	14,951
Metropolitan Transportation Authority, Ser D, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	1,250	1,540
Monroe County, Industrial Development, Ann’s Community Project, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2040	1,500	1,708

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Yankee Stadium Project, RB,
FGIC
6.246%, 03/01/2026 (B)	$425	$448
6.235%, 03/01/2025 (B)	400	419
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 09/20/2021 @ 12
17.746%, 06/01/2055 (E)	57,000	6,539
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 09/20/2021 @ 10
11.104%, 06/01/2055 (E)	28,000	2,884
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	11
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	9,257
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,508
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,046
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,499
5.000%, 11/15/2044 (A)	10,750	11,876
New York State, Liberty Development, 4 World Trade Center Project, RB
Callable 11/15/2031 @ 100
3.000%, 11/15/2051	300	310
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,458
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,721

102	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	$545	$673
5.000%, 01/01/2031	1,000	1,219
5.000%, 01/01/2033	4,085	4,958
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
4.375%, 10/01/2045	3,000	3,556
New York State, Transportation Development, JFK International Airport Project, AMT, RB
Callable 08/01/2030 @ 100
5.250%, 08/01/2031	1,410	1,696
Onondaga County, Trust for Cultural Resources, Syracuse University Project, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2049	4,440	5,226
Suffolk, Tobacco Asset Securitization, Ser D, RB
Callable 10/04/2021 @ 12
11.386%, 06/01/2048 (E)	18,250	2,239
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB, XLCA
5.693%, 01/01/2028 (A)	2,000	2,017
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,983
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2045	4,250	4,714
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,013
5.250%, 09/15/2053	2,500	2,526
Western Regional, Off-Track Betting, RB
Callable 06/01/2031 @ 100
4.125%, 12/01/2041 (A)	200	202

		111,115

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	484
5.000%, 09/01/2023	610	658

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	$500	$514

		1,656

North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
Callable 06/15/2026 @ 103
7.000%, 12/15/2043 (A)	1,500	1,538
6.625%, 12/15/2031 (A)	1,000	1,028

		2,566

Ohio — 3.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
4.000%, 06/01/2048	6,000	6,891
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
6.025%, 06/01/2057 (E)	59,500	9,772
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	7,335	8,530
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2044	4,000	4,782
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100
5.500%, 06/01/2022 (D)	5,000	5,199
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (A)(C)	650	231
6.500%, 12/01/2037 (A)(C)	1,100	391
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.250%, 04/01/2049 (A)	1,900	966
6.000%, 04/01/2038 (A)	1,615	822
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (B)	3,420	3,567

SEI Tax Exempt Trust / Annual Report / August 31, 2021	103

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	$2,510	$2,790
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2049 (A)	2,250	2,627
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,546
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
Callable 12/01/2027 @ 103
7.000%, 12/01/2042 (A)	3,000	3,489

		51,603

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,672
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2036	2,980	3,391
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,293
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	11
6.875%, 11/01/2046 (C)	1,081	5
6.625%, 11/01/2036 (C)	522	3

		7,375

Oregon — 0.3%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2052	1,500	1,657
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (A)(C)	11,100	2,387

		4,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania — 1.9%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	$300	$345
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,785
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	308
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	558
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,133
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,167
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,460
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(B)	2,040	2,524
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2047	2,750	3,580
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,050
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,145
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,064

104	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	$2,800	$3,352
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	375	385
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	345	354

		26,210

Puerto Rico — 6.1%
CPR Custodial Receipt, Ser 2021-1, RB
0.605%, 01/01/2045 (A)	6,500	6,004
Puerto Rico Commonwealth, GO
5.000%, 07/01/2035 (C)	1,600	1,504
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (C)	2,000	229
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (C)	1,000	114
Puerto Rico Commonwealth, Ser A-PSA, GO
8.000%, 07/01/2035 (C)	4,000	3,395
5.500%, 07/01/2032 (C)	1,500	1,399
5.125%, 07/01/2028 (C)	560	520
Puerto Rico Commonwealth, Ser A-PSA, GO
5.500%, 07/01/2039 (C)	3,000	2,692
5.000%, 07/01/2041 (C)	5,300	4,538
Puerto Rico, Convention Center District Authority, Ser A, RB, AGC
Callable 10/04/2021 @ 100
4.500%, 07/01/2036	810	826
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (C)	200	196
Puerto Rico, Electric Power Authority, Ser DDD, RB
5.000%, 07/01/2021 (C)	2,000	1,958
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 10/04/2021 @ 100
0.617%, 07/01/2029 (B)	9,040	8,402
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,352
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (C)	1,265	1,229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	$8,931	$8,373
Puerto Rico, Highway & Transportation Authority, Ser G, RB
5.000%, 07/01/2042 (C)	2,000	1,063
Puerto Rico, Highway & Transportation Authority, Ser H-REMK, RB
5.450%, 07/01/2035 (C)	2,340	1,243
Puerto Rico, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/2026 (C)	3,040	1,615
Puerto Rico, Infrastructure Financing Authority, Ser B, RB
5.000%, 07/01/2037 (C)	4,120	1,648
5.000%, 07/01/2041 (C)	1,500	596
Puerto Rico, Public Buildings Authority, Ser S-PSA, GO
6.000%, 07/01/2041 (C)	4,000	4,115
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
Callable 07/01/2028 @ 100
4.784%, 07/01/2058	11,604	13,251
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30
6.541%, 07/01/2051 (E)	46,000	11,121
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	6,043	6,901

		84,284

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,223
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 09/20/2021 @ 16
7.109%, 06/01/2052 (E)	6,890	1,143

		2,366

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
Callable 06/01/2030 @ 100
5.000%, 12/01/2046	2,000	2,541
4.000%, 12/01/2044	2,000	2,350

SEI Tax Exempt Trust / Annual Report / August 31, 2021	105

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (A)(C)	$1,000	$400
5.250%, 02/01/2027 (A)(C)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	155	141
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,781
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	7,120

		16,733

Tennessee – 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,107
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	684
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Bond, Trevecca Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.000%, 10/01/2051	600	668
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	553
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
Callable 10/01/2025 @ 104
5.750%, 10/01/2059	2,500	2,682
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,824
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,817

		14,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas – 4.0%
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
Callable 10/01/2031 @ 100
5.000%, 10/01/2050 (A)	$500	$549
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	9,770	11,496
7.000%, 03/01/2039	500	549
Calhoun County, Navigation Industrial Development Authority, AMT, RB
Callable 07/01/2024 @ 103
3.625%, 07/01/2026 (A)	2,000	2,080
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	1,250	1,453
6.000%, 08/15/2038	1,500	1,753
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	7,000	7,703
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100
4.750%, 11/15/2022 (D)	2,725	2,877
Houston, Airport System Revenue, United Airlines, AMT, RB
5.000%, 07/15/2027	1,000	1,191
Lewisville, SAB
Callable 10/04/2021 @ 100
5.500%, 09/01/2039 (A)	1,000	1,001
New Hope, Cultural Education Facilities Finance, Longhorn Village Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2042	500	541
New Hope, Cultural Education Facilities Finance, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2026 @ 103
5.000%, 12/01/2054	500	564
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	986
5.000%, 07/01/2031	250	218

106	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	$1,500	$1,620
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2054	250	255
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	154
5.000%, 06/15/2038	375	384
4.250%, 06/15/2028	135	138
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,818
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,892
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
Callable 07/01/2023 @ 103
3.000%, 01/01/2050 (A)	350	345
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
Callable 01/01/2022 @ 103
6.000%, 01/01/2025 (A)	1,000	1,039
Port Isabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,136
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	505
5.125%, 01/01/2041	500	504
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	745
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
Callable 09/03/2021 @ 100
1.530%, 12/15/2026 (B)	3,000	3,000
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (A)(C)	2,500	1,750

		55,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah – 0.2%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, RB
Callable 08/01/2031 @ 100
4.000%, 08/01/2050 (A)	$500	$527
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
Callable 06/15/2031 @ 100
5.000%, 06/15/2052 (A)	1,300	1,492
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	500	542

		2,561

Vermont – 0.0%
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	641

Virgin Islands – 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	840	841

Virginia – 1.5%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,006
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	414
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	1,000	1,098
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 10/04/2021 @ 100
2.000%, 10/01/2048	40	40
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (D)	2,165	2,377

SEI Tax Exempt Trust / Annual Report / August 31, 2021	107

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lewistown Commerce Center, Community Development Authority, Ser C, TA
Callable 10/04/2021 @ 100
6.050%, 03/01/2054	$118	$22
Lewistown Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (C)	103	84
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.000%, 07/01/2034 (A)	4,680	5,063
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
Callable 07/01/2034 @ 100
5.500%, 07/01/2044 (A)	1,565	1,737
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	3,008
5.000%, 12/31/2052	3,500	4,192
5.000%, 12/31/2056	1,000	1,197

		20,238

Washington — 0.6%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,199
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	1,189
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	140	143
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	247
4.000%, 07/01/2028 (A)	400	429
Washington State, Tobacco Settlement Authority, RB
Callable 09/24/2021 @ 100
5.250%, 06/01/2032	3,090	3,098
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,588

		8,893

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
Callable 09/20/2021 @ 12
21.133%, 06/01/2047 (E)	$73,250	$8,218

Wisconsin — 3.5%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
Callable 12/15/2030 @ 38
3.980%, 12/15/2055 (E)	25,000	7,429
Public Finance Authority, Carson Valley Medical Center, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2041	1,500	1,755
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2046	1,000	1,081
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,593
5.000%, 08/01/2028	1,230	1,309
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
6.500%, 07/01/2050 (A)(C)	1,750	1,165
Wisconsin State, Public Finance Authority, American Dream @ Meadowland Project, RB
6.250%, 08/01/2027 (A)(C)	3,500	3,944
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,657
5.000%, 03/01/2048	1,500	1,584
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,344
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	3,500	3,731
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	3,250	3,237

108	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100
5.875%, 10/01/2054 (A)	$2,770	$2,950
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	1,750	1,931
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	1,088
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	5,070	4,059
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	3,432
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
Callable 03/01/2030 @ 100
5.250%, 03/01/2055 (A)	2,500	2,907

		48,196

Total Municipal Bonds (Cost $870,984) ($ Thousands)		970,536

CORPORATE OBLIGATIONS — 15.3%

Financials — 13.9%
Ally Financial
4.700%, VAR H15T7Y + 3.481%(H)	1,000	1,041
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(H)	500	526
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(H)	6,900	8,093
AXA
6.379%, VAR ICE LIBOR USD 3 Month + 2.256%(A)(H)	5,200	7,306
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month + 4.174%(H)	2,900	3,270
6.300%, VAR ICE LIBOR USD 3 Month + 4.553%(H)	2,300	2,673

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, VAR ICE LIBOR USD 3 Month + 3.705%(H)	$5,000	$5,538
Bank of New York Mellon
4.625%, VAR ICE LIBOR USD 3 Month + 3.131%(H)	2,200	2,413
3.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(H)	5,000	5,239
3.555%, VAR ICE LIBOR USD 3 Month + 3.420%(H)	1,000	1,008
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(H)	1,500	1,704
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.842%(H)	1,000	1,094
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(H)	3,000	3,039
BNP Paribas
7.195%, VAR ICE LIBOR USD 3 Month + 1.290%(H)	6,200	6,621
BP Capital Markets PLC
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(H)	600	639
CAN Community Health
8.500%, 03/01/2028 (A)	2,500	2,675
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month + 4.820%(H)	7,325	7,481
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(H)	6,000	6,315
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month + 4.517%(H)	3,800	4,418
5.900%, VAR ICE LIBOR USD 3 Month + 4.230%(H)	1,000	1,048
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(H)	2,400	2,469
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month + 3.157%(H)	2,380	2,532
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(H)	2,200	2,453
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month + 4.660%(H)	500	566

SEI Tax Exempt Trust / Annual Report / August 31, 2021	109

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comerica
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.291%(H)	$2,600	$2,873
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.598%(A)(H)	2,000	2,203
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(A)(H)	800	884
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%(A)(H)	2,500	2,572
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.554%(A)(H)	2,500	2,478
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(H)	500	562
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(H)	500	541
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(H)	1,000	1,094
HSBC Holdings PLC
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 3.746%(H)	1,500	1,650
Huntington Bancshares
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(H)	600	710
4.450%, VAR H15T7Y + 4.045%(H)	1,300	1,391
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.446%(H)	3,500	3,891
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(H)	1,000	1,101
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month + 3.780%(H)	7,200	7,947
6.000%, VAR ICE LIBOR USD 3 Month + 3.300%(H)	1,800	1,910
3.926%, VAR ICE LIBOR USD 3 Month + 3.800%(H)	1,200	1,208
3.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(H)	2,300	2,336

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.599%, VAR ICE LIBOR USD 3 Month + 3.470%(H)	$1,025	$1,027
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month + 3.606%(H)	3,000	3,367
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month + 1.270%(A)(H)	7,500	10,772
6.657%, VAR ICE LIBOR USD 3 Month + 1.270%(H)	1,000	1,436
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month + 3.520%(H)	500	554
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(H)	3,800	4,003
MetLife
3.850%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(H)	3,800	3,990
Natwest Group PLC
2.467%, VAR ICE LIBOR USD 3 Month + 2.320%(H)	1,300	1,287
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(H)	5,000	5,503
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month + 3.202%(H)	500	550
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.720%(H)	200	236
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(H)	1,800	2,126
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.238%(H)	600	601
Standard Chartered PLC
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.301%(A)(H)	1,000	1,036
7.014%, VAR ICE LIBOR USD 3 Month + 1.460%(A)(H)	4,000	5,585
SVB Financial Group
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.202%(H)	4,100	4,254
Toll Road Investors Partnership II
5.692%, 02/15/2043 (A)(E)	22,000	7,006
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%(H)	1,200	1,322

110	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(H)	$7,100	$7,535
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(H)	6,000	6,142
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(H)	600	658
Voya Financial
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(H)	1,200	1,290
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month + 3.990%(H)	2,494	2,808
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(H)	2,200	2,287

		190,887

Health Care — 0.0%
Tower Health
4.451%, 02/01/2050	540	486

Utilities — 1.4%
Dominion Energy
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(H)	9,000	9,630
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(H)	4,900	5,228
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(H)	2,500	2,612
Pacific Gas & Electric
4.950%, 07/01/2050	300	318
4.550%, 07/01/2030	300	319
3.850%, 11/15/2023	50	52
3.750%, 07/01/2028	100	105
3.450%, 07/01/2025	100	104
3.400%, 08/15/2024	100	104
3.300%, 03/15/2027	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 06/15/2023	$150	$155

		18,730

Total Corporate Obligations (Cost $193,706) ($ Thousands)		210,103

U.S. TREASURY OBLIGATIONS — 6.3% (E)
United States Treasury Bills
0.062%, 09/09/2021	$15,700	15,700
0.049%, 02/17/2022	9,900	9,898
0.047%, 10/07/2021	2,200	2,200
0.041%, 10/14/2021	2,500	2,500
0.037%, 09/30/2021	16,500	16,499
0.031%, 11/26/2021	2,100	2,100
0.030%, 09/14/2021	3,100	3,100
0.030%, 12/02/2021	21,900	21,897
0.029%, 11/18/2021	1,500	1,500
0.025%, 09/02/2021	2,700	2,700
0.024%, 11/12/2021	2,800	2,799
0.018%, 09/28/2021	6,000	6,000

Total U.S. Treasury Obligations (Cost $86,894) ($ Thousands)		86,893

	Shares

PREFERRED STOCK — 5.9%

Communication Services — 0.3%
AT&T
4.750%(H)	137,000	3,596

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%*(H)	31,000	3,122

Financials — 5.2%
Allstate
4.750%(H)	24,500	669
Arch Capital Group
5.450%(H)	13,693	361
Associated Banc-Corp
5.875%(H)	13,668	378
Capital One Financial
5.000%(H)	71,700	1,881
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month + 4.130%(H)	85,700	2,394
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month + 4.557%(H)	20,000	2,070

SEI Tax Exempt Trust / Annual Report / August 31, 2021	111

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
6.125%(H)	20,000	$2,080
Equitable Holdings
5.250%(H)	25,000	674
4.300%(H)	25,000	630
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month + 3.710%(H)	80,000	2,298
First Republic Bank
4.000%(H)	100,000	2,477
Fulton Financial
5.125%(H)	10,000	270
Goldman Sachs Group
5.500%, VAR ICE LIBOR USD 3 Month + 3.640%(H)	234,717	6,380
4.000%, VAR ICE LIBOR USD 3 Month + 0.670%(H)	30,599	766
Huntington Bancshares
5.875%(H)	20,322	531
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month + 3.892%(H)	4,000	121
MetLife
5.625%(H)	29,780	807
4.750%(H)	193,891	5,158
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month + 4.320%(H)	108,070	3,102
6.875%, VAR ICE LIBOR USD 3 Month + 3.940%(H)	53,657	1,508
4.000%, VAR ICE LIBOR USD 3 Month + 0.700%(H)	161,113	4,066
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month + 3.821%(H)	110,000	3,223
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month + 4.020%(H)	34,498	995
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month + 4.067%(H)	79,610	2,071
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month + 3.536%(H)	2,600	76
5.700%, VAR ICE LIBOR USD 3 Month + 3.148%(H)	16,000	464
4.450%(H)	49,094	1,255
RenaissanceRe Holdings
4.200%(H)	40,000	1,016
State Street
5.900%, VAR ICE LIBOR USD 3 Month + 3.108%(H)	114,090	3,223
5.350%, VAR ICE LIBOR USD 3 Month + 3.709%(H)	5,824	172

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Sterling Bancorp
6.500%(H)	36,337	$949
Stifel Financial
4.500%(H)	40,000	1,022
SVB Financial Group
5.250%(H)	1,802	49
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(H)	50,000	1,383
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month + 4.468%(H)	92,342	2,373
3.500%, VAR ICE LIBOR USD 3 Month + 1.020%(H)	16,800	888
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month + 3.850%(H)	73,487	2,239
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(H)	105,000	3,119
Webster Financial
5.250%(H)	42,731	1,145
Wells Fargo
7.500%*(H)	1,754	2,615
6.625%, VAR ICE LIBOR USD 3 Month + 3.690%(H)	57,230	1,587
5.850%, VAR ICE LIBOR USD 3 Month + 3.090%(H)	120,000	3,217
5.625%(H)	5,000	129

		71,831

Utilities — 0.2%
Alabama Power
5.000%(H)	9,000	238
Duke Energy
5.750%(H)	8,727	242
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month + 3.593%(H)	5,032	137
Entergy Texas
5.375%(H)	40,000	1,076
Interstate Power & Light
5.100%(H)	12,917	340
NSTAR Electric
4.780%(H)	10,708	1,106

		3,139

Total Preferred Stock (Cost $73,750) ($ Thousands)		81,688

112	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE BONDS — 0.9%
Energy — 0.0%
Talen Energy Supply LLC
6.500%, 06/01/2025	$1,000	$430

Financials — 0.9%
American Express
3.550%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(H)	2,000	2,035
Capital One Financial
3.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(H)	5,300	5,492
Citigroup
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(H)	3,000	3,113
Depository Trust & Clearing
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(H)	750	775
M&T Bank
3.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(H)	500	510

		11,925

Total Corporate Bonds (Cost $12,565) ($ Thousands)		12,355

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, CI F
0.010%**†	6,114,138	6,114

Total Cash Equivalent (Cost $6,114) ($ Thousands)		6,114

Total Investments in Securities — 99.5% (Cost $1,244,013)($ Thousands)		$1,367,689

Percentages are based on Net Assets of $1,374,515 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $288,391 ($ Thousands), representing 21.0% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Security is in default on interest payment.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security is escrowed to maturity.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(H)	Perpetual security with no stated maturity date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

H15T7Y — 7-Year Treasury Constant Maturity Rate

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	970,536	–	970,536
Corporate Obligations	–	210,103	–	210,103
U.S. Treasury Obligations	–	86,893	–	86,893
Preferred Stock	81,688	–	–	81,688
Corporate Bonds	–	12,355	–	12,355
Cash Equivalent	6,114	–	–	6,114

Total Investments in Securities	87,802	1,279,887	–	1,367,689

For the year ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	113

SCHEDULE OF INVESTMENTS

August 31, 2021

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the year ended August 31, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,182	$ 60,316	$ (60,384)	$ —	$ —	$ 6,114	6,114,138	$ 1	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

114	SEI Tax Exempt Trust / Annual Report / August 31, 2021

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STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2021

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$ 2,200,677	$ 1,216,020
Affiliated investment, at value ††	685	—
Cash and cash equivalents	19,750	37,417
Dividends and interest receivable	22,152	7,058
Receivable for fund shares sold	1,207	784
Receivable for investment securities sold	—	—
Prepaid expenses	83	60
Total Assets	2,244,554	1,261,339
Liabilities:
Payable for investment securities purchased	17,913	7,379
Payable for fund shares redeemed	1,741	1,140
Investment advisory fees payable	491	328
Income distribution payable	471	97
Shareholder servicing fees payable	432	252
Administration fees payable	313	227
Chief Compliance Officer fees payable	2	1
Accrued expense payable	201	117
Total Liabilities	21,564	9,541
Net Assets	$ 2,222,990	$1,251,798
† Cost of investments	$ 2,043,196	$1,203,399
†† Cost of affiliated investment	685	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$ 2,060,497	$1,242,454
Total distributable earnings	162,493	9,344
Net Assets	$ 2,222,990	$1,251,798
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.29	$10.13
	($2,033,779,819 ÷	($1,188,974,009 ÷
	165,527,954 shares)	117,407,260 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.30	$10.12
	($189,209,834 ÷	($62,824,381 ÷
	15,387,083 shares)	6,206,745 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

116	SEI Tax Exempt Trust / Annual Report / August 31, 2021

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 352,385	$ 82,453	$ 116,918	$ 166,247	$ 177,860	$ 1,361,575
2,333	3,058	4,865	707	1,683	6,114
—	20	20	20	20	2,370
3,895	729	1,107	1,874	1,985	13,783
356	1	17	27	56	2,573
—	—	—	—	—	598
15	8	5	8	7	56
358,984	86,269	122,932	168,883	181,611	1,387,069

—	1,354	—	—	—	10,368
99	6	29	10	61	591
72	19	24	33	41	456
47	14	21	41	25	506
42	11	15	19	23	250
58	11	19	27	27	253
—	—	—	—	—	1
34	10	12	17	18	129
352	1,425	120	147	195	12,554
$ 358,632	$ 84,844	$ 122,812	$ 168,736	$ 181,416	$ 1,374,515
$ 334,338	$ 78,181	$ 110,966	$ 157,710	$ 166,493	$ 1,237,899
2,333	3,058	4,865	707	1,683	6,114

$ 339,716	$ 80,200	$ 116,871	$ 158,558	$ 169,801	$ 1,242,899
18,916	4,644	5,941	10,178	11,615	131,616
$ 358,632	$ 84,844	$ 122,812	$ 168,736	$ 181,416	$ 1,374,515
$11.13	$10.98	$10.73	$11.07	$11.29	$10.87
($328,999,708 ÷	($83,981,980 ÷	($121,734,744 ÷	($147,950,962 ÷	($180,464,402 ÷	($1,189,304,105 ÷
29,570,804 shares)	7,645,824 shares)	11,340,672 shares)	13,363,902 shares)	15,984,383 shares)	109,418,208 shares)
$11.12	$10.97	$10.73	$11.05	$11.29	$10.86
($29,632,026 ÷	($862,036 ÷	($1,077,407 ÷	($20,785,367 ÷	($951,303 ÷	($185,211,011 ÷
2,664,717 shares)	78,616 shares)	100,383 shares)	1,880,227 shares)	84,249 shares)	17,055,418 shares)

SEI Tax Exempt Trust / Annual Report / August 31, 2021	117

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended August 31, 2021

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$ 58,377	$ 17,650
Dividend income	—	—
Income from Affiliated Investments(1)	—	—
Total Investment Income	58,377	17,650
Expenses:
Investment advisory fees	6,925	4,149
Shareholder servicing fees - Class F	4,824	2,987
Administration fees	4,040	2,515
Trustees’ fees	40	26
Chief Compliance Officer fees	11	7
Pricing fees	157	95
Printing fees	124	76
Professional fees	117	69
Registration fees	52	34
Custodian/Wire Agent fees	47	32
Other expenses	35	22
Total Expenses	16,372	10,012
Less, waiver of:
Investment advisory fees	(2,890)	(1,665)
Administration fees	(646)	(557)
Shareholder servicing fees - Class F	—	—
Net Expenses	12,836	7,790
Net Investment Income	45,541	9,860
Net Realized Gain/(Loss) on:
Investments	6,153	580
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	29,926	(820)
Net Increase in Net Assets Resulting from Operations	$ 81,620	$ 9,620

Amounts designated as “—” are $0 or have been rounded to $0.

(1)    See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

118	SEI Tax Exempt Trust / Annual Report / August 31, 2021

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 6,859	$ 1,470	$ 2,738	$ 3,651	$ 3,794	$ 52,720
—	—	—	—	—	4,724
—	—	—	—	—	1
6,859	1,470	2,738	3,651	3,794	57,445

1,118	263	386	584	611	6,530
777	197	290	395	435	2,840
678	160	234	354	349	3,918
7	2	2	4	3	25
2	1	1	1	1	7
25	9	11	16	15	107
20	7	7	10	10	79
19	5	7	9	10	73
9	2	3	5	4	32
8	3	3	4	4	31
6	2	2	3	3	22
2,669	651	946	1,385	1,445	13,664

(311)	(55)	(117)	(178)	(143)	(1,746)
(50)	(14)	(9)	(13)	(27)	(1,065)
(311)	(79)	(116)	(158)	(174)	(23)
1,997	503	704	1,036	1,101	10,830
4,862	967	2,034	2,615	2,693	46,615

898	388	(7)	1,800	522	10,628

(1,208)	(539)	(320)	(281)	(514)	55,084
$ 4,552	$ 816	$ 1,707	$ 4,134	$ 2,701	$ 112,327

SEI Tax Exempt Trust / Annual Report / August 31, 2021	119

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund

	9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020	9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020
Operations:
Net investment income	$45,541	$48,212	$9,860	$15,681
Net realized gain/(loss) on investments	6,153	2,670	580	103
Net change in unrealized appreciation/(depreciation) on investments	29,926	(5,571)	(820)	4,989
Net Increase in Net Assets Resulting from Operations	81,620	45,311	9,620	20,773
Distributions:
Class F	(43,555)	(48,389)	(9,124)	(14,648)
Class Y	(4,221)	(4,426)	(634)	(938)
Total Distributions	(47,776)	(52,815)	(9,758)	(15,586)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	365,716	287,396	266,668	313,569
Reinvestment of dividends & distributions	38,297	42,884	7,713	12,421
Cost of shares redeemed	(273,226)	(425,572)	(305,725)	(356,654)
Net lncrease/(Decrease) from Class F Transactions	130,787	(95,292)	(31,344)	(30,664)
Class Y:
Proceeds from shares issued	44,042	35,681	12,144	32,696
Reinvestment of dividends & distributions	3,774	3,863	516	755
Cost of shares redeemed	(16,605)	(47,824)	(13,365)	(32,097)
Net lncrease/(Decrease) from Class Y Transactions	31,211	(8,280)	(705)	1,354
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	161,998	(103,572)	(32,049)	(29,310)
Net lncrease/(Decrease) in Net Assets	195,842	(111,076)	(32,187)	(24,123)
Net Assets:
Beginning of year	2,027,148	2,138,224	1,283,985	1,308,108
End of year	$2,222,990	$2,027,148	$1,251,798	$1,283,985

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

120	SEI Tax Exempt Trust / Annual Report / August 31, 2021

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund

9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020	9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020	9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020	9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020

$ 4,862	$ 5,577	$ 967	$ 1,160	$ 2,034	$ 2,233	$ 2,615	$ 3,069
898	1,379	388	394	(7)	98	1,800	756
(1,208)	(126)	(539)	480	(320)	(56)	(281)	(1,713)
4,552	6,830	816	2,034	1,707	2,275	4,134	2,112

(5,411)	(6,429)	(1,291)	(1,443)	(2,084)	(2,366)	(2,982)	(3,247)
(526)	(532)	(18)	(20)	(22)	(26)	(386)	(376)
(5,937)	(6,961)	(1,309)	(1,463)	(2,106)	(2,392)	(3,368)	(3,623)

63,525	36,151	14,735	7,689	21,100	13,930	24,787	12,353
4,777	5,661	1,093	1,234	1,845	2,126	2,552	2,816
(42,480)	(74,495)	(7,394)	(12,434)	(14,655)	(23,850)	(42,480)	(30,034)
25,822	(32,683)	8,434	(3,511)	8,290	(7,794)	(15,141)	(14,865)

4,289	6,608	45	—	105	411	4,074	1,612
500	504	9	10	19	24	232	222
(1,704)	(4,344)	(167)	(99)	(137)	(465)	(1,605)	(2,615)
3,085	2,768	(113)	(89)	(13)	(30)	2,701	(781)
28,907	(29,915)	8,321	(3,600)	8,277	(7,824)	(12,440)	(15,646)
27,522	(30,046)	7,828	(3,029)	7,878	(7,941)	(11,674)	(17,157)

331,110	361,156	77,016	80,045	114,934	122,875	180,410	197,567
$ 358,632	$ 331,110	$ 84,844	$ 77,016	$ 122,812	$ 114,934	$ 168,736	$ 180,410

SEI Tax Exempt Trust / Annual Report / August 31, 2021	121

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

	9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020	9/1/2020 to 8/31/2021	9/1/2019 to 8/31/2020
Operations:
Net investment income	$2,693	$2,976	$46,615	$50,055
Net realized gain on investments and futures contracts	522	430	10,628	4,066
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(514)	1,870	55,084	(21,390)
Net Increase in Net Assets Resulting from Operations	2,701	5,276	112,327	32,731
Distributions:
Class F	(3,387)	(3,471)	(45,862)	(58,681)
Class Y	(19)	(19)	(7,243)	(8,277)
Total Distributions	(3,406)	(3,490)	(53,105)	(66,958)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	28,449	18,055	160,958	167,174
Reinvestment of dividends & distributions	3,019	3,105	39,712	51,307
Cost of shares redeemed	(22,330)	(30,341)	(175,808)	(247,749)
Net lncrease/(Decrease) from Class F Transactions	9,138	(9,181)	24,862	(29,268)
Class Y:
Proceeds from shares issued	259	205	29,124	28,096
Reinvestment of dividends & distributions	19	18	6,287	7,323
Cost of shares redeemed	(243)	(107)	(15,258)	(25,500)
Net Increase from Class Y Transactions	35	116	20,153	9,919
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	9,173	(9,065)	45,015	(19,349)
Net lncrease/(Decrease) in Net Assets	8,468	(7,279)	104,237	(53,576)
Net Assets:
Beginning of year	172,948	180,227	1,270,278	1,323,854
End of year	$181,416	$172,948	$1,374,515	$1,270,278

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

122	SEI Tax Exempt Trust / Annual Report / August 31, 2021

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2021	$12.09	$0.26	$0.22	$0.48	$(0.26)	$(0.02)	$(0.28)	$12.29	3.98%	$2,033,780	0.63%	0.80%	2.15%	11%
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63	0.79	2.29	20
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63	0.80	2.44	17
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)	11.49	(0.10)	1,990,956	0.63	0.81	2.48	17
2017	12.01	0.28	(0.22)	0.06	(0.28)	—^	(0.28)	11.79	0.59	1,834,913	0.63	0.83	2.43	12
Class Y
2021	$12.10	$0.29	$0.22	$0.51	$(0.29)	$(0.02)	$(0.31)	$12.30	4.23%	$189,210	0.38%	0.55%	2.40%	11%
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38	0.54	2.54	20
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38	0.55	2.67	17
2018	11.80	0.32	(0.31)	0.01	(0.32)	—	(0.32)	11.49	0.07	78,216	0.38	0.56	2.72	17
2017	12.01	0.31	(0.21)	0.10	(0.31)	—^	(0.31)	11.80	0.92	80,618	0.38	0.58	2.70	12
Short Duration Municipal Fund
Class F
2021	$10.13	$0.08	$—	$0.08	$(0.08)	$—	$(0.08)	$10.13	0.77%	$1,188,974	0.63%	0.81%	0.77%	30%
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63	0.80	1.19	46
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63	0.81	1.33	53
2018	10.04	0.09	(0.04)	0.05	(0.09)	—	(0.09)	10.00	0.52	1,301,016	0.63	0.82	0.93	67
2017	10.05	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.04	0.47	1,325,339	0.63	0.83	0.57	69
Class Y
2021	$10.12	$0.10	$—	$0.10	$(0.10)	$—	$(0.10)	$10.12	1.01%	$62,824	0.38%	0.56%	1.02%	30%
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38	0.55	1.44	46
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38	0.56	1.58	53
2018	10.04	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.00	0.77	38,289	0.38	0.57	1.18	67
2017	10.05	0.08	(0.01)	0.07	(0.08)	—	(0.08)	10.04	0.72	37,153	0.38	0.58	0.83	69
California Municipal Bond Fund
Class F
2021	$11.18	$0.16	$(0.01)	$0.15	$(0.16)	$(0.04)	$(0.20)	$11.13	1.31%	$329,000	0.60%	0.81%	1.42%	8%
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60	0.81	1.62	12
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60	0.81	1.73	16
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60	0.81	1.73	19
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60	0.83	1.75	12
Class Y
2021	$11.17	$0.17	$(0.01)	$0.16	$(0.17)	$(0.04)	$(0.21)	$11.12	1.46%	$29,632	0.45%	0.56%	1.57%	8%
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45	0.56	1.77	12
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45	0.56	1.88	16
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45	0.56	1.88	19
2017	11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45	0.58	1.90	12
Massachusetts Municipal Bond Fund
Class F
2021	$11.06	$0.13	$(0.03)	$0.10	$(0.13)	$(0.05)	$(0.18)	$10.98	0.93%	$83,982	0.63%	0.82%	1.21%	9%
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63	0.80	1.47	16
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63	0.81	1.64	15
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63	0.82	1.66	13
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63	0.83	1.70	15
Class Y
2021	$11.04	$0.15	$(0.02)	$0.13	$(0.15)	$(0.05)	$(0.20)	$10.97	1.18%	$862	0.48%	0.57%	1.36%	9%
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48	0.55	1.63	16
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48	0.56	1.79	15
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48	0.57	1.81	13
2017	10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48	0.58	1.91	15

SEI Tax Exempt Trust / Annual Report / August 31, 2021	123

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2021	$10.77	$0.19	$(0.03)	$0.16	$(0.19)	$(0.01)	$(0.20)	$10.73	1.44%	$121,735	0.60%	0.81%	1.74%	6%
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60	0.81	1.89	9
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60	0.81	1.99	16
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60	0.81	1.97	10
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60	0.83	2.03	13
Class Y
2021	$10.77	$0.20	$(0.03)	$0.17	$(0.20)	$(0.01)	$(0.21)	$10.73	1.59%	$1,077	0.45%	0.56%	1.89%	6%
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45	0.56	2.04	9
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45	0.56	2.13	16
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45	0.56	2.12	10
2017	10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45	0.58	2.18	13

New York Municipal Bond Fund
Class F
2021	$11.03	$0.16	$0.09	$0.25	$(0.16)	$(0.05)	$(0.21)	$11.07	2.26%	$147,951	0.60%	0.81%	1.46%	17%
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60	0.80	1.62	8
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60	0.81	1.76	11
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60	0.82	1.78	15
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60	0.83	1.71	9
Class Y
2021	$11.01	$0.18	$0.09	$0.27	$(0.18)	$(0.05)	$(0.23)	$11.05	2.42%	$20,785	0.45%	0.56%	1.61%	17%
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45	0.55	1.78	8
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45	0.56	1.91	11
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45	0.57	1.93	15
2017	11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45	0.58	1.98	9

Pennsylvania Municipal Bond Fund
Class F
2021	$11.34	$0.17	$—	$0.17	$(0.17)	$(0.05)	$(0.22)	$11.29	1.53%	$180,465	0.63%	0.83%	1.54%	7%
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63	0.83	1.69	9
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63	0.83	1.86	14
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63	0.83	1.85	14
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63	0.84	1.84	14
Class Y
2021	$11.34	$0.19	$—	$0.19	$(0.19)	$(0.05)	$(0.24)	$11.29	1.67%	$951	0.48%	0.58%	1.69%	7%
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48	0.58	1.84	9
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48	0.58	2.01	14
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48	0.58	2.01	14
2017	10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.48	0.59	2.04	14

Tax-Advantaged Income Fund
Class F
2021	$10.39	$0.38	$0.52	$0.90	$(0.36)	$(0.06)	$(0.42)	$10.87	8.93%	$1,189,304	0.86%	1.08%	3.53%	17%
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86	1.07	3.85	43
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86	1.08	4.24	40
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86	1.09	4.14	41
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86	1.09	4.22	52
Class Y
2021	$10.38	$0.40	$0.53	$0.93	$(0.39)	$(0.06)	$(0.45)	$10.86	9.20%	$185,211	0.61%	0.83%	3.78%	17%
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61	0.82	4.11	43
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61	0.83	4.49	40
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61	0.84	4.39	41
2017	10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61	0.84	4.47	52

*	Per share calculations were performed using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.

^	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

124	SEI Tax Exempt Trust / Annual Report / August 31, 2021

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	125

NOTES TO FINANCIAL STATEMENTS

August 31, 2021

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Funds are registered to offer up to two classes of shares: Class F and Class Y. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that

126	SEI Tax Exempt Trust / Annual Report / August 31, 2021

amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are “not readily available” are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended; (ii) the security has been delisted from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	127

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2021

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2021, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of August 31, 2021, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At August 31, 2021, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of

128	SEI Tax Exempt Trust / Annual Report / August 31, 2021

All outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Funds may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service

SEI Tax Exempt Trust / Annual Report / August 31, 2021	129

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2021

Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations

Intermediate-Term Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

Short Duration Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

California Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Massachusetts Municipal Bond Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.48%

New Jersey Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

New York Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Pennsylvania Municipal Bond Fund

Class F	0.35%	0.25%	0.63%

Class Y	0.35%	0.00%	0.48%

Tax-Advantaged Income Fund

Class F	0.50%	0.25%	0.86%

Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets

Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

130	SEI Tax Exempt Trust / Annual Report / August 31, 2021

As of August 31, 2021, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers, a series of

Macquarie Investment Management Business Trust

Mellon Investments Corporation

Wellington Management Company LLP

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC

Wells Capital Management, Inc.

Western Asset Management Company

California Municipal Bond Fund

Mellon Investments Corporation

Massachusetts Municipal Bond Fund

Mellon Investments Corporation

New Jersey Municipal Bond Fund

Mellon Investments Corporation

New York Municipal Bond Fund

Mellon Investments Corporation

Pennsylvania Municipal Bond Fund

Mellon Investments Corporation

Tax-Advantaged Income Fund

Pacific Investment Management Company LLC

Spectrum Asset Management, Inc.

Wells Capital Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the year ended August 31, 2021, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2021 and for the year then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2021, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)

Intermediate-Term Municipal Fund

Purchases	$—	$397,229	$397,229

Sales	—	227,271	227,271

Short Duration Municipal Fund

Purchases	—	290,774	290,774

Sales	—	430,853	430,853

California Municipal Bond Fund

Purchases	—	58,333	58,333

Sales	—	25,335	25,335

Massachusetts Municipal Bond Fund

Purchases	—	15,179	15,179

Sales	—	7,056	7,056

New Jersey Municipal Bond Fund

Purchases	—	13,446	13,446

Sales	—	6,277	6,277

New York Municipal Bond Fund

Purchases	—	30,224	30,224

Sales	—	39,160	39,160

Pennsylvania Municipal Bond Fund

Purchases	—	21,267	21,267

Sales	—	11,253	11,253

Tax-Advantaged Income Fund

Purchases	—	202,935	202,935

Sales	—	201,921	201,921

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its

SEI Tax Exempt Trust / Annual Report / August 31, 2021	131

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2021

taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist market discount adjustment, defaulted bond adjustments, Perpetual Bond adjustment, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and distribution reclassification. There are no permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of August 31, 2020.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)

Intermediate-Term Municipal Fund	2021	$44,844	$36	$2,896	$47,776
	2020	48,395	34	4,386	52,815

Short Duration Municipal Fund	2021	9,718	40	—	9,758
	2020	15,561	25	—	15,586
California Municipal Bond Fund	2021	4,862	27	1,048	5,937
	2020	5,560	10	1,391	6,961

Massachusetts Municipal Bond Fund	2021	973	—	336	1,309
	2020	1,152	4	307	1,463

New Jersey Municipal Bond Fund	2021	2,041	—	65	2,106
	2020	2,222	58	112	2,392

New York Municipal Bond Fund	2021	2,609	112	647	3,368
	2020	3,072	6	545	3,623

Pennsylvania Municipal Bond Fund	2021	2,699	—	707	3,406
	2020	2,963	9	518	3,490

Tax-Advantaged Income Fund	2021	31,063	14,986	7,056	53,105
	2020	32,661	22,728	11,569	66,958

As of August 31, 2021 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)

Intermediate-Term Municipal Fund	$3,933	$1,671	$3,476	$—	$—	$157,363	$(3,950)	$162,493

Short Duration Municipal Fund	634	—	—	(3,351)	—	12,695	(634)	9,344

California Municipal Bond Fund	452	—	850	—	—	18,047	(433)	18,916

Massachusetts Municipal Bond Fund	86	—	372	—	—	4,272	(86)	4,644

New Jersey Municipal Bond Fund	178	—	—	—	(8)	5,952	(181)	5,941

New York Municipal Bond Fund	218	92	1,547	—	—	8,537	(216)	10,178

Pennsylvania Municipal Bond Fund	217	—	247	—	—	11,368	(217)	11,615

Tax-Advantaged Income Fund	2,092	1,519	6,894	—	—	124,558	(3,447)	131,616

Post-October losses represent losses realized on investment transactions from November 1, 2020 through August 31, 2021, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

132	SEI Tax Exempt Trust / Annual Report / August 31, 2021

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/21 ($ Thousands)
Short Duration Municipal Fund	$(333)	$(3,018)	$(3,351)

*During the year ended August 31, 2021, Short Duration Municipal Fund utilized $598,090 in capital loss carryforwards to offset capital gains.

At August 31, 2021, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)

Intermediate-Term Municipal Fund	$2,043,999	$159,405	$ (2,042)	$157,363

Short Duration Municipal Fund	1,203,325	13,568	(873)	12,695

California Municipal Bond Fund	336,671	18,150	(103)	18,047

Massachusetts Municipal Bond Fund	81,239	4,336	(64)	4,272

New Jersey Municipal Bond Fund	115,831	5,988	(36)	5,952

New York Municipal Bond Fund	158,417	8,583	(46)	8,537

Pennsylvania Municipal Bond Fund	168,176	11,412	(44)	11,368

Tax-Advantaged Income Fund	1,243,131	143,310	(18,752)	124,558

7. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning

SEI Tax Exempt Trust / Annual Report / August 31, 2021	133

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2021

these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services.

134	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund’s will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Funds nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Funds may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	135

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2021

8. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020
Shares Issued and Redeemed:

Class F:

Shares Issued	29,968	24,096	26,313	31,157	5,714	3,288

Shares Issued in Lieu of Dividends and Distributions	3,138	3,588	761	1,234	429	514

Redeemed	(22,406)	(35,966)	(30,165)	(35,496)	(3,814)	(6,840)

Total Class F Transactions	10,700	(8,282)	(3,091)	(3,105)	2,329	(3,038)

Class Y:

Shares Issued	3,605	3,008	1,199	3,269	385	608

Shares Issued in Lieu of Dividends and Distributions	309	323	51	75	45	46

Redeemed	(1,361)	(4,083)	(1,319)	(3,208)	(154)	(398)

Total Class Y Transactions	2,553	(752)	(69)	136	276	256

Increase (Decrease) in Share Transactions	13,253	(9,034)	(3,160)	(2,969)	2,605	(2,782)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020
Shares Issued and Redeemed:

Class F:

Shares Issued	1,341	707	1,962	1,308	2,245	1,131

Shares Issued in Lieu of Dividends and Distributions	99	113	171	200	231	257

Redeemed	(670)	(1,148)	(1,360)	(2,266)	(3,841)	(2,756)

Total Class F Transactions	770	(328)	773	(758)	(1,365)	(1,368)

Class Y:

Shares Issued	4	—	10	40	369	147

Shares Issued in Lieu of Dividends and Distributions	1	1	2	2	22	20

Redeemed	(15)	(9)	(14)	(44)	(146)	(240)

Total Class Y Transactions	(10)	(8)	(2)	(2)	245	(73)

Increase (Decrease) in Share Transactions	760	(336)	771	(760)	(1,120)	(1,441)

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020	09/01/2020 to 08/31/2021	09/01/2019 to 08/31/2020
Shares Issued and Redeemed:

Class F:

Shares Issued	2,523	1,622	15,111	16,229

Shares Issued in Lieu of Dividends and Distributions	267	279	3,736	4,967

Redeemed	(1,974)	(2,741)	(16,593)	(24,433)
Total Class F Transactions	816	(840)	2,254	(3,237)

Class Y:

Shares Issued	23	19	2,737	2,709

Shares Issued in Lieu of Dividends and Distributions	2	2	592	710

Redeemed	(22)	(11)	(1,437)	(2,548)
Total Class Y Transactions	3	10	1,892	871
Increase (Decrease) in Share Transactions	819	(830)	4,146	(2,366)

136	SEI Tax Exempt Trust / Annual Report / August 31, 2021

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2021, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund

Class F	94.44%

Class Y	74.06%

Short Duration Municipal Fund

Class F	96.43%

Class Y	62.26%

California Municipal Bond Fund

Class F	96.14%

Class Y	99.74%

Massachusetts Municipal Bond Fund

Class F	97.70%

Class Y	97.64%

New Jersey Municipal Bond Fund

Class F	96.47%

Class Y	36.10%

New York Municipal Bond Fund

Class F	95.01%

Class Y	95.23%

Pennsylvania Municipal Bond Fund

Class F	93.72%

Class Y	46.37%

Tax-Advantaged Income Fund

Class F	94.69%

Class Y	89.80%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. On March 5, 2021, the ICE Benchmark Administration clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR.

Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2021.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	137

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Tax-Exempt Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprised of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantaged Income Fund (collectively, the Funds), including the schedules of investments, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds Investment Companies since 2005.

Philadelphia, Pennsylvania

October 29, 2021

138	SEI Tax Exempt Trust / Annual Report / August 31, 2021

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of August 31, 2021.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of positions in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5794.

Name, Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee

INTERESTED TRUSTEES

Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 75 yrs. old	Chairman of the Board of Trustees*	since 1989	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	93	President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd and SEI Investments—Unit Trust Management (UK) Limited. President, Director and Chief Executive Officer of SEI AIpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1989 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Vice Chairman of O’Connor EQUUS (closed-end investment company) from 2014 to 2016. Vice Chairman of Winton Series Trust from 2014 to 2017. Vice Chairman of The Advisors’ Inner Circle Fund III and Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Vice Chairman of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust from 2015 to 2018. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and the KP Funds. President, Chief Executive Officer and Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, The New Covenant Funds and SEI Catholic Values Trust.

William M. Doran One Freedom Valley Drive Oaks, PA 19456 81 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor.	93	Director of SEI since 1974; Secretary of SEI since 1978. Director of SEI Investments Distribution Co. since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Trustee of O’Connor EQUUS from 2014 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of Winton Series Trust from 2014 to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds from 1991 to 2018. Trustee of The KP Funds from 2013 to 2018. Trustee of Winton Diversified Opportunities Fund from 2014 to 2018. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, Schroder Series Trust, Schroder Global Series Trust and SEI Catholic Values Trust.

TRUSTEES

George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	since 1996	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc. April 1997-December 2011.	93	Member of the independent review committee for SEI’s Canadian-registered mutual funds from 2011 to 2017. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1996 to 2016. Trustee/Director of State Street Navigator Securities Lending Trust from 1996 to 2017. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

*

Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Catholic Values Trust and New Covenant Funds.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	139

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee

TRUSTEES (continued)

Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital (strategic fundraising firm) since 2008. Managing Director, Cue Capital (strategic fundraising firm) from March 2002-March 2008.	93	Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2003 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee/Director of SEI Structured Credit Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust and SEI Catholic Values Trust.

James M. Williams One Freedom Valley Drive, Oaks, PA 19456 73 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999.	93	Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013, Trustee of SEI Liquid Asset Trust from 2004 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust and SEI Catholic Values Trust.

Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 79 yrs. old	Trustee	since 2007	Retired Private Investor since 1994.	93	Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2007 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, The KP Funds, New Covenant Funds and SEI Catholic Values Trust.

Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	since 2008	Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998- August 2003.	93	Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron’s Inc., 2012-present. President and CEO of Oasis Ornamentals LLC since 2011. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI AIpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Liquid Asset Trust from 2008 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust and SEI Catholic Values Trust.

Susan C. Cote One Freedom Valley Drive Oaks, PA 19456 66 years old	Trustee	since 2016	Retired since July 2015. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women’s Foundation from 2009 to 2017. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner Ernst & Young LLP from 1997-2015. Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee.	93	Trustee of SEI Insurance Products Trust from 2016 to 2020. Trustee of SEI Structured Credit Fund, LP, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, New Covenant Funds, Adviser Managed Trust and SEI Catholic Values Trust.

James B. Taylor One Freedom Valley Drive Oaks, PA 19456 70 years old	Trustee	since 2018	Retired since December 2017. Chief Investment Officer at Georgia Tech Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000.	93	Trustee of SEI Insurance Products Trust from 2018 to 2020. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

Christine Reynolds One Freedom Valley Drive Oaks, PA 19456 62 years old	Trustee	since 2019	Retired since December 2016. Executive Vice President, Fidelity Investments from 2014-2016. President, Fidelity Pricing and Cash Management Services and Chief Financial Officer of Fidelity Funds from 2008-2014. Chief Operating Officer, Fidelity Pricing and Cash Management Services from 2007-2008. President and Treasurer, Fidelity Funds from 2004-2007. Anti-Money Laundering Officer, Fidelity Funds in 2004. Executive Vice President, Fidelity Funds from 2002-2004. Audit Partner, PricewaterhouseCoopers from 1992-2002.	93	Trustee of SEI Insurance Products Trust from 2019 to 2020. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Catholic Values Trust and New Covenant Funds.

140	SEI Tax Exempt Trust / Annual Report / August 31, 2021

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee

OFFICERS

Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 75 yrs. Old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A

Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 59 yrs. old	Controller and Chief Financial Officer	since 2020	Director, Fund Accounting, SEI Investments Global Funds Services since April 2020 and previously from March 2011 to March 2015; Director, Financial Reporting from June 2017 to March 2020. Director, Centralized Operations from March 2015 to June 2017.	N/A	N/A

Glenn R. Kurdziel One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Assistant Controller	since 2017	Assistant Controller, Funds Accounting, SEI Investments Global Funds Services (March 2017); Senior Manager, Funds Accounting, SEI Investments Global Funds Services since 2005.	N/A	N/A

Russell Emery One Freedom Valley Drive Oaks, PA 19456 58 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Daily lncome Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Liquid Asset Trust from 2006 to 2016. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust from 2013 to 2020. Chief Compliance Officer of The KP Funds from 2013 to 2020. Chief Compliance Officer of O’Connor EQUUS from 2014 to 2016. Chief Compliance Officer of The Advisors’ Inner Circle Fund III since 2014. Chief Compliance Officer of Winton Series Trust from 2014 to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund from 2014 to 2018. Chief Compliance Officer of SEI Catholic Values Trust and Gallery Trust since 2015. Chief Compliance Officer of Schroder Series Trust and Schroder Global Series Trust since 2017.	N/A	N/A

Timothy D Barto One Freedom Valley Drive Oaks, PA 19456 53 yrs. old	Vice President and Secretary	since 2002	Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.	N/A	N/A

Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 50 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney Stark & Stark (law firm), March 2004-July 2007.	N/A	N/A

David F. McCann One Freedom Valley Drive, Oaks, PA 19456 45 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005—October 2008.	N/A	N/A

Stephen G. MacRae One Freedom Valley Drive, Oaks, PA 19456 53 yrs. old	Vice President	since 2012	Director of Global Investment Product Management since January 2004.	N/A	N/A

Bridget E. Sudall One Freedom Valley Drive Oaks, PA 19456 40 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2015	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015), Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011-March 2015, Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007-April 2011.	N/A	N/A

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Catholic Values Trust and New Covenant Funds.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	141

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2021

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2021 to August 31, 2021).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,025.50	0.63%	$3.22

Class Y	1,000.00	1,026.80	0.38	1.94
Hypothetical 5% Return

Class F	$1,000.00	$1,022.03	0.63%	$3.21

Class Y	1,000.00	1,023.29	0.38	1.94
Short Duration Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,004.40	0.63%	$3.18

Class Y	1,000.00	1,004.70	0.38	1.92
Hypothetical 5% Return

Class F	$1,000.00	$1,022.03	0.63%	$3.21

Class Y	1,000.00	1,023.29	0.38	1.94
California Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,016.20	0.60%	$3.05

Class Y	1,000.00	1,017.00	0.45	2.29
Hypothetical 5% Return

Class F	$1,000.00	$1,022.18	0.60%	$3.06

Class Y	1,000.00	1,022.94	0.45	2.29

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,014.20	0.63%	$3.20

Class Y	1,000.00	1,015.00	0.48	2.44
Hypothetical 5% Return

Class F	$1,000.00	$1,022.03	0.63%	$3.21

Class Y	1,000.00	1,022.79	0.48	2.45
New Jersey Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,011.30	0.60%	$3.04

Class Y	1,000.00	1,012.10	0.45	2.28
Hypothetical 5% Return

Class F	$1,000.00	$1,022.18	0.60%	$3.06

Class Y	1,000.00	1,022.94	0.45	2.29
New York Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,016.30	0.60%	$3.05

Class Y	1,000.00	1,017.20	0.45	2.29
Hypothetical 5% Return

Class F	$1,000.00	$1,022.18	0.60%	$3.06

Class Y	1,000.00	1,022.94	0.45	2.29

142	SEI Tax Exempt Trust / Annual Report / August 31, 2021

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,016.60	0.63%	$3.20

Class Y	1,000.00	1,017.30	0.48	2.44
Hypothetical 5% Return

Class F	$1,000.00	$1,022.03	0.63%	$3.21

Class Y	1,000.00	1,022.79	0.48	2.45
Tax-Advantaged Income Fund
Actual Fund Return

Class F	$1,000.00	$1,047.90	0.86%	$4.44

Class Y	1,000.00	1,049.30	0.61	3.15
Hypothetical 5% Return

Class F	$1,000.00	$1,020.87	0.86%	$4.38

Class Y	1,000.00	1,022.13	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Annual Report / August 31, 2021	143

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 23, 2021, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

144	SEI Tax Exempt Trust / Annual Report / August 31, 2021

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ (other than the STET New York Municipal Bond Fund’s) benchmark indexes. With respect to the STET New York Municipal Bond Fund, Broadridge

SEI Tax Exempt Trust / Annual Report / August 31, 2021	145

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

was unable to provide performance of a benchmark index due to the limited number of funds in the relevant classification.

At the March 22-24, 2021 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on March 22-24, 2021 and June 22-23, 2021. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that

146	SEI Tax Exempt Trust / Annual Report / August 31, 2021

such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Tax Exempt Trust / Annual Report / August 31, 2021	147

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2021 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2021 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2021, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions(6)	Total Distributions	(D) Dividends Received Deduction(1)
Intermediate-Term Municipal Fund(6)(7)	6.03%	0.07%	93.90%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.39%	99.61%	100.00%	0.00%
California Municipal Bond Fund(7)	17.67%	0.46%	81.87%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	25.62%	0.02%	74.36%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	3.05%	0.01%	96.94%	100.00%	0.00%
New York Municipal Bond Fund(7)	19.09%	3.32%	77.59%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	20.63%	0.01%	79.36%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	13.17%	27.97%	58.86%	100.00%	9.33%

Fund	(E) Qualifying Dividend Income(2)	(F) U.S. Government Interest (Tax Basis)(3)	(G) Interest Related Dividends(4)	(H) Short-Term Capital Gains Dividends(5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	100.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	100.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	9.47%	0.27%	0.00%	100.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)

“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2021. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2021 that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

“Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7)

For California income tax purposes, for the fiscal year ended August 31, 2021, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the Massachusetts Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 7.71%, 2.09%, 100.00%, 0.00%, 0.00%, 0.00%, 0.00% and 9.47% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions”.

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

148	SEI Tax Exempt Trust / Annual Report / August 31, 2021

SEI Tax Exempt Trust / Annual Report / August 31, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

Aaron Buser

Vice President and Assistant Secretary

David F. McCann

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer
and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-024 (8/21)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Hubert L. Harris, Jr. Ms. Cote and Mr. Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2021			Fiscal Year 2020
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$170,035	$0	$0	$168,035	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$331,000	$0	$0	$534,502	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for fiscal years 2021 and 2020 were $331,000 and $534,502, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and attestation report in accordance with Rule 17 Ad-13.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantage Income Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantage Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 5, 2021

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: November 5, 2021